UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.2%
567	*,z	Tesla Motors, Inc	$118,191

		TOTAL AUTOMOBILES & COMPONENTS	118,191

CAPITAL GOODS - 4.7%
4,181		3M Co	567,194
1,316		Cummins, Inc	196,071
3,708		Precision Castparts Corp	937,234
4,083		Roper Industries, Inc	545,121
2,436		W.W. Grainger, Inc	615,480

		TOTAL CAPITAL GOODS	2,861,100

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
27,681		Nielsen Holdings NV	1,235,403
10,185	*	Verisk Analytics, Inc	610,693

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,846,096

CONSUMER DURABLES & APPAREL - 4.7%
4,640		Hasbro, Inc	258,077
9,313		Luxottica Group S.p.A.	538,113
3,846		LVMH Moet Hennessy Louis Vuitton S.A.	696,942
5,323	*	Michael Kors Holdings Ltd	496,476
12,168		Nike, Inc (Class B)	898,729

		TOTAL CONSUMER DURABLES & APPAREL	2,888,337

CONSUMER SERVICES - 3.7%
14,852		Las Vegas Sands Corp	1,199,744
14,031		Starbucks Corp	1,029,595

		TOTAL CONSUMER SERVICES	2,229,339

DIVERSIFIED FINANCIALS - 5.5%
2,214	*	Affiliated Managers Group, Inc	442,911
5,524		Ameriprise Financial, Inc	608,027
14,082		Blackstone Group LP	468,227
2,232		CBOE Holdings, Inc	126,331
3,850		CME Group, Inc	284,938
3,153		IntercontinentalExchange Group, Inc	623,758
10,323		Moody’s Corp	818,820

		TOTAL DIVERSIFIED FINANCIALS	3,373,012

ENERGY - 1.7%
5,005		EOG Resources, Inc	981,831
1,033		Halliburton Co	60,833

		TOTAL ENERGY	1,042,664

FOOD & STAPLES RETAILING - 0.5%
2,678		Costco Wholesale Corp	299,079

		TOTAL FOOD & STAPLES RETAILING	299,079

FOOD, BEVERAGE & TOBACCO - 0.5%
4,216	*	Monster Beverage Corp	292,801

		TOTAL FOOD, BEVERAGE & TOBACCO	292,801

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
5,884	*	Cerner Corp	330,975

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	330,975

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
13,421		Estee Lauder Cos (Class A)	$897,597

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	897,597

MATERIALS - 3.6%
9,478		LyondellBasell Industries AF S.C.A	842,973
11,966		Monsanto Co	1,361,372

		TOTAL MATERIALS	2,204,345

MEDIA - 5.6%
4,986		CBS Corp (Class B)	308,135
15,759		Comcast Corp (Class A)	788,265
1,632	*	DIRECTV	124,717
8,275	*	Discovery Communications, Inc (Class A)	684,343
3,219		McGraw-Hill Cos, Inc	245,610
3,934	*	Tribune Co	313,343
11,684		Walt Disney Co	935,538

		TOTAL MEDIA	3,399,951

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 18.1%
962	*	Alexion Pharmaceuticals, Inc	146,349
5,133	*	Alkermes plc	226,314
7,747		Allergan, Inc	961,403
6,699		Bayer AG.	907,203
4,925	*	Biogen Idec, Inc	1,506,410
20,891		Bristol-Myers Squibb Co	1,085,287
7,158	*	Celgene Corp	999,257
2,614		Eli Lilly & Co	153,860
2,601	*	Endo International plc	178,559
25,879	*	Gilead Sciences, Inc	1,833,786
12,602		Novo Nordisk AS	573,797
6,164	*	NPS Pharmaceuticals, Inc	184,488
8,936		Perrigo Co plc	1,382,042
3,832		Questcor Pharmaceuticals, Inc	248,812
1,002	*	Salix Pharmaceuticals Ltd	103,817
17,409		Zoetis Inc	503,816

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,995,200

REAL ESTATE - 0.9%
6,922	*	CBRE Group, Inc	189,870
8,190	*	Realogy Holdings Corp	355,856

		TOTAL REAL ESTATE	545,726

RETAILING - 5.5%
5,256	*	Amazon.com, Inc	1,768,749
10,161	*	Carmax, Inc	475,535
8,817		Expedia, Inc	639,233
22,682	*,e	Groupon, Inc	177,827
10,573	*	Liberty Interactive Corp	305,242

		TOTAL RETAILING	3,366,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
12,530		ARM Holdings plc (ADR)	638,654
5,593	*	NXP Semiconductors NV	328,924
18,757		Xilinx, Inc	1,017,943

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,985,521

SOFTWARE & SERVICES - 26.2%
24,150	*	Adobe Systems, Inc	1,587,621
14,026	*	eBay, Inc	774,796
34,453	*	Facebook, Inc	2,075,449
2,451	*	Google, Inc (Class A)	2,731,664
25,216		Intuit, Inc	1,960,040
1,390	*	LinkedIn Corp	257,067
24,229		Mastercard, Inc (Class A)	1,809,906

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

7,260	*	Nuance Communications, Inc	$124,654
22,436	*	Red Hat, Inc	1,188,659
12,319	*	Salesforce.com, Inc	703,292
2,000		Tencent Holdings Ltd	139,600
5,410		Visa, Inc (Class A)	1,167,803
8,317	*	VMware, Inc (Class A)	898,402
15,423	*	Yahoo!, Inc	553,686

		TOTAL SOFTWARE & SERVICES	15,972,639

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
55,975		Alcatel-Lucent (ADR)	218,303
2,972		Apple, Inc	1,595,191
3,875	*	F5 Networks, Inc	413,191
10,262		Qualcomm, Inc	809,261
1,743	*	Stratasys Ltd	184,915

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,220,861

TELECOMMUNICATION SERVICES - 1.8%
11,600		Softbank Corp	876,591
5,934		T-Mobile US, Inc	196,000

		TOTAL TELECOMMUNICATION SERVICES	1,072,591

TRANSPORTATION - 2.2%
18,436		Delta Air Lines, Inc	638,807
2,338	*	Hertz Global Holdings, Inc	62,284
6,174		Kansas City Southern Industries, Inc	630,119

		TOTAL TRANSPORTATION	1,331,210

		TOTAL COMMON STOCKS (Cost $48,505,377)	60,273,821

PURCHASED OPTIONS - 0.0%

AUTOMOBILE & COMPONENTS - 0.0%
200		Tesla Motors, Inc	26

		TOTAL AUTOMOBILE & COMPONENTS	26

		TOTAL PURCHASED OPTIONS (Cost $1,696)	26

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
185,254	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	185,254

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	185,254

		TOTAL SHORT-TERM INVESTMENTS (Cost $185,254)	185,254

		TOTAL INVESTMENTS - 99.3% (Cost $48,692,327)	60,459,101
		OTHER ASSETS & LIABILITIES, NET - 0.7%	411,418

		NET ASSETS - 100.0%	$60,870,519

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $176,047.

z	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.2%
10,998		Delphi Automotive plc	$746,324
19,316		Johnson Controls, Inc	914,033

		TOTAL AUTOMOBILES & COMPONENTS	1,660,357

BANKS - 6.8%
144,681		Bank of America Corp	2,488,513
7,296		BNP Paribas	562,515
9,382		CIT Group, Inc	459,906
21,194		Citigroup, Inc	1,008,834
8,209		East West Bancorp, Inc	299,629
9,990	*	Essent Group Ltd	224,375
30,031		JPMorgan Chase & Co	1,823,182
24,721		SunTrust Banks, Inc	983,649
25,481		Wells Fargo & Co	1,267,425

		TOTAL BANKS	9,118,028

CAPITAL GOODS - 8.9%
11,902		Danaher Corp	892,650
14,839		Eaton Corp	1,114,706
3,772	*	Esterline Technologies Corp	401,869
2,477		General Dynamics Corp	269,795
111,941		General Electric Co	2,898,152
18,232		Honeywell International, Inc	1,691,200
12,378		ITT Corp	529,283
7,732		L-3 Communications Holdings, Inc	913,536
5,162	*	Osram Licht AG.	334,713
10,207	*	Quanta Services, Inc	376,638
5,535		Roper Industries, Inc	738,978
5,416		Safran S.A.	375,218
5,303	*	Teledyne Technologies, Inc	516,141
3,469		Timken Co	203,908
5,604	*	Vestas Wind Systems AS	224,687
3,826	*	WABCO Holdings, Inc	403,872

		TOTAL CAPITAL GOODS	11,885,346

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
22,015	e	Pitney Bowes, Inc	572,170

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	572,170

CONSUMER DURABLES & APPAREL - 2.8%
10,038		DR Horton, Inc	217,323
4,396		Harman International Industries, Inc	467,734
13,293		Hasbro, Inc	739,357
12,798	*	Jarden Corp	765,704
3,321	*	Mohawk Industries, Inc	451,590
23,563		Newell Rubbermaid, Inc	704,534
30	e	Prada S.p.A	235
14,186	e	Wolverine World Wide, Inc	405,010

		TOTAL CONSUMER DURABLES & APPAREL	3,751,487

CONSUMER SERVICES - 1.8%
8,772		Accor S.A.	448,925
6,972	*	Chuy’s Holdings, Inc	300,772
12,138		Extended Stay America, Inc	276,382
8,860		Las Vegas Sands Corp	715,711
16,287	*	Orient-Express Hotels Ltd (Class A)	234,696
9,616		Six Flags Entertainment Corp	386,082

		TOTAL CONSUMER SERVICES	2,362,568

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.6%
12,468		American Express Co	$1,122,494
7,408		Ameriprise Financial, Inc	815,399
16,638		Blackstone Group LP	553,214
19,916	*	ING Groep NV	283,239
14,358		Invesco Ltd	531,246
2,950		Lazard Ltd (Class A)	138,915
4,091		Moody’s Corp	324,498
33,388		Morgan Stanley	1,040,704

		TOTAL DIVERSIFIED FINANCIALS	4,809,709

ENERGY - 8.1%
2,415		Anadarko Petroleum Corp	204,695
6,159	*	Antero Resources Corp	385,553
6,389		Apache Corp	529,968
9,406	*	Cheniere Energy, Inc	520,622
18,163		Chevron Corp	2,159,762
11,482		Consol Energy, Inc	458,706
6,410		EOG Resources, Inc	1,257,450
24,329		Halliburton Co	1,432,735
9,768		Hess Corp	809,572
6,814		Marathon Petroleum Corp	593,091
5,543		Oneok, Inc	328,423
12,795	e	Peyto Energy Trust	436,569
10,908		Phillips 66	840,570
11,559		Spectra Energy Corp	426,989
46,965		Tailsman Energy, Inc	468,711

		TOTAL ENERGY	10,853,416

FOOD & STAPLES RETAILING - 0.3%
73,974	*	Rite Aid Corp	463,817

		TOTAL FOOD & STAPLES RETAILING	463,817

FOOD, BEVERAGE & TOBACCO - 5.4%
50,681		Britvic plc	627,329
6,013		Brown-Forman Corp (Class B)	539,306
8,419		Coca-Cola Enterprises, Inc	402,091
10,862	*	Constellation Brands, Inc (Class A)	922,944
6,811		Groupe Danone	481,179
5,198	*	Hain Celestial Group, Inc	475,461
10,123		Hershey Co	1,056,841
3,575		Mead Johnson Nutrition Co	297,226
23,635		PepsiCo, Inc	1,973,523
8,476		SABMiller plc	423,819

		TOTAL FOOD, BEVERAGE & TOBACCO	7,199,719

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
17,233		Aetna, Inc	1,291,958
10,817	*	Cerner Corp	608,456
6,432	*	Insulet Corp	305,005
13,449	*	Premier, Inc	443,145
15,218		St. Jude Medical, Inc	995,105
4,046		Universal Health Services, Inc (Class B)	332,055

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,975,724

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
7,926		Beiersdorf AG.	773,053
16,525		Colgate-Palmolive Co	1,071,977
5,550		Estee Lauder Cos (Class A)	371,184
2,258		L’Oreal S.A.	372,525
16,881		Procter & Gamble Co	1,360,609

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,949,348

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.3%
11,669		ACE Ltd	$1,155,931
12,643		Allstate Corp	715,341
8,453		Fidelity National Title Group, Inc (Class A)	265,762
27,342		Hartford Financial Services Group, Inc	964,352
18,647		Metlife, Inc	984,562
4,102		Stancorp Financial Group, Inc	274,014

		TOTAL INSURANCE	4,359,962

MATERIALS - 4.1%
6,810		Akzo Nobel NV	555,426
6,510		Carpenter Technology Corp	429,921
9,604		Companhia Vale do Rio Doce (ADR)	132,823
19,297		Dow Chemical Co	937,641
11,036		Du Pont (E.I.) de Nemours & Co	740,516
5,261		FMC Corp	402,782
25,786		Huntsman Corp	629,694
9,004		LyondellBasell Industries AF S.C.A	800,816
4,107		PPG Industries, Inc	794,540

		TOTAL MATERIALS	5,424,159

MEDIA - 4.4%
16,603		CBS Corp (Class B)	1,026,065
32,780		Comcast Corp (Class A)	1,639,656
9,935		DISH Network Corp (Class A)	618,056
12,393	e	Lions Gate Entertainment Corp	331,265
3,404	*	Tribune Co	271,129
6,353		Viacom, Inc (Class B)	539,941
17,563		Walt Disney Co	1,406,270

		TOTAL MEDIA	5,832,382

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.8%
5,168	*	Actavis plc	1,063,833
4,699	*	Alexion Pharmaceuticals, Inc	714,859
5,674	*	Alkermes plc	250,167
4,404		Allergan, Inc	546,536
3,919		Amgen, Inc	483,369
4,899		Bayer AG.	663,440
3,733	*	Biogen Idec, Inc	1,141,813
3,405	*	Biovail Corp	448,881
31,184	*	Biovitrum AB	342,182
21,573		Bristol-Myers Squibb Co	1,120,717
2,337	*	Celgene Corp	326,245
3,639		Gerresheimer AG.	236,213
23,981	*	Gilead Sciences, Inc	1,699,294
2,253	*	Illumina, Inc	334,931
42,329	*,e	Inovio Biomedical Corp	140,956
5,205	*	Jazz Pharmaceuticals plc	721,829
34,927		Johnson & Johnson	3,430,879
3,912	*	Ligand Pharmaceuticals, Inc (Class B)	263,121
26,199		Merck & Co, Inc	1,487,317
9,498	*	Mylan Laboratories, Inc	463,787
4,728		Novartis AG.	401,445
4,306	*	Salix Pharmaceuticals Ltd	446,145
6,915		Shire Ltd	342,329

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	17,070,288

RETAILING - 6.7%
4,603	*	Amazon.com, Inc	1,549,002
1,009	*	AutoZone, Inc	541,934
17,416		Best Buy Co, Inc	459,957
4,978	*,e	Container Store Group, Inc	169,003
20,969		Home Depot, Inc	1,659,277
15,177		Macy’s, Inc	899,844
672	*	NetFlix, Inc	236,564
673	*,z	Priceline.com, Inc	802,142
7,961	*,z	Restoration Hardware Holdings, Inc	585,850

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

8,073		Ross Stores, Inc	$577,623
3,045	z	Tiffany & Co	262,327
15,510		TJX Companies, Inc	940,681
9,752	*	Yoox S.p.A	333,666

		TOTAL RETAILING	9,017,870

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
35,783		Applied Materials, Inc	730,689
7,763		Avago Technologies Ltd	500,015
13,428	*	NXP Semiconductors NV	789,701
13,035	*,e	SunPower Corp	420,509
14,609		Xilinx, Inc	792,830

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,233,744

SOFTWARE & SERVICES - 8.4%
9,609		Activision Blizzard, Inc	196,408
3,353	*	Alliance Data Systems Corp	913,525
10,443	*	Citrix Systems, Inc	599,741
40,120		Compuware Corp	421,260
16,046	*	Facebook, Inc	966,611
16,637	*	Fortinet, Inc	366,513
2,710	*	Google, Inc (Class A)	3,020,322
61,322		Microsoft Corp	2,513,589
9,427	*	Pandora Media, Inc	285,827
10,457	*	Salesforce.com, Inc	596,990
4,604	*	Splunk, Inc	329,140
10,100	*	Take-Two Interactive Software, Inc	221,493
1,449	*	Workday, Inc	132,482
8,935	*	Yahoo!, Inc	320,767
3,265	*,z	Yelp, Inc	251,176
24,110	*	Zynga, Inc	103,673

		TOTAL SOFTWARE & SERVICES	11,239,517

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
119,290		Alcatel-Lucent (ADR)	465,231
6,730		Apple, Inc	3,612,260
15,171	*,e,z	Blackberry Ltd	122,582
16,043		Cisco Systems, Inc	359,524
8,835	*	F5 Networks, Inc	942,076
25,146		Hewlett-Packard Co	813,724
47,876	*	JDS Uniphase Corp	670,264
17,549	*	Juniper Networks, Inc	452,062
8,422		Qualcomm, Inc	664,159
2,968	*	Stratasys Ltd	314,875
2,136	*,e	Synaptics, Inc	128,203

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,544,960

TELECOMMUNICATION SERVICES - 1.8%
10,491	*	Level 3 Communications, Inc	410,618
21,499		T-Mobile US, Inc	710,112
28,302		Verizon Communications, Inc	1,346,326

		TOTAL TELECOMMUNICATION SERVICES	2,467,056

TRANSPORTATION - 2.3%
12,205	*	American Airlines Group, Inc	446,703
5,103		Canadian Pacific Railway Ltd	767,644
37,062		Delta Air Lines, Inc	1,284,198
4,224		Kansas City Southern Industries, Inc	431,102
2,518	*	Old Dominion Freight Line	142,871

		TOTAL TRANSPORTATION	3,072,518

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 1.7%
10,049		American Water Works Co, Inc	$456,225
13,775	*	Calpine Corp	288,035
8,608		Exelon Corp	288,884
8,910		NextEra Energy, Inc	851,974
9,041	e	NRG Yield, Inc	357,391

		TOTAL UTILITIES	2,242,509

		TOTAL COMMON STOCKS (Cost $103,454,155)	133,106,654

PURCHASED OPTIONS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
900		Gilead Sciences, Inc	882

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	882

RETAILING - 0.0%
1,200		Restoration Hardware Holdings, Inc	120

		TOTAL RETAILING	120

		TOTAL PURCHASED OPTIONS (Cost $4,241)	1,002

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
2,976,457	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,976,457

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,976,457

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,976,457)	2,976,457

		TOTAL INVESTMENTS - 101.7% (Cost $106,434,853)	136,084,113
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(2,216,576)

		NET ASSETS - 100.0%	$133,867,537

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,945,317.

z	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUTOMOBILES & COMPONENTS - 0.5%
11,420	*	American Axle & Manufacturing Holdings, Inc	$211,498
3,875		Delphi Automotive plc	262,958

		TOTAL AUTOMOBILES & COMPONENTS	474,456

BANKS - 10.9%
74,204	*	Banco Espirito Santo S.A.	138,960
121,917		Bank of America Corp	2,096,972
36,771		Citigroup, Inc	1,750,300
5,388	*	Essent Group Ltd	121,014
32,788		Huntington Bancshares, Inc	326,896
27,722		JPMorgan Chase & Co	1,683,003
64,895		Keycorp	924,105
68,705		Regions Financial Corp	763,312
42,191		TCF Financial Corp	702,902
59,628		Wells Fargo & Co	2,965,897

		TOTAL BANKS	11,473,361

CAPITAL GOODS - 7.8%
10,442		Allegion plc	544,759
6,152		General Dynamics Corp	670,076
149,622		General Electric Co	3,873,714
3,996		Illinois Tool Works, Inc	324,995
15,269	e	Joy Global, Inc	885,602
1,274		L-3 Communications Holdings, Inc	150,523
10,701	*	Navistar International Corp	362,443
7,124		SPX Corp	700,360
11,791		Textron, Inc	463,268
7,668	*	USG Corp	250,897

		TOTAL CAPITAL GOODS	8,226,637

CONSUMER DURABLES & APPAREL - 2.4%
3,074	*	Deckers Outdoor Corp	245,090
12,545		Hasbro, Inc	697,753
11,814	*	Jarden Corp	706,832
46,501		Pulte Homes, Inc	892,354

		TOTAL CONSUMER DURABLES & APPAREL	2,542,029

CONSUMER SERVICES - 2.8%
11,062		ARAMARK Holdings Corp	319,913
17,790		Burger King Worldwide, Inc	472,325
4,052		Carnival Corp	153,409
13,646		Darden Restaurants, Inc	692,671
24,038		Extended Stay America, Inc	547,345
8,631		Interval Leisure Group, Inc	225,614
4,401		Las Vegas Sands Corp	355,513
3,908		Six Flags Entertainment Corp	156,906

		TOTAL CONSUMER SERVICES	2,923,696

DIVERSIFIED FINANCIALS - 3.6%
7,220		Apollo Management LP	229,596
1,274		Blackstone Group LP	42,361
2,309		Capital One Financial Corp	178,162
4,303		Goldman Sachs Group, Inc	705,047
17,973		Legg Mason, Inc	881,396
21,538		Morgan Stanley	671,339
15,318		State Street Corp	1,065,367

		TOTAL DIVERSIFIED FINANCIALS	3,773,268

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

ENERGY - 14.4%
5,504		Anadarko Petroleum Corp	$466,519
7,000	*	Antero Resources Corp	438,200
1,877		Baker Hughes, Inc	122,042
21,819		Cameco Corp	499,655
10,695		Chesapeake Energy Corp	274,006
14,164		Chevron Corp	1,684,241
10,680	*	Cobalt International Energy, Inc	195,658
12,945		ConocoPhillips	910,681
5,583	*	Dresser-Rand Group, Inc	326,103
30,749	*,e	EP Energy Corp	601,758
46,794	e	EXCO Resources, Inc	262,046
25,787		Exxon Mobil Corp	2,518,874
33,854	*	Kodiak Oil & Gas Corp	410,988
20,873		Marathon Oil Corp	741,409
17,064	*	Matador Resources Co	417,897
24,313		Nabors Industries Ltd	599,315
9,893		Occidental Petroleum Corp	942,704
6,272		Phillips 66	483,320
7,980	*	Southwestern Energy Co	367,160
14,673		Spectra Energy Corp	542,021
113,705		Tailsman Energy, Inc	1,134,776
36,466	*	Weatherford International Ltd	633,050
14,263		Williams Cos, Inc	578,793

		TOTAL ENERGY	15,151,216

FOOD & STAPLES RETAILING - 1.7%
15,966		CVS Corp	1,195,215
9,132		Walgreen Co	602,986

		TOTAL FOOD & STAPLES RETAILING	1,798,201

FOOD, BEVERAGE & TOBACCO - 1.1%
16,398		Mondelez International, Inc	566,551
11,874		SABMiller plc	593,726

		TOTAL FOOD, BEVERAGE & TOBACCO	1,160,277

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
10,539		Abbott Laboratories	405,857
21,497	*	Boston Scientific Corp	290,639
11,084		Covidien plc	816,448
9,371	*	Express Scripts Holding Co	703,668
27,055	*	Hologic, Inc	581,682
12,800	*	Olympus Corp	408,713
17,343		UnitedHealth Group, Inc	1,421,953
3,282	*	WellCare Health Plans, Inc	208,473
2,186		WellPoint, Inc	217,616

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,055,049

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
39,442		Avon Products, Inc	577,431
3,444		Beiersdorf AG.	335,906
1,132		L’Oreal S.A.	186,758
27,106		Procter & Gamble Co	2,184,744

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,284,839

INSURANCE - 6.8%
9,046		ACE Ltd	896,097
13,155		Allstate Corp	744,310
16,597		American International Group, Inc	830,016
9,031	*	Berkshire Hathaway, Inc (Class B)	1,128,604
21,121		Hartford Financial Services Group, Inc	744,938
8,697	*	Hilltop Holdings, Inc	206,902
10,010		Marsh & McLennan Cos, Inc	493,493
13,925		Metlife, Inc	735,240
10,395		Principal Financial Group	478,066

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

4,047		Prudential Financial, Inc	$342,578
6,013		Travelers Cos, Inc	511,706

		TOTAL INSURANCE	7,111,950

MATERIALS - 3.1%
2,920		Akzo Nobel NV	238,156
9,723		Axiall Corp	436,757
16,159		Cliffs Natural Resources, Inc	330,613
15,595	*	Constellium NV	457,713
5,411		Dow Chemical Co	262,921
16,916	*	Louisiana-Pacific Corp	285,373
4,744		LyondellBasell Industries AF S.C.A	421,931
7,265		PolyOne Corp	266,335
9,563	e	Southern Copper Corp (NY)	278,379
1,825		Wacker Chemie AG.	222,768

		TOTAL MATERIALS	3,200,946

MEDIA - 1.2%
57,205	*	Mediaset S.p.A.	319,933
5,921		Time Warner, Inc	386,819
6,298	*	Tribune Co	501,636

		TOTAL MEDIA	1,208,388

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
4,893		Agilent Technologies, Inc	273,616
2,037		Bayer AG.	275,858
30,196	*	Biovitrum AB	331,341
5,395		Bristol-Myers Squibb Co	280,270
6,868	*	Endo International plc	471,488
110	*,e	Foundation Medicine, Inc	3,561
29,726		Johnson & Johnson	2,919,985
33,491		Merck & Co, Inc	1,901,284
5,694		Novartis AG. (ADR)	484,104
39,661		Pfizer, Inc	1,273,911
4,289	e	Questcor Pharmaceuticals, Inc	278,485
15,235		Zoetis Inc	440,901

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,934,804

REAL ESTATE - 3.3%
10,300	*	Forest City Enterprises, Inc (Class A)	196,730
5,414		Liberty Property Trust	200,101
11,940		Mack-Cali Realty Corp	248,233
3,612		Potlatch Corp	139,748
10,344	*	Realogy Holdings Corp	449,447
3,382		Simon Property Group, Inc	554,648
4,081		SL Green Realty Corp	410,630
19,986		Starwood Property Trust, Inc	471,470
8,351		Vornado Realty Trust	823,075

		TOTAL REAL ESTATE	3,494,082

RETAILING - 1.3%
10,751		Best Buy Co, Inc	283,934
1,731	*,e	Conn’s, Inc	67,249
4,703		Expedia, Inc	340,967
28,368	*,e	Groupon, Inc	222,405
251,050	e	Hengdeli Holdings Ltd	48,076
12,907	*,e	JC Penney Co, Inc	111,258
2,325	*,e	Lifestyle Properties Development Ltd	375
26,728	e	Staples, Inc	303,096

		TOTAL RETAILING	1,377,360

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
7,896		Broadcom Corp (Class A)	248,566
10,237	*	First Solar, Inc	714,440
13,319	*,e	Freescale Semiconductor Holdings Ltd	325,116
15,180		Intel Corp	391,796
12,722	*	International Rectifier Corp	348,583
62,662	*	ON Semiconductor Corp	589,023

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,617,524

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 3.1%
2,337		DST Systems, Inc	$221,524
8,652	*	eBay, Inc	477,937
14,081	*	Fortinet, Inc	310,204
2,788	*,e	King Digital Entertainment plc	50,714
18,368		Microsoft Corp	752,904
6,226	*	Rackspace Hosting, Inc	204,337
5,204	*	VistaPrint Ltd	256,141
16,878	*	Yahoo!, Inc	605,920
81,939	*	Zynga, Inc	352,338

		TOTAL SOFTWARE & SERVICES	3,232,019

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
59,936		Alcatel-Lucent (ADR)	233,750
1,649		Apple, Inc	885,084
7,106	*	Ciena Corp	161,590
45,160		Cisco Systems, Inc	1,012,036
10,100		Corning, Inc	210,282
23,773		EMC Corp	651,618
32,350		Hewlett-Packard Co	1,046,846
23,100	*	JDS Uniphase Corp	323,400
95,837	*	Nokia Corp	703,444
2,849		Seagate Technology, Inc	160,000
1,594	*,e	Synaptics, Inc	95,672

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,483,722

TELECOMMUNICATION SERVICES - 3.4%
57,507		AT&T, Inc	2,016,771
61,137	e	Frontier Communications Corp	348,481
13,810	*	Level 3 Communications, Inc	540,523
11,728		Telephone & Data Systems, Inc	307,391
2,679	*	Verizon Communications, Inc	127,413
55,556		Vodafone Group plc	204,297

		TOTAL TELECOMMUNICATION SERVICES	3,544,876

TRANSPORTATION - 2.4%
12,340	*	American Airlines Group, Inc	451,644
15,994	*,b,m	AMR Corp (Escrow)	158,997
13,963		Con-Way, Inc	573,600
3,366		FedEx Corp	446,197
18,901	*	Hertz Global Holdings, Inc	503,523
6,308	*	UAL Corp	281,526
8,117		UTI Worldwide, Inc	85,959

		TOTAL TRANSPORTATION	2,501,446

UTILITIES - 4.2%
18,393	*	Calpine Corp	384,598
22,149		Centerpoint Energy, Inc	524,710
4,809		Consolidated Edison, Inc	258,003
6,521		Duke Energy Corp	464,426
4,936		Edison International	279,427
16,031		Exelon Corp	538,000
4,472		FirstEnergy Corp	152,182
8,360		NextEra Energy, Inc	799,383
15,292		NRG Energy, Inc	486,285
5,420		PG&E Corp	234,144
2,651		Sempra Energy	256,511
		TOTAL UTILITIES	4,377,669

		TOTAL COMMON STOCKS (Cost $88,702,674)	102,947,815

SHORT-TERM INVESTMENTS - 3.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
3,724,173	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,724,173

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,724,173

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,724,173)	3,724,173

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

VALUE

TOTAL INVESTMENTS - 101.7% (Cost $92,426,847)	$106,671,988
OTHER ASSETS & LIABILITIES, NET - (1.7)%	(1,822,262)

NET ASSETS - 100.0%	$104,849,726

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

b	In bankruptcy.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,665,243.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.7%
57,000		Hang Lung Group Ltd	$287,333
150,000		Hang Lung Properties Ltd	432,755

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	720,088

DIVERSIFIED REITS - 9.3%
80,000		American Realty Capital Properties, Inc	1,121,600
200,000		Mexico Real Estate Management S.A. de C.V.	375,014
50,000		Retail Opportunities Investment Corp	747,000
200,000		Spirit Realty Capital, Inc	2,196,000
37,000		Vornado Realty Trust	3,646,720
27,000		WP Carey, Inc	1,621,890

		TOTAL DIVERSIFIED REITS	9,708,224

FOREST PRODUCTS - 0.8%
50,000	*	Louisiana-Pacific Corp	843,500

		TOTAL FOREST PRODUCTS	843,500

HOMEBUILDING - 0.9%
30,000		DR Horton, Inc	649,500
12,000	*	Taylor Morrison Home Corp	282,000

		TOTAL HOMEBUILDING	931,500

HOTELS, RESORTS & CRUISE LINES - 1.2%
25,000		Extended Stay America, Inc	569,250
45,000	*	Orient-Express Hotels Ltd (Class A)	648,450

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,217,700

INDUSTRIAL REITS - 8.9%
18,000		EastGroup Properties, Inc	1,132,380
40,000		First Industrial Realty Trust, Inc	772,800
300,000		Global Logistic Properties	633,131
130,000		Prologis, Inc	5,307,900
43,000		STAG Industrial, Inc	1,036,300
25,000		Terreno Realty Corp	472,750

		TOTAL INDUSTRIAL REITS	9,355,261

MORTGAGE REITS - 1.4%
7,000		Blackstone Mortgage Trust, Inc	201,250
40,000		NorthStar Realty Finance Corp	645,600
20,000		Starwood Property Trust, Inc	471,800
15,000		Two Harbors Investment Corp	153,750

		TOTAL MORTGAGE REITS	1,472,400

OFFICE REITS - 11.7%
37,000		Boston Properties, Inc	4,237,610
60,000		Brandywine Realty Trust	867,600
15,000		Digital Realty Trust, Inc	796,200
25,000		HRPT Properties Trust	657,500
15,000		Kilroy Realty Corp	878,700
100,000		Parkway Properties, Inc	1,825,000
30,000		SL Green Realty Corp	3,018,600

		TOTAL OFFICE REITS	12,281,210

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

PUBLISHING - 0.4%
9,000		Rightmove plc	$396,042

		TOTAL PUBLISHING	396,042

REAL ESTATE DEVELOPMENT - 0.1%
783	*	Howard Hughes Corp	111,742

		TOTAL REAL ESTATE DEVELOPMENT	111,742

REAL ESTATE SERVICES - 1.3%
40,000		Kennedy-Wilson Holdings, Inc	900,400
11,000	*	Realogy Holdings Corp	477,950

		TOTAL REAL ESTATE SERVICES	1,378,350

RESIDENTIAL REITS - 15.1%
35,000		Apartment Investment & Management Co (Class A)	1,057,700
40,000		AvalonBay Communities, Inc	5,252,800
100,000		Education Realty Trust, Inc	987,000
25,000		Equity Lifestyle Properties, Inc	1,016,250
65,000		Equity Residential	3,769,350
18,000		Essex Property Trust, Inc	3,060,900
15,000		Sun Communities, Inc	676,350

		TOTAL RESIDENTIAL REITS	15,820,350

RETAIL REITS - 20.6%
42,000		Equity One, Inc	938,280
17,000		Federal Realty Investment Trust	1,950,240
160,000		General Growth Properties, Inc	3,520,000
33,000		Pennsylvania Real Estate Investment Trust	595,650
45,000		Regency Centers Corp	2,297,700
75,000		Simon Property Group, Inc	12,300,000

		TOTAL RETAIL REITS	21,601,870

SPECIALIZED REITS - 25.8%
65,000		American Tower Corp	5,321,551
50,000		CubeSmart	858,000
30,000		Extra Space Storage, Inc	1,455,300
12,978		Gaming and Leisure Properties, Inc	473,178
25,000		HCP, Inc	969,750
20,000		Health Care REIT, Inc	1,192,000
40,000		Healthcare Realty Trust, Inc	966,000
75,000		Healthcare Trust of America, Inc	854,250
90,000		Host Marriott Corp	1,821,600
20,000		Plum Creek Timber Co, Inc	840,800
25,000		Potlatch Corp	967,250
18,000		Public Storage, Inc	3,032,820
40,000		RLJ Lodging Trust	1,069,600
135,000	*	Strategic Hotels & Resorts, Inc	1,375,650
110,000		Sunstone Hotel Investors, Inc	1,510,300
62,000		Ventas, Inc	3,755,340
25,000		Weyerhaeuser Co	733,750

		TOTAL SPECIALIZED REITS	27,197,139

		TOTAL COMMON STOCKS (Cost $90,581,540)	103,035,376

		TOTAL INVESTMENTS - 98.2% (Cost $90,581,540)	103,035,376
		OTHER ASSETS & LIABILITIES, NET - 1.8%	1,845,002

		NET ASSETS - 100.0%	$104,880,378

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
4,170		Superior Industries International, Inc	$85,443
8,359	*	Tenneco, Inc	485,407

		TOTAL AUTOMOBILES & COMPONENTS	570,850

BANKS - 8.2%
2,899		Banner Corp	119,468
13,740		Boston Private Financial Holdings, Inc	185,902
16,330		Brookline Bancorp, Inc	153,829
19,890		Capitol Federal Financial	249,620
9,049		Cathay General Bancorp	227,944
5,933		Columbia Banking System, Inc	169,209
3,727		Community Bank System, Inc	145,428
19,499		FirstMerit Corp	406,164
14,214		Home Loan Servicing Solutions Ltd	307,022
21,891		National Penn Bancshares, Inc	228,761
8,925		Oritani Financial Corp	141,104
7,900		PrivateBancorp, Inc	241,029
7,292		Prosperity Bancshares, Inc	482,366
13,800		Provident Financial Services, Inc	253,506
14,480	e	Radian Group, Inc	217,634
21,652		Susquehanna Bancshares, Inc	246,616
3,066	*	SVB Financial Group	394,839
7,060		Webster Financial Corp	219,284

		TOTAL BANKS	4,389,725

CAPITAL GOODS - 10.0%
4,020		Acuity Brands, Inc	532,931
2,786	*	American Woodmark Corp	93,777
866		Ampco-Pittsburgh Corp	16,341
6,105		Applied Industrial Technologies, Inc	294,505
3,784		Brady Corp (Class A)	102,736
7,089		Comfort Systems USA, Inc	108,036
4,573		Crane Co	325,369
2,323		Cubic Corp	118,636
4,813		Curtiss-Wright Corp	305,818
1,522	*	DXP Enterprises, Inc	144,483
884	*	Dycom Industries, Inc	27,943
4,329		EnerSys	299,957
1,636	*	EnPro Industries, Inc	118,888
7,248		Exelis, Inc	137,785
910		Graco, Inc	68,013
4,674		Heico Corp	281,188
3,683		Huntington Ingalls	376,624
2,000		Kadant, Inc	72,940
1,605		LB Foster Co (Class A)	75,194
5,040		Mueller Industries, Inc	151,150
8,700	*	Orbital Sciences Corp	242,730
4,244		Oshkosh Truck Corp	249,844
4,364		Pike Electric Corp	46,957
1,965	*	Proto Labs, Inc	132,972
18,641	*	Taser International, Inc	340,944
3,680	*	Teledyne Technologies, Inc	358,174
3,390	*	WABCO Holdings, Inc	357,848

		TOTAL CAPITAL GOODS	5,381,783

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
2,430		Exponent, Inc	182,396
1,898	*	Huron Consulting Group, Inc	120,295
8,082	*	Korn/Ferry International	240,601
839	*	On Assignment, Inc	32,377

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,938		Rollins, Inc	$209,805
13,749	*	RPX Corp	223,834
9,863	*	TrueBlue, Inc	288,591
3,549		Viad Corp	85,318
6,498	*	WageWorks, Inc	364,603

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,747,820

CONSUMER DURABLES & APPAREL - 2.7%
8,139	*,e	Beazer Homes USA, Inc	163,431
8,820		Brunswick Corp	399,458
9,027	*	CROCS, Inc	140,821
7,600		La-Z-Boy, Inc	205,960
1,700		Movado Group, Inc	77,435
13,600	*	Standard-Pacific Corp	113,016
6,864	*	Steven Madden Ltd	246,967
4,700	*	Tumi Holdings, Inc	106,361

		TOTAL CONSUMER DURABLES & APPAREL	1,453,449

CONSUMER SERVICES - 3.7%
3,331		Cheesecake Factory	158,656
11,225		Hillenbrand, Inc	362,904
4,445	*	Hyatt Hotels Corp	239,185
5,517	*	Marriott Vacations Worldwide Corp	308,455
5,501	*	Multimedia Games, Inc	159,749
8,302	*	Orient-Express Hotels Ltd (Class A)	119,632
15,236		Service Corp International	302,892
5,360		Six Flags Entertainment Corp	215,204
5,190		Texas Roadhouse, Inc (Class A)	135,355

		TOTAL CONSUMER SERVICES	2,002,032

DIVERSIFIED FINANCIALS - 2.2%
39,369		Apollo Investment Corp	327,156
4,199		Cash America International, Inc	162,585
745	e	FXCM, Inc	11,004
8,300	*,e	GSV Capital Corp	84,162
540	e	iShares Russell 2000 Index Fund	62,824
4,800	*	Portfolio Recovery Associates, Inc	277,728
8,460	e	Prospect Capital Corp	91,368
11,019		TCP Capital Corp	182,364

		TOTAL DIVERSIFIED FINANCIALS	1,199,191

ENERGY - 5.8%
5,851	e	Alon USA Energy, Inc	87,414
19,900	*,e	Alpha Natural Resources, Inc	84,575
7,990	*,e	Approach Resources, Inc	167,071
13,300	e	Arch Coal, Inc	64,106
4,614		Bristow Group, Inc	348,449
5,560	e	Comstock Resources, Inc	127,046
2,470	e	CVR Energy, Inc	104,358
7,427		Delek US Holdings, Inc	215,680
2,346	e	Energy XXI Bermuda Ltd	55,295
5,100		Green Plains Renewable Energy, Inc	152,796
5,486	*,e	Penn Virginia Corp	95,950
11,843	*	Pioneer Energy Services Corp	153,367
11,028	*	Renewable Energy Group, Inc	132,115
3,576	*	Stone Energy Corp	150,085
4,209		Targa Resources Investments, Inc	417,786
26,599	*	Vaalco Energy, Inc	227,421
6,322		W&T Offshore, Inc	109,434
5,480	e	Western Refining, Inc	211,528
14,890	*	Willbros Group, Inc	187,912

		TOTAL ENERGY	3,092,388

FOOD & STAPLES RETAILING - 0.7%
49,450	*	Rite Aid Corp	310,051
958		Weis Markets, Inc	47,182

		TOTAL FOOD & STAPLES RETAILING	357,233

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.7%
579	*,e	Annie’s, Inc	$23,270
772	*	Boston Beer Co, Inc (Class A)	188,931
1,932	*	Darling International, Inc	38,679
2,470	*,e	Diamond Foods, Inc	86,277
3,980		Fresh Del Monte Produce, Inc	109,729
2,031		J&J Snack Foods Corp	194,915
3,630		Sanderson Farms, Inc	284,919

		TOTAL FOOD, BEVERAGE & TOBACCO	926,720

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
7,120	*	Align Technology, Inc	368,745
10,696	*	AMN Healthcare Services, Inc	146,963
2,484		Cantel Medical Corp	83,760
4,058		Computer Programs & Systems, Inc	262,147
5,211	*	Cyberonics, Inc	340,018
4,832	*	Cynosure, Inc (Class A)	141,578
3,237	*	HealthStream, Inc	86,428
2,000	*	ICU Medical, Inc	119,760
7,532	*	Medidata Solutions, Inc	409,289
1,612	*	MWI Veterinary Supply, Inc	250,859
5,120	*	NuVasive, Inc	196,659
5,036	*	Omnicell, Inc	144,130
3,178	*	PharMerica Corp	88,920
8,800		Select Medical Holdings Corp	109,560
8,140	*	Team Health Holdings, Inc	364,265
6,739	*	Thoratec Corp	241,324
3,369	*	WellCare Health Plans, Inc	213,999

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,568,404

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
6,420	*	Medifast, Inc	186,758
1,368	*,e	USANA Health Sciences, Inc	103,065

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	289,823

INSURANCE - 3.1%
4,700	e	Amtrust Financial Services, Inc	176,767
4,200		Assured Guaranty Ltd	106,344
639		First American Financial Corp	16,965
6,369	e	HCI Group, Inc	231,832
15,000		Maiden Holdings Ltd	187,200
4,000		Montpelier Re Holdings Ltd	119,040
5,310		Platinum Underwriters Holdings Ltd	319,131
4,500		Primerica, Inc	211,995
9,828	*	Third Point Reinsurance Ltd	155,774
11,660		Universal Insurance Holdings, Inc	148,082

		TOTAL INSURANCE	1,673,130

MATERIALS - 4.4%
3,500		A. Schulman, Inc	126,910
18,000	*,e	AK Steel Holding Corp	129,960
4,186	*	Boise Cascade Co	119,887
9,610	*	Coeur d’Alene Mines Corp	89,277
8,597		Globe Specialty Metals, Inc	178,990
5,128		Minerals Technologies, Inc	331,064
8,161		Myers Industries, Inc	162,567
4,954		OM Group, Inc	164,572
1,433		Quaker Chemical Corp	112,963
11,138	*,e	Resolute Forest Products	223,762
3,989	*	RTI International Metals, Inc	110,815
5,707		Schnitzer Steel Industries, Inc (Class A)	164,647
487		Schweitzer-Mauduit International, Inc	20,741
15,140	*	Stillwater Mining Co	224,223
5,733		Worthington Industries, Inc	219,287

		TOTAL MATERIALS	2,379,665

MEDIA - 2.6%
6,424		Cinemark Holdings, Inc	186,360
8,562	*	EW Scripps Co (Class A)	151,719

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,399	*	Journal Communications, Inc (Class A)	$100,995
6,064	*	Lamar Advertising Co (Class A)	309,203
20,770	*	Live Nation, Inc	451,748
2,940	*	Madison Square Garden, Inc	166,933

		TOTAL MEDIA	1,366,958

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
4,900	*	Acadia Pharmaceuticals, Inc	119,217
991	*,e	Acceleron Pharma, Inc	34,189
6,850	*	Acorda Therapeutics, Inc	259,683
12,882	*,e	Affymetrix, Inc	91,849
1,200	*	Alnylam Pharmaceuticals, Inc	80,568
4,399	*	AMAG Pharmaceuticals, Inc	85,121
12,000	*,e	Arena Pharmaceuticals, Inc	75,600
13,020	*	Array Biopharma, Inc	61,194
4,517	*	Cambrex Corp	85,236
1,600	*,e	Celldex Therapeutics, Inc	28,272
4,456	*	Cepheid, Inc	229,840
2,043	*	Clovis Oncology, Inc	141,519
7,437	*,e	Cytokinetics, Inc	70,652
7,740	*	Depomed, Inc	112,230
1,110	*,e	Epizyme, Inc	25,275
5,600	*,e	Exelixis, Inc	19,824
1,811	*,e	Genomic Health, Inc	47,702
5,839	*	Impax Laboratories, Inc	154,266
3,386	*,e	Insys Therapeutics, Inc	140,261
180	*	Intercept Pharmaceuticals, Inc	59,362
2,800	*	InterMune, Inc	93,716
2,570	*,e	Isis Pharmaceuticals, Inc	111,050
2,730	*	Lannett Co, Inc	97,516
8,199	*	Medicines Co	233,016
5,340	*	NPS Pharmaceuticals, Inc	159,826
2,300	*	OncoGenex Pharmaceutical, Inc	27,048
10,080	*,e	Orexigen Therapeutics, Inc	65,520
6,970	*	Parexel International Corp	377,007
10,310	e	PDL BioPharma, Inc	85,676
580	*	Puma Biotechnology, Inc	60,401
471		Questcor Pharmaceuticals, Inc	30,582

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,263,218

REAL ESTATE - 8.1%
6,321		Chesapeake Lodging Trust	162,639
26,504		Cousins Properties, Inc	304,001
17,077		CubeSmart	293,041
20,600		DCT Industrial Trust, Inc	162,328
13,760		DuPont Fabros Technology, Inc	331,203
3,880		EastGroup Properties, Inc	244,091
6,770		Extra Space Storage, Inc	328,413
12,303		First Industrial Realty Trust, Inc	237,694
3,604		LTC Properties, Inc	135,618
26,600		New Residential Investment Corp	172,102
2,459		PS Business Parks, Inc	205,622
17,848		RAIT Investment Trust	151,530
9,800		Retail Opportunities Investment Corp	146,412
13,193		RLJ Lodging Trust	352,781
1,882		Saul Centers, Inc	89,132
4,587		Sovran Self Storage, Inc	336,915
27,600	*	Strategic Hotels & Resorts, Inc	281,244
5,450		Sun Communities, Inc	245,740
11,537		Sunstone Hotel Investors, Inc	158,403

		TOTAL REAL ESTATE	4,338,909

RETAILING - 3.7%
2,100	*	Ann Taylor Stores Corp	87,108
2,100	*	Asbury Automotive Group, Inc	116,151
7,406	*	Barnes & Noble, Inc	154,785
5,763		Big 5 Sporting Goods Corp	92,496
4,991		Children’s Place Retail Stores, Inc	248,602
18,383	*	Christopher & Banks Corp	121,512
3,400		Finish Line, Inc (Class A)	92,106

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,207	*	Five Below, Inc	$136,233
4,900	*	Kirkland’s, Inc	90,601
1,552		Lithia Motors, Inc (Class A)	103,146
16,970	*	Orbitz Worldwide, Inc	133,045
6,183		Penske Auto Group, Inc	264,385
8,700		Pier 1 Imports, Inc	164,256
15,800	*,e	RadioShack Corp	33,496
5,365	*	RetailMeNot, Inc	171,680

		TOTAL RETAILING	2,009,602

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
5,888	*	Advanced Energy Industries, Inc	144,256
3,340	*	Cabot Microelectronics Corp	146,960
9,847	*	Cavium Networks, Inc	430,610
16,484	*	Entegris, Inc	199,621
31,365	*	Entropic Communications, Inc	128,283
1,393		Hittite Microwave Corp	87,815
11,883	*	Integrated Device Technology, Inc	145,329
36,878	*	Lattice Semiconductor Corp	289,123
25,683	*	Rambus, Inc	276,092
26,264	*	Silicon Image, Inc	181,222

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,029,311

SOFTWARE & SERVICES - 9.0%
10,000	*	Aspen Technology, Inc	423,600
4,834	*	Commvault Systems, Inc	313,968
6,095	*	Datalink Corp	84,903
5,740	*	Demandware, Inc	367,705
3,017		DST Systems, Inc	285,982
6,000	*	Gigamon, Inc	182,340
8,719	*	Infoblox, Inc	174,903
7,568	*	LogMeIn, Inc	339,728
12,230	*	Manhattan Associates, Inc	428,417
7,515	*	Marketo, Inc	245,515
8,948		MAXIMUS, Inc	401,407
20,400	*	Monster Worldwide, Inc	152,592
3,380	*	Proofpoint, Inc	125,330
3,193	*	PROS Holdings, Inc	100,612
2,340	*	Rally Software Development Corp	31,309
2,959	*	Syntel, Inc	266,014
24,436	*	TiVo, Inc	323,288
3,041	*	Virtusa Corp	101,904
5,427	*,e	WebMD Health Corp (Class A)	224,678
8,845	*	Xoom Corp	172,654
19,300	*	Zynga, Inc	82,990

		TOTAL SOFTWARE & SERVICES	4,829,839

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
10,706	e	Alliance Fiber Optic Products, Inc	154,916
11,100	*	ARRIS Group, Inc	312,798
10,470	*	Aruba Networks, Inc	196,312
7,845	*	Benchmark Electronics, Inc	177,689
12,800	*	Calix Networks, Inc	107,904
2,321	*	Electronics for Imaging, Inc	100,523
6,897	*	Emulex Corp	50,969
8,050	*	Finisar Corp	213,405
13,367	*	Immersion Corp	141,022
4,630		Lexmark International, Inc (Class A)	214,323
4,086	*	Plexus Corp	163,726
27,240	*	QLogic Corp	347,310
12,997	*	Sanmina Corp	226,798
28,650	*	Sonus Networks, Inc	96,550
6,002	*,e	Synaptics, Inc	360,240
3,888	*	SYNNEX Corp	235,652

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,100,137

TELECOMMUNICATION SERVICES - 1.1%
21,050	*	8x8, Inc	227,551
8,633		Inteliquent, Inc	125,437
10,097	*	Premiere Global Services, Inc	121,770
26,683	*	Vonage Holdings Corp	113,936

		TOTAL TELECOMMUNICATION SERVICES	588,694

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.2%
659		Amerco, Inc	$152,967
11,749		Arkansas Best Corp	434,125
5,907		Matson, Inc	145,844
3,900	*	Spirit Airlines, Inc	231,660
9,120	*	Swift Transportation Co, Inc	225,720

		TOTAL TRANSPORTATION	1,190,316

UTILITIES - 3.0%
7,160		American States Water Co	231,196
8,573		Avista Corp	262,763
5,794		Black Hills Corp	334,024
6,717		Empire District Electric Co	163,357
300		iShares Micro-Cap ETF	23,190
4,131		New Jersey Resources Corp	205,724
4,158		NorthWestern Corp	197,214
3,150		Southwest Gas Corp	168,368

		TOTAL UTILITIES	1,585,836

		TOTAL COMMON STOCKS (Cost $44,347,142)	53,335,033

SHORT-TERM INVESTMENTS - 7.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.2%
3,839,501	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,839,501

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,839,501

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,839,501)	3,839,501

		TOTAL INVESTMENTS - 106.7% (Cost $48,186,643)	57,174,534
		OTHER ASSETS & LIABILITIES, NET - (6.7)%	(3,610,205)

		NET ASSETS - 100.0%	$53,564,329

Abbreviation(s):

ETF	Exchange Traded Fund

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,804,849.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 2.0%
650		BorgWarner, Inc	$39,955
70		Delphi Automotive plc	4,750
30,738		Ford Motor Co	479,513
2,462		Harley-Davidson, Inc	163,994
8,094		Johnson Controls, Inc	383,008
292	*	Modine Manufacturing Co	4,278
1,073	*	Tenneco, Inc	62,309
890	*	Tesla Motors, Inc	185,521

		TOTAL AUTOMOBILES & COMPONENTS	1,323,328

BANKS - 3.6%
470		Associated Banc-Corp	8,488
196		Bank of Hawaii Corp	11,880
9,729		BB&T Corp	390,814
200		Boston Private Financial Holdings, Inc	2,706
363		CapitalSource, Inc	5,296
38		Capitol Federal Financial	477
72		Centerstate Banks of Florida, Inc	786
91		CIT Group, Inc	4,461
1,692		Comerica, Inc	87,646
22		Community Bank System, Inc	859
69		Cullen/Frost Bankers, Inc	5,350
1,786		Huntington Bancshares, Inc	17,806
88		IBERIABANK Corp	6,173
16,592		Keycorp	236,270
2,859		M&T Bank Corp	346,797
528	*	MGIC Investment Corp	4,499
1,477		New York Community Bancorp, Inc	23,735
333		OFG Bancorp	5,724
145		Old National Bancorp	2,162
97		PacWest Bancorp	4,172
18		Peoples Bancorp, Inc	445
189		People’s United Financial, Inc	2,810
5,186		PNC Financial Services Group, Inc	451,182
574	*	Popular, Inc	17,788
188		PrivateBancorp, Inc	5,736
355		Provident Financial Services, Inc	6,521
6,559		Radian Group, Inc	98,582
35	*	Signature Bank	4,396
134	*	Sun Bancorp, Inc	450
160		Susquehanna Bancshares, Inc	1,822
269	*	SVB Financial Group	34,642
31		TCF Financial Corp	517
50		UMB Financial Corp	3,235
102		United Bankshares, Inc	3,123
12,811		US Bancorp	549,079
107		Webster Financial Corp	3,323
49		Westamerica Bancorporation	2,650
169		Wilshire Bancorp, Inc	1,876
290		Zions Bancorporation	8,984

		TOTAL BANKS	2,363,262

CAPITAL GOODS - 7.5%
4,343		3M Co	589,172
178		A.O. Smith Corp	8,192
103		Actuant Corp (Class A)	3,518
39		Acuity Brands, Inc	5,170
4,742		Ametek, Inc	244,166
17		Applied Industrial Technologies, Inc	820
400	*	ArvinMeritor, Inc	4,900
90		Astec Industries, Inc	3,952
1,187		Barnes Group, Inc	45,664

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		Briggs & Stratton Corp	$4,450
1,027	*	Builders FirstSource, Inc	9,356
33	*	Chart Industries, Inc	2,625
81	*	Colfax Corp	5,778
2,175		Cummins, Inc	324,053
5,675		Danaher Corp	425,625
4,223		Deere & Co	383,448
644		Dover Corp	52,647
3,502		Eaton Corp	263,070
6,715		Emerson Electric Co	448,562
72		EnerSys	4,989
1,660		Fastenal Co	81,871
64		Fluor Corp	4,975
100		Fortune Brands Home & Security, Inc	4,208
639		Graco, Inc	47,759
75		Heico Corp	4,512
117	*	Hexcel Corp	5,094
4,661		Illinois Tool Works, Inc	379,079
1,368		Ingersoll-Rand plc	78,304
112		Joy Global, Inc	6,496
80	*	Layne Christensen Co	1,455
245		Lincoln Electric Holdings, Inc	17,643
4,732		Masco Corp	105,098
1,227		Nordson Corp	86,491
1,604		Owens Corning, Inc	69,245
2,930		Paccar, Inc	197,599
313		Pall Corp	28,004
361		Parker Hannifin Corp	43,215
1,081		Pentair Ltd	85,767
342	*	Polypore International, Inc	11,700
1,575		Precision Castparts Corp	398,097
1,131	*	Quanta Services, Inc	41,734
939		Rockwell Automation, Inc	116,952
135		Rockwell Collins, Inc	10,755
400		Roper Industries, Inc	53,404
147		Snap-On, Inc	16,682
2,144	*	Spirit Aerosystems Holdings, Inc (Class A)	60,439
55		TAL International Group, Inc	2,358
818		Tennant Co	53,677
143		Timken Co	8,406
377	*	United Rentals, Inc	35,792
23		Valmont Industries, Inc	3,423
44		W.W. Grainger, Inc	11,117
391	*	WABCO Holdings, Inc	41,274
8		Watsco, Inc	799
36	*	WESCO International, Inc	2,996
54		Westinghouse Air Brake Technologies Corp	4,185
179		Woodward Governor Co	7,434
86		Xylem, Inc	3,132

		TOTAL CAPITAL GOODS	4,961,328

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
302		Acacia Research (Acacia Technologies)	4,615
2,963	*	ACCO Brands Corp	18,252
93		Corporate Executive Board Co	6,903
245		Deluxe Corp	12,855
837		Dun & Bradstreet Corp	83,156
217		Equifax, Inc	14,763
168		HNI Corp	6,142
73	*	IHS, Inc (Class A)	8,869
190		Interface, Inc	3,905
1,174		Iron Mountain, Inc	32,367
291		Manpower, Inc	22,940
1,111		R.R. Donnelley & Sons Co	19,887
1,573		Robert Half International, Inc	65,987
160	*	RPX Corp	2,605
282	*	Tetra Tech, Inc	8,344
1,816		Waste Management, Inc	76,399

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	387,989

CONSUMER DURABLES & APPAREL - 1.1%
200		Callaway Golf Co	2,044
5		Columbia Sportswear Co	413
14	*	Deckers Outdoor Corp	1,116

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

68		Hanesbrands, Inc	$5,201
13		Hasbro, Inc	723
16	*	Iconix Brand Group, Inc	628
5,425		Mattel, Inc	217,597
72	*	Meritage Homes Corp	3,015
95	*	Mohawk Industries, Inc	12,918
200		Movado Group, Inc	9,110
4,980		Nike, Inc (Class B)	367,823
152		Oxford Industries, Inc	11,886
270		Ryland Group, Inc	10,781
71	*	Tempur-Pedic International, Inc	3,598
2		Tupperware Corp	168
143	*	Under Armour, Inc (Class A)	16,394
323		VF Corp	19,987
92		Whirlpool Corp	13,750

		TOTAL CONSUMER DURABLES & APPAREL	697,152

CONSUMER SERVICES - 2.6%
55		Bob Evans Farms, Inc	2,752
200		Brinker International, Inc	10,490
75	*	Chipotle Mexican Grill, Inc (Class A)	42,604
1,063		Choice Hotels International, Inc	48,898
932		Darden Restaurants, Inc	47,308
13		DineEquity, Inc	1,015
128		Domino’s Pizza, Inc	9,852
60		Dunkin Brands Group, Inc	3,011
3,814		Marriott International, Inc (Class A)	213,660
6,026		McDonald’s Corp	590,729
4,520	*	MGM Mirage	116,887
111	*	Popeyes Louisiana Kitchen, Inc	4,511
333		Royal Caribbean Cruises Ltd	18,169
1,081	*	Ruby Tuesday, Inc	6,065
177	*	Sonic Corp	4,034
6,116		Starbucks Corp	448,792
1,429		Starwood Hotels & Resorts Worldwide, Inc	113,748
91	*	Strayer Education, Inc	4,225
6		Vail Resorts, Inc	418
91		Weight Watchers International, Inc	1,869

		TOTAL CONSUMER SERVICES	1,689,037

DIVERSIFIED FINANCIALS - 7.3%
2,432	*	American Capital Ltd	38,401
6,094		American Express Co	548,643
12,551		Bank of New York Mellon Corp	442,925
1,351		BlackRock, Inc	424,862
5,723		Capital One Financial Corp	441,587
14,280		Charles Schwab Corp	390,272
3,171		CME Group, Inc	234,686
34	*	Credit Acceptance Corp	4,833
6,505		Discover Financial Services	378,526
491		Evercore Partners, Inc (Class A)	27,128
6,734		Franklin Resources, Inc	364,848
221	*	Green Dot Corp	4,316
1,368		IntercontinentalExchange Group, Inc	270,631
5,186		Invesco Ltd	191,882
466		Janus Capital Group, Inc	5,065
566		Legg Mason, Inc	27,757
171	*	Main Street Capital Corp	5,619
785		NASDAQ OMX Group, Inc	28,998
5,396		Northern Trust Corp	353,762
176	*	PHH Corp	4,548
474		Prospect Capital Corp	5,119
5,140		State Street Corp	357,487
2,930		T Rowe Price Group, Inc	241,286
123		Triangle Capital Corp	3,184

		TOTAL DIVERSIFIED FINANCIALS	4,796,365

ENERGY - 9.3%
3,448		Apache Corp	286,012
277		Baker Hughes, Inc	18,011
113	*	C&J Energy Services, Inc	3,295
1,826	*	Cameron International Corp	112,792
56		CARBO Ceramics, Inc	7,727

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

136	*	Carrizo Oil & Gas, Inc	$7,271
1,640	*	Cheniere Energy, Inc	90,774
1,000		Cimarex Energy Co	119,110
2,376	*	Clean Energy Fuels Corp	21,241
246		Comstock Resources, Inc	5,621
299	*	Concho Resources, Inc	36,627
433		Contango Oil & Gas Co	20,671
1,504	*	Continental Resources, Inc	186,902
135		CVR Energy, Inc	5,704
112		Dawson Geophysical Co	3,137
54		Denbury Resources, Inc	886
4,666	*	Devon Energy Corp	312,295
2,381		EOG Resources, Inc	467,081
2,342		Equitable Resources, Inc	227,104
49		Exterran Holdings, Inc	2,150
25	*	FMC Technologies, Inc	1,307
66	*	Geospace Technologies Corp	4,367
1,802	*	Hercules Offshore, Inc	8,271
3,941		Hess Corp	326,630
1,105	*	Hornbeck Offshore Services, Inc	46,200
2,038	*	ION Geophysical Corp	8,580
344	*	Key Energy Services, Inc	3,179
83	*	Kinder Morgan Management LLC	5,949
6,768	*	Kodiak Oil & Gas Corp	82,164
8,202		Marathon Oil Corp	291,335
4,108		Marathon Petroleum Corp	357,560
22	*	Matrix Service Co	743
4,787		National Oilwell Varco, Inc	372,764
103	*	Natural Gas Services Group, Inc	3,104
2,152		Noble Corp plc	70,456
3,833		Noble Energy, Inc	272,296
230	*	Northern Oil And Gas, Inc	3,363
269	*	Oasis Petroleum, Inc	11,225
4,404		Occidental Petroleum Corp	419,657
4		Oceaneering International, Inc	287
2	*	Oil States International, Inc	197
1,573		Oneok, Inc	93,200
3	*	PDC Energy, Inc	187
415	*	Petroquest Energy, Inc	2,366
4,571		Phillips 66	352,241
1,740		Pioneer Natural Resources Co	325,624
1,028		Questar Market Resources, Inc	30,264
846	*	Quicksilver Resources, Inc	2,225
12		Range Resources Corp	996
233	*	Rex Energy Corp	4,359
5		SEACOR Holdings, Inc	432
284	*	Solazyme, Inc	3,297
1,768	*	Southwestern Energy Co	81,346
9,859		Spectra Energy Corp	364,191
731		St. Mary Land & Exploration Co	52,113
893		Superior Energy Services	27,469
81		Tesoro Corp	4,098
377	*	Ultra Petroleum Corp	10,138
278	*	Unit Corp	18,176
10,114	*	Weatherford International Ltd	175,579
3,173		Western Refining, Inc	122,478
1,015	*	Whiting Petroleum Corp	70,431
4,541		Williams Cos, Inc	184,274

		TOTAL ENERGY	6,149,529

FOOD & STAPLES RETAILING - 1.0%
3,726		Kroger Co	162,640
3,254		Safeway, Inc	120,203
128		Spartan Stores, Inc	2,971
8,404		Sysco Corp	303,636
1,847		Whole Foods Market, Inc	93,661

		TOTAL FOOD & STAPLES RETAILING	683,111

FOOD, BEVERAGE & TOBACCO - 3.6%
286		Bunge Ltd	22,740
2,696		Campbell Soup Co	120,996
1,284		ConAgra Foods, Inc	39,843
151	*	Darling International, Inc	3,023

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

302		Dr Pepper Snapple Group, Inc	$16,447
127		Flowers Foods, Inc	2,724
7,720		General Mills, Inc	400,050
610		Hillshire Brands Co	22,729
41		Hormel Foods Corp	2,020
413		J.M. Smucker Co	40,160
5,263		Kellogg Co	330,043
801	*	Keurig Green Mountain, Inc	84,578
1,534		Kraft Foods Group, Inc	86,057
771		Mead Johnson Nutrition Co	64,101
12,385		Mondelez International, Inc	427,902
8,355		PepsiCo, Inc	697,642
87		Tootsie Roll Industries, Inc	2,590

		TOTAL FOOD, BEVERAGE & TOBACCO	2,363,645

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
12,239		Abbott Laboratories	471,324
4,597		Aetna, Inc	344,637
79	*	Align Technology, Inc	4,091
648	*	Amedisys, Inc	9,649
67		AmerisourceBergen Corp	4,395
55	*	Amsurg Corp	2,589
142	*	athenahealth, Inc	22,754
3,144		Becton Dickinson & Co	368,100
860	*	BioScrip, Inc	6,003
97	*	Brookdale Senior Living, Inc	3,251
527	*	Centene Corp	32,806
188	*	Cerner Corp	10,575
41		Chemed Corp	3,668
1,907		Cigna Corp	159,673
111	*	DaVita, Inc	7,642
55		Dentsply International, Inc	2,532
121	*	Edwards Lifesciences Corp	8,975
305	*	Emeritus Corp	9,589
434	*	ExamWorks Group, Inc	15,194
85	*	Greatbatch, Inc	3,903
147	*	Henry Schein, Inc	17,547
84	*	HMS Holdings Corp	1,600
1,218		Humana, Inc	137,293
418	*	Idexx Laboratories, Inc	50,745
33		Invacare Corp	629
599	*	Inverness Medical Innovations, Inc	20,576
548	*	LifePoint Hospitals, Inc	29,893
8,071		Medtronic, Inc	496,689
534	*	Molina Healthcare, Inc	20,057
70	*	MWI Veterinary Supply, Inc	10,893
61		Owens & Minor, Inc	2,137
905		Patterson Cos, Inc	37,793
35	*	Sirona Dental Systems, Inc	2,614
193	*	Vocera Communications, Inc	3,152

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,322,968

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
171		Avon Products, Inc	2,503
5		Clorox Co	440
7,350		Colgate-Palmolive Co	476,794
2,118		Estee Lauder Cos (Class A)	141,652
3,016		Herbalife Ltd	172,726
3,412		Kimberly-Clark Corp	376,173
350	*	Medifast, Inc	10,182
165		Nu Skin Enterprises, Inc (Class A)	13,670
12,341		Procter & Gamble Co	994,685

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,188,825

INSURANCE - 5.8%
3,692		ACE Ltd	365,730
5,938		Aflac, Inc	374,332
105		Arthur J. Gallagher & Co	4,996
959		Aspen Insurance Holdings Ltd	38,072
239		Axis Capital Holdings Ltd	10,958
8,056	*	Berkshire Hathaway, Inc (Class B)	1,006,758
3,814		Chubb Corp	340,590

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,730	*	Genworth Financial, Inc (Class A)	$225,703
2,825		Hartford Financial Services Group, Inc	99,638
1,559		Marsh & McLennan Cos, Inc	76,859
977		Montpelier Re Holdings Ltd	29,075
161		PartnerRe Ltd	16,663
395		Platinum Underwriters Holdings Ltd	23,739
23		Primerica, Inc	1,084
3,647		Principal Financial Group	167,726
14		ProAssurance Corp	623
9,489		Progressive Corp	229,824
425		Protective Life Corp	22,351
4,820		Prudential Financial, Inc	408,013
40		RenaissanceRe Holdings Ltd	3,904
16		RLI Corp	708
18		Selective Insurance Group, Inc	420
36		Stancorp Financial Group, Inc	2,405
124		Stewart Information Services Corp	4,356
4,523		Travelers Cos, Inc	384,907
104		Willis Group Holdings plc	4,589

		TOTAL INSURANCE	3,844,023

MATERIALS - 4.6%
19	*	AEP Industries, Inc	705
3,037		Air Products & Chemicals, Inc	361,524
1,222	*	Allied Nevada Gold Corp	5,267
1,113		AMCOL International Corp	50,953
47		Aptargroup, Inc	3,107
1,830		Avery Dennison Corp	92,726
611		Ball Corp	33,489
6		Bemis Co, Inc	235
64		Carpenter Technology Corp	4,227
456		Celanese Corp (Series A)	25,313
18	*	Clearwater Paper Corp	1,128
1,284		Commercial Metals Co	24,242
110		Compass Minerals International, Inc	9,077
46		Domtar Corp	5,162
344		Eastman Chemical Co	29,656
3,479		Ecolab, Inc	375,697
265	*	Flotek Industries, Inc	7,380
695		H.B. Fuller Co	33,555
182		Innophos Holdings, Inc	10,319
72		International Flavors & Fragrances, Inc	6,888
2,624		International Paper Co	120,389
97	*	Landec Corp	1,083
1,627	*	Louisiana-Pacific Corp	27,447
4,193		LyondellBasell Industries AF S.C.A	372,925
168	*	McEwen Mining, Inc	398
2,132		MeadWestvaco Corp	80,248
394		Minerals Technologies, Inc	25,437
1,091		Mosaic Co	54,550
5,545		Nucor Corp	280,244
634	*	Owens-Illinois, Inc	21,448
121		PolyOne Corp	4,436
3,153		Praxair, Inc	412,949
102		Reliance Steel & Aluminum Co	7,207
22,059		Rentech, Inc	41,912
54		Rock-Tenn Co (Class A)	5,701
124		Rockwood Holdings, Inc	9,226
1,460		Royal Gold, Inc	91,425
157		Sealed Air Corp	5,161
183		Sherwin-Williams Co	36,075
2,186		Sigma-Aldrich Corp	204,129
586	*	Stillwater Mining Co	8,679
668		Tredegar Corp	15,371
580		Valspar Corp	41,830
79		Wausau Paper Corp	1,006
2,846		Worthington Industries, Inc	108,859

		TOTAL MATERIALS	3,058,785

MEDIA - 2.9%
1,779		Cablevision Systems Corp (Class A)	30,012
156		Cinemark Holdings, Inc	4,525

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,162		Clear Channel Outdoor Holdings, Inc (Class A)	$10,586
4,123	*	Discovery Communications, Inc (Class A)	340,972
592	*	Discovery Communications, Inc (Class C)	45,619
496	*	DreamWorks Animation SKG, Inc (Class A)	13,169
83		John Wiley & Sons, Inc (Class A)	4,784
2,567	*	Journal Communications, Inc (Class A)	22,744
5,488	*	Liberty Global plc	223,416
3,999	*	Liberty Global plc (Class A)	166,358
690	*	Liberty Media Corp	90,204
2,863	*	McClatchy Co (Class A)	18,380
2,180		New York Times Co (Class A)	37,322
149		Scripps Networks Interactive (Class A)	11,311
610		Sinclair Broadcast Group, Inc (Class A)	16,525
2,972		Time Warner Cable, Inc	407,699
7,159		Time Warner, Inc	467,698

		TOTAL MEDIA	1,911,324

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
702	*	Affymetrix, Inc	5,005
3,827		Agilent Technologies, Inc	214,006
1,059	*	Akorn, Inc	23,298
709	*	Alexion Pharmaceuticals, Inc	107,860
4,709		Amgen, Inc	580,808
658	*	Auxilium Pharmaceuticals, Inc	17,884
936	*	AVANIR Pharmaceuticals, Inc	3,435
1,602	*	Biogen Idec, Inc	490,004
10,407		Bristol-Myers Squibb Co	540,644
541	*	Cambrex Corp	10,209
555	*	Cepheid, Inc	28,627
520	*	Depomed, Inc	7,540
8,439	*	Gilead Sciences, Inc	597,987
1,800	*	Incyte Corp	96,336
11,920		Johnson & Johnson	1,170,902
3,008	*	MannKind Corp	12,092
14,574		Merck & Co, Inc	827,366
23	*	Mettler-Toledo International, Inc	5,421
2,213	*	Nektar Therapeutics	26,822
2,037	*	Opko Health, Inc	18,985
1,089	*	Orexigen Therapeutics, Inc	7,079
2,540		PDL BioPharma, Inc	21,107
122		PerkinElmer, Inc	5,497
1,287	*	Salix Pharmaceuticals Ltd	133,346
1,256	*	Sangamo Biosciences, Inc	22,708
1,223	*	Sarepta Therapeutics, Inc	29,389
24		Techne Corp	2,049
1,449		Thermo Electron Corp	174,228
165	*	United Therapeutics Corp	15,515
1,015	*	Vertex Pharmaceuticals, Inc	71,781
3,463	*	Vivus, Inc	20,570
640	*	Waters Corp	69,382

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,357,882

REAL ESTATE - 3.9%
203		American Campus Communities, Inc	7,582
4,626		American Tower Corp	378,731
15,297		Annaly Capital Management, Inc	167,808
1,224		Boston Properties, Inc	140,185
1,999	*	CBRE Group, Inc	54,833
3,476		Crown Castle International Corp	256,459
165		Douglas Emmett, Inc	4,478
1,687		Duke Realty Corp	28,477
29		Equity One, Inc	648
1,322		Equity Residential	76,663
3,064		First Industrial Realty Trust, Inc	59,196
5,451		HCP, Inc	211,444
983		Health Care REIT, Inc	58,587
89		Healthcare Realty Trust, Inc	2,149
7,515		Host Marriott Corp	152,104
15		Jones Lang LaSalle, Inc	1,777
14		Kilroy Realty Corp	820
125		LaSalle Hotel Properties	3,914

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

325		Liberty Property Trust	$12,012
554		Macerich Co	34,531
213		Mid-America Apartment Communities, Inc	14,541
5,248		Prologis, Inc	214,276
2,664		RAIT Investment Trust	22,617
930		Ryman Hospitality Properties	39,544
2,660		Simon Property Group, Inc	436,240
988		Ventas, Inc	59,843
1,458		Vornado Realty Trust	143,700
17		Washington Real Estate Investment Trust	406
149		Weyerhaeuser Co	4,373

		TOTAL REAL ESTATE	2,587,938

RETAILING - 4.8%
77		Aaron’s, Inc	2,328
162		Advance Auto Parts, Inc	20,493
1,224		American Eagle Outfitters, Inc	14,982
316	*	Ann Taylor Stores Corp	13,108
473	*	AutoZone, Inc	254,048
149	*	Barnes & Noble, Inc	3,114
2,175	*	Bed Bath & Beyond, Inc	149,640
1,355		Best Buy Co, Inc	35,786
62	*	Cabela’s, Inc	4,062
852	*	Carmax, Inc	39,874
8		Chico’s FAS, Inc	128
650		Foot Locker, Inc	30,537
6		GameStop Corp (Class A)	247
5,233		Gap, Inc	209,634
45	*	Genesco, Inc	3,356
2,715		Genuine Parts Co	235,798
259		GNC Holdings, Inc	11,401
515	*	HomeAway, Inc	19,400
270		HSN, Inc	16,127
2,687		Kohl’s Corp	152,622
7,799	*	Liberty Interactive Corp	225,157
202	*	LKQ Corp	5,323
9,243		Lowe’s Companies, Inc	451,983
2,077		Macy’s, Inc	123,145
16		Men’s Wearhouse, Inc	784
149	*	NetFlix, Inc	52,452
701		Nordstrom, Inc	43,777
1,890	*	Office Depot, Inc	7,806
1,120	*	Orbitz Worldwide, Inc	8,781
73	*	O’Reilly Automotive, Inc	10,832
69	*	Outerwall, Inc	5,002
4		Petsmart, Inc	276
278		Pier 1 Imports, Inc	5,249
160		Ross Stores, Inc	11,448
503	*	Shutterfly, Inc	21,468
247		Signet Jewelers Ltd	26,147
5,903		Staples, Inc	66,940
6,192		Target Corp	374,678
135		Tiffany & Co	11,630
7,033		TJX Companies, Inc	426,551
1,078	*	TripAdvisor, Inc	97,656
7		Williams-Sonoma, Inc	466

		TOTAL RETAILING	3,194,236

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
834	*	Advanced Energy Industries, Inc	20,433
652	*	Advanced Micro Devices, Inc	2,615
109		Analog Devices, Inc	5,792
18,830		Applied Materials, Inc	384,509
125	*	Cirrus Logic, Inc	2,484
174		Cypress Semiconductor Corp	1,787
27,449		Intel Corp	708,459
170	*	Lam Research Corp	9,350
111		Microchip Technology, Inc	5,301
134		MKS Instruments, Inc	4,005
5,688	*	ON Semiconductor Corp	53,467

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

706	*	RF Micro Devices, Inc	$5,563
910	*	Skyworks Solutions, Inc	34,143
937	*	SunPower Corp	30,228
315	*	Teradyne, Inc	6,265
9,869		Texas Instruments, Inc	465,323
419	*	Triquint Semiconductor, Inc	5,611

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,745,335

SOFTWARE & SERVICES - 9.5%
5,486		Accenture plc	437,344
5,653	*	Adobe Systems, Inc	371,628
882	*	Angie’s List, Inc	10,743
2,386		AOL, Inc	104,435
2,051	*	Autodesk, Inc	100,868
1,228		Broadridge Financial Solutions, Inc	45,608
4,890		CA, Inc	151,443
191	*	Cadence Design Systems, Inc	2,968
7,344	*	Cognizant Technology Solutions Corp (Class A)	371,680
1,237		Compuware Corp	12,988
148	*	comScore, Inc	4,853
155		Convergys Corp	3,396
515	*	Conversant, Inc	14,497
725	*	Demand Media, Inc	3,516
49		Factset Research Systems, Inc	5,283
54		Fair Isaac Corp	2,987
239	*	Fortinet, Inc	5,265
104		Global Payments, Inc	7,395
1,536	*	Glu Mobile, Inc	7,281
1,086	*	Google, Inc (Class A)	1,210,358
883	*	Informatica Corp	33,360
4,822		International Business Machines Corp	928,187
4,177		Intuit, Inc	324,678
162		j2 Global, Inc	8,108
533	*	Liquidity Services, Inc	13,885
180	*	Marketo, Inc	5,881
399		Mercadolibre, Inc	37,949
55	*	NetSuite, Inc	5,216
189	*	NeuStar, Inc (Class A)	6,144
304	*	OpenTable, Inc	23,387
18,538		Oracle Corp	758,390
613	*	QuinStreet, Inc	4,070
233	*	Rally Software Development Corp	3,118
6,281	*	Salesforce.com, Inc	358,582
233	*	ServiceSource International LLC	1,967
123	*	SolarWinds, Inc	5,243
9,866		Symantec Corp	197,024
59	*	Syntel, Inc	5,304
214	*	Teradata Corp	10,527
67	*	Ultimate Software Group, Inc	9,179
150	*	Unisys Corp	4,569
27,041		Xerox Corp	305,563
10,165	*	Yahoo!, Inc	364,924

		TOTAL SOFTWARE & SERVICES	6,289,791

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
1,143	*	Aruba Networks, Inc	21,431
41		Belden CDT, Inc	2,854
147	*	Benchmark Electronics, Inc	3,329
30,441		Cisco Systems, Inc	682,183
42		Cognex Corp	1,422
3,600		Corning, Inc	74,952
2,104	*	Cray, Inc	78,521
9	*	DTS, Inc	178
17,556		EMC Corp	481,210
1,050	*	Finisar Corp	27,835
707	*	Flextronics International Ltd	6,533
3,502	*	Fusion-io, Inc	36,841
15,800		Hewlett-Packard Co	511,288
345	*	Ingram Micro, Inc (Class A)	10,198
169		InterDigital, Inc	5,596

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

306		IPG Photonics Corp	$21,750
14	*	Itron, Inc	498
462		Jabil Circuit, Inc	8,316
554		Lexmark International, Inc (Class A)	25,645
1,956		Motorola, Inc	125,751
60	*	Netgear, Inc	2,024
645	*	Oplink Communications, Inc	11,584
18		Plantronics, Inc	800
494	*	QLogic Corp	6,298
8,709		Qualcomm, Inc	686,792
227	*	RealD, Inc	2,536
172	*	Super Micro Computer, Inc	2,988
26	*	Tech Data Corp	1,585
184	*	TTM Technologies, Inc	1,555
87	*	Universal Display Corp	2,776
74	*	Vishay Precision Group, Inc	1,286

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,846,555

TELECOMMUNICATION SERVICES - 1.3%
10,809		CenturyTel, Inc	354,968
1,541	*	Cincinnati Bell, Inc	5,332
21,108		Frontier Communications Corp	120,316
234	*	Level 3 Communications, Inc	9,159
340	*	SBA Communications Corp (Class A)	30,926
23,865	*	Sprint Corp	219,319
674	*	tw telecom inc (Class A)	21,069
1,213	*	Vonage Holdings Corp	5,179
8,748		Windstream Holdings, Inc	72,084

		TOTAL TELECOMMUNICATION SERVICES	838,352

TRANSPORTATION - 2.3%
961		Alaska Air Group, Inc	89,671
8		Allegiant Travel Co	895
195	*	Avis Budget Group, Inc	9,496
6		CH Robinson Worldwide, Inc	314
11,064		CSX Corp	320,524
34	*	Genesee & Wyoming, Inc (Class A)	3,309
8	*	Kirby Corp	810
2,704		Norfolk Southern Corp	262,748
6		Ryder System, Inc	480
1,706		Union Pacific Corp	320,148
5,255		United Parcel Service, Inc (Class B)	511,732

		TOTAL TRANSPORTATION	1,520,127

UTILITIES - 3.7%
184		American States Water Co	5,941
102		American Water Works Co, Inc	4,631
2,528	*	Calpine Corp	52,861
2,497		Centerpoint Energy, Inc	59,154
3,637		Cleco Corp	183,960
4,677		Consolidated Edison, Inc	250,921
2,052		Duke Energy Corp	146,143
57		Integrys Energy Group, Inc	3,400
4		ITC Holdings Corp	149
103		MDU Resources Group, Inc	3,534
886		MGE Energy, Inc	34,758
110		New Jersey Resources Corp	5,478
4,575		NextEra Energy, Inc	437,461
6,329		NiSource, Inc	224,869
3,345		Northeast Utilities	152,198
8,717		Pepco Holdings, Inc	178,524
5,350		PG&E Corp	231,120
1,988		Piedmont Natural Gas Co, Inc	70,355
3		Pinnacle West Capital Corp	164
326		Public Service Enterprise Group, Inc	12,434
2,619		Sempra Energy	253,414
211		SJW Corp	6,237
478		South Jersey Industries, Inc	26,811
926		TECO Energy, Inc	15,881
77		UGI Corp	3,512

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

280	WGL Holdings, Inc	$11,217
414	Wisconsin Energy Corp	19,272
1,100	Xcel Energy, Inc	33,396

	TOTAL UTILITIES	2,427,795

	TOTAL COMMON STOCKS (Cost $46,551,892)	65,548,682

	TOTAL INVESTMENTS - 99.2% (Cost $46,551,892)	65,548,682
	OTHER ASSETS & LIABILITIES, NET - 0.8%	500,248

	NET ASSETS - 100.0%	$66,048,930

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.2%
406		Allison Transmission Holdings, Inc	$12,156
1,234	*	American Axle & Manufacturing Holdings, Inc	22,854
3,165		BorgWarner, Inc	194,553
901		Cooper Tire & Rubber Co	21,894
2,007		Dana Holding Corp	46,703
4,101		Delphi Automotive plc	278,294
376		Dorman Products, Inc	22,207
290		Drew Industries, Inc	15,718
395	*	Federal Mogul Corp (Class A)	7,390
53,112		Ford Motor Co	828,547
280	*	Fuel Systems Solutions, Inc	3,013
17,181		General Motors Co	591,370
2,027		Gentex Corp	63,911
507	*	Gentherm, Inc	17,603
3,354		Goodyear Tire & Rubber Co	87,640
2,938		Harley-Davidson, Inc	195,700
9,439		Johnson Controls, Inc	446,653
1,212		Lear Corp	101,469
850	*	Modine Manufacturing Co	12,452
180		Remy International, Inc	4,252
202		Shiloh Industries, Inc	3,583
355		Spartan Motors, Inc	1,825
260		Standard Motor Products, Inc	9,300
627	*	Stoneridge, Inc	7,041
280		Superior Industries International, Inc	5,737
796	*	Tenneco, Inc	46,224
1,181	*,e	Tesla Motors, Inc	246,179
632		Thor Industries, Inc	38,590
209	*	Tower International, Inc	5,689
1,479	*	TRW Automotive Holdings Corp	120,716
654	*	Visteon Corp	57,840
353	*	Winnebago Industries, Inc	9,669

		TOTAL AUTOMOBILES & COMPONENTS	3,526,772

BANKS - 6.2%
180		1st Source Corp	5,776
266		1st United Bancorp, Inc	2,038
90		Access National Corp	1,459
98		American National Bankshares, Inc	2,305
283	*	Ameris Bancorp	6,594
77		Ames National Corp	1,697
430		Apollo Residential Mortgage	6,979
112	e	Arrow Financial Corp	2,961
2,146		Associated Banc-Corp	38,757
1,174		Astoria Financial Corp	16,225
110		Banc of California, Inc	1,350
130		Bancfirst Corp	7,362
464		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,254
1,197		Bancorpsouth, Inc	29,877
838		Bank Mutual Corp	5,313
148,351		Bank of America Corp	2,551,637
762		Bank of Hawaii Corp	46,185
70		Bank of Kentucky Financial Corp	2,628
61		Bank of Marin Bancorp	2,746
442		Bank of the Ozarks, Inc	30,083
300		BankFinancial Corp	2,994
845		BankUnited	29,381
203		Banner Corp	8,366
50		Bar Harbor Bankshares	1,918
9,715		BB&T Corp	390,252
982		BBCN Bancorp, Inc	16,831
392	*	Beneficial Mutual Bancorp, Inc	5,170
280		Berkshire Hills Bancorp, Inc	7,246
233		BNC Bancorp	4,038

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

160	*	BofI Holding, Inc	$13,720
576		BOK Financial Corp	39,773
826		Boston Private Financial Holdings, Inc	11,176
75		Bridge Bancorp, Inc	2,003
771		Brookline Bancorp, Inc	7,263
86		Bryn Mawr Bank Corp	2,471
40		C&F Financial Corp	1,326
87		Camden National Corp	3,584
321	*	Capital Bank Financial Corp	8,060
101		Capital City Bank Group, Inc	1,341
2,970		CapitalSource, Inc	43,332
2,530		Capitol Federal Financial	31,752
286		Cardinal Financial Corp	5,099
1,028		Cathay General Bancorp	25,895
150		Center Bancorp, Inc	2,850
261		Centerstate Banks of Florida, Inc	2,850
188		Central Pacific Financial Corp	3,798
168		Century Bancorp, Inc	5,730
301		Charter Financial Corp	3,254
438		Chemical Financial Corp	14,213
2,829		CIT Group, Inc	138,678
41,978		Citigroup, Inc	1,998,153
101		Citizens & Northern Corp	1,991
262	e	City Holding Co	11,753
647		City National Corp	50,932
112		Clifton Savings Bancorp, Inc	1,313
105		CNB Financial Corp	1,856
395		CoBiz, Inc	4,550
674		Columbia Banking System, Inc	19,222
2,545		Comerica, Inc	131,831
1,165		Commerce Bancshares, Inc	54,079
628		Community Bank System, Inc	24,505
182		Community Trust Bancorp, Inc	7,549
130	*,e	CommunityOne Bancorp	1,459
732	e	Cullen/Frost Bankers, Inc	56,752
262	*	Customers Bancorp, Inc	5,468
1,117		CVB Financial Corp	17,760
309		Dime Community Bancshares	5,247
268	*	Doral Financial Corp	2,326
288	*	Eagle Bancorp, Inc	10,397
1,894		East West Bancorp, Inc	69,131
90		Enterprise Financial Services Corp	1,806
158		ESB Financial Corp	2,065
197		ESSA Bancorp, Inc	2,141
1,060		EverBank Financial Corp	20,914
115		Federal Agricultural Mortgage Corp (Class C)	3,824
124		Fidelity Southern Corp	1,732
11,484		Fifth Third Bancorp	263,558
126		Financial Institutions, Inc	2,901
174		First Bancorp (NC)	3,306
906	*	First Bancorp (Puerto Rico)	4,929
107		First Bancorp, Inc	1,744
625		First Busey Corp	3,625
139		First Citizens Bancshares, Inc (Class A)	33,464
1,229		First Commonwealth Financial Corp	11,110
189		First Community Bancshares, Inc	3,092
570		First Connecticut Bancorp	8,926
120		First Defiance Financial Corp	3,254
40	*,e	First Federal Bancshares of Arkansas, Inc	367
747		First Financial Bancorp	13,431
448	e	First Financial Bankshares, Inc	27,682
188		First Financial Corp	6,332
337		First Financial Holdings, Inc	21,103
200		First Financial Northwest, Inc	2,030
3,872		First Horizon National Corp	47,780
149		First Interstate Bancsystem, Inc	4,205
557		First Merchants Corp	12,053
1,807		First Midwest Bancorp, Inc	30,864
4,523		First Niagara Financial Group, Inc	42,742
66		First of Long Island Corp	2,680
1,652		First Republic Bank	89,191
2,172		FirstMerit Corp	45,243

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

255	*	Flagstar Bancorp, Inc	$5,666
358		Flushing Financial Corp	7,543
2,437		FNB Corp	32,656
185		Fox Chase Bancorp, Inc	3,117
170		Franklin Financial Corp	3,325
2,887		Fulton Financial Corp	36,318
133		German American Bancorp, Inc	3,842
860		Glacier Bancorp, Inc	25,000
135		Great Southern Bancorp, Inc	4,054
185		Guaranty Bancorp	2,636
222	*	Hampton Roads Bankshares, Inc	353
1,366		Hancock Holding Co	50,064
610		Hanmi Financial Corp	14,213
158		Heartland Financial USA, Inc	4,264
121		Heritage Financial Corp	2,047
260	*	Heritage Oaks Bancorp	2,101
20		Hingham Institution for Savings	1,570
90	*	Home Bancorp, Inc	1,889
532		Home Bancshares, Inc	18,311
199		Home Federal Bancorp, Inc	3,096
1,079		Home Loan Servicing Solutions Ltd	23,306
108		HomeStreet, Inc	2,111
265	*	HomeTrust Bancshares, Inc	4,182
75		Horizon Bancorp	1,671
6,700		Hudson City Bancorp, Inc	65,861
171		Hudson Valley Holding Corp	3,258
10,738		Huntington Bancshares, Inc	107,058
463		IBERIABANK Corp	32,479
252		Independent Bank Corp	9,921
674		International Bancshares Corp	16,904
665		Investors Bancorp, Inc	18,381
52,247		JPMorgan Chase & Co	3,171,915
227	*	Kearny Financial Corp	3,355
13,313		Keycorp	189,577
274		Lakeland Bancorp, Inc	3,083
350		Lakeland Financial Corp	14,077
1,900	e	M&T Bank Corp	230,470
216		MainSource Financial Group, Inc	3,694
661		MB Financial, Inc	20,465
107		Mercantile Bank Corp	2,206
60		Merchants Bancshares, Inc	1,957
119	*	Meridian Interstate Bancorp, Inc	3,043
4,168	*	MGIC Investment Corp	35,511
70		Middleburg Financial Corp	1,233
56		Midsouth Bancorp, Inc	942
90		MidWestOne Financial Group, Inc	2,272
50		NASB Financial, Inc	1,260
684		National Bank Holdings Corp	13,728
84		National Bankshares, Inc	3,067
1,529		National Penn Bancshares, Inc	15,978
243	*,e	Nationstar Mortgage Holdings, Inc	7,888
738		NBT Bancorp, Inc	18,051
5,893	e	New York Community Bancorp, Inc	94,701
1,901		Northfield Bancorp, Inc	24,447
80		Northrim BanCorp, Inc	2,055
1,214		Northwest Bancshares, Inc	17,724
97		OceanFirst Financial Corp	1,716
1,538	*	Ocwen Financial Corp	60,259
596		OFG Bancorp	10,245
1,471		Old National Bancorp	21,933
148		OmniAmerican Bancorp, Inc	3,373
670		Oritani Financial Corp	10,593
154		Pacific Continental Corp	2,119
208	*	Pacific Premier Bancorp, Inc	3,357
449	e	PacWest Bancorp	19,312
165	e	Park National Corp	12,687
360		Park Sterling Bank	2,394
139		Peapack Gladstone Financial Corp	3,058
47		Penns Woods Bancorp, Inc	2,293
164	*	Pennsylvania Commerce Bancorp, Inc	3,467
165	*	PennyMac Financial Services, Inc	2,746
75		Peoples Bancorp, Inc	1,855
4,548		People’s United Financial, Inc	67,629

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400		Pinnacle Financial Partners, Inc	$14,996
7,358		PNC Financial Services Group, Inc	640,146
1,355	*	Popular, Inc	41,991
147	*	Preferred Bank	3,816
767		PrivateBancorp, Inc	23,401
789		Prosperity Bancshares, Inc	52,192
120		Provident Financial Holdings, Inc	1,850
753		Provident Financial Services, Inc	13,833
2,407	e	Radian Group, Inc	36,177
18,532		Regions Financial Corp	205,891
323		Renasant Corp	9,383
120		Republic Bancorp, Inc (Class A)	2,712
807		Rockville Financial, Inc	10,967
300		S&T Bancorp, Inc	7,110
210		S.Y. Bancorp, Inc	6,644
250		Sandy Spring Bancorp, Inc	6,245
180	*	Seacoast Banking Corp of Florida	1,980
87		Sierra Bancorp	1,385
615	*	Signature Bank	77,238
207		Simmons First National Corp (Class A)	7,715
216	e	Southside Bancshares, Inc	6,778
383		Southwest Bancorp, Inc	6,764
397		State Bank & Trust Co	7,023
822		Sterling Bancorp/DE	10,407
755		Sterling Financial Corp	25,164
88	*	Suffolk Bancorp	1,962
470	*	Sun Bancorp, Inc	1,579
7,446		SunTrust Banks, Inc	296,276
3,135		Susquehanna Bancshares, Inc	35,708
591	*	SVB Financial Group	76,109
13,047		Synovus Financial Corp	44,229
137	*	Taylor Capital Group, Inc	3,277
2,148		TCF Financial Corp	35,786
150		Territorial Bancorp, Inc	3,240
505	*	Texas Capital Bancshares, Inc	32,795
2,222	*	TFS Financial Corp	27,619
434	*	The Bancorp, Inc	8,164
259		Tompkins Trustco, Inc	12,681
238	e	TowneBank	3,691
80		Tree.com, Inc	2,483
171		Trico Bancshares	4,434
1,974		Trustco Bank Corp NY	13,897
885		Trustmark Corp	22,435
493		UMB Financial Corp	31,897
1,383	e	Umpqua Holdings Corp	25,779
416		Union Bankshares Corp	10,575
1,256		United Bankshares, Inc	38,459
526	*	United Community Banks, Inc	10,210
201		United Financial Bancorp, Inc	3,696
198		Univest Corp of Pennsylvania	4,063
25,738		US Bancorp	1,103,131
2,837	e	Valley National Bancorp	29,533
30	*	VantageSouth Bancshares, Inc	211
426		ViewPoint Financial Group	12,290
138	*	Walker & Dunlop, Inc	2,256
113		Washington Banking Co	2,009
1,416		Washington Federal, Inc	32,993
138		Washington Trust Bancorp, Inc	5,171
98	*	Waterstone Financial, Inc	1,018
1,184		Webster Financial Corp	36,775
66,723		Wells Fargo & Co	3,318,802
301		WesBanco, Inc	9,581
189		West Bancorporation, Inc	2,871
398	e	Westamerica Bancorporation	21,524
965	*	Western Alliance Bancorp	23,739
366		Westfield Financial, Inc	2,727
2,417		Wilshire Bancorp, Inc	26,829
461		Wintrust Financial Corp	22,432
100		WSFS Financial Corp	7,143
189	*	Yadkin Financial Corp	4,047
2,581		Zions Bancorporation	79,959

		TOTAL BANKS	18,139,783

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 8.4%
9,585		3M Co	$1,300,301
1,080		A.O. Smith Corp	49,702
834		Aaon, Inc	23,244
468		AAR Corp	12,145
1,371	*	Accuride Corp	6,074
282		Aceto Corp	5,665
956		Actuant Corp (Class A)	32,647
572		Acuity Brands, Inc	75,830
1,391	*	Aecom Technology Corp	44,748
466	*	Aegion Corp	11,794
484	*	Aerovironment, Inc	19,481
1,275		AGCO Corp	70,329
858		Air Lease Corp	31,995
892		Aircastle Ltd	17,287
78		Alamo Group, Inc	4,238
541		Albany International Corp (Class A)	19,227
1,298		Allegion plc	67,717
429		Alliant Techsystems, Inc	60,982
296		Altra Holdings, Inc	10,567
224	*	Ameresco, Inc	1,693
313	e	American Railcar Industries, Inc	21,919
140		American Science & Engineering, Inc	9,404
2,074	*,e	American Superconductor Corp	3,339
125	*	American Woodmark Corp	4,208
3,194		Ametek, Inc	164,459
79		Ampco-Pittsburgh Corp	1,491
410	*,e	API Technologies Corp	1,201
437		Apogee Enterprises, Inc	14,522
611		Applied Industrial Technologies, Inc	29,475
89		Argan, Inc	2,646
362	*	Armstrong World Industries, Inc	19,277
1,622	*	ArvinMeritor, Inc	19,870
463		Astec Industries, Inc	20,330
122	*	Astronics Corp	7,736
376		AZZ, Inc	16,800
1,463		Babcock & Wilcox Co	48,572
677		Barnes Group, Inc	26,044
1,296	*	BE Aerospace, Inc	112,480
752	*	Beacon Roofing Supply, Inc	29,072
570	*	Blount International, Inc	6,783
421	*	Bluelinx Holdings, Inc	547
10,415		Boeing Co	1,306,978
586		Brady Corp (Class A)	15,910
600		Briggs & Stratton Corp	13,350
1,363	*	Builders FirstSource, Inc	12,417
232	*	CAI International, Inc	5,723
7,608	*,e	Capstone Turbine Corp	16,205
833		Carlisle Cos, Inc	66,090
8,938		Caterpillar, Inc	888,169
405	*	Chart Industries, Inc	32,218
1,482		Chicago Bridge & Iron Co NV	129,156
230		CIRCOR International, Inc	16,866
757		Clarcor, Inc	43,414
1,301	*	Colfax Corp	92,800
196	*	Columbus McKinnon Corp	5,251
409		Comfort Systems USA, Inc	6,233
301	*	Commercial Vehicle Group, Inc	2,745
636		Crane Co	45,251
262		Cubic Corp	13,380
2,555		Cummins, Inc	380,669
654		Curtiss-Wright Corp	41,555
8,299		Danaher Corp	622,425
5,422		Deere & Co	492,318
979	*	DigitalGlobe, Inc	28,401
2,099		Donaldson Co, Inc	88,998
296		Douglas Dynamics, Inc	5,156
2,244		Dover Corp	183,447
139	*	Ducommun, Inc	3,483
124	*	DXP Enterprises, Inc	11,771
596	*	Dycom Industries, Inc	18,840

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

270		Dynamic Materials Corp	$5,141
6,485		Eaton Corp	487,153
923		EMCOR Group, Inc	43,187
9,848		Emerson Electric Co	657,846
255		Encore Wire Corp	12,370
404	*,e	Energy Recovery, Inc	2,149
649		EnerSys	44,969
206	*	Engility Holdings, Inc	9,280
100	*,e	Enphase Energy, Inc	736
277	*,e	EnPro Industries, Inc	20,130
317		ESCO Technologies, Inc	11,155
388	*	Esterline Technologies Corp	41,338
2,455		Exelis, Inc	46,670
4,382	e	Fastenal Co	216,120
743	*	Federal Signal Corp	11,071
1,877		Flowserve Corp	147,044
2,309		Fluor Corp	179,479
2,162		Fortune Brands Home & Security, Inc	90,977
554		Franklin Electric Co, Inc	23,556
227		Freightcar America, Inc	5,275
6,474	*,e	FuelCell Energy, Inc	16,056
408	*	Furmanite Corp	4,007
763		GATX Corp	51,792
794	*,e	GenCorp, Inc	14,506
825		Generac Holdings, Inc	48,650
640		General Cable Corp	16,390
4,238		General Dynamics Corp	461,603
142,504		General Electric Co	3,689,429
726	*	Gibraltar Industries, Inc	13,700
278		Global Brass & Copper Holdings, Inc	4,384
199		Global Power Equipment Group, Inc	3,958
302		Gorman-Rupp Co	9,601
825		Graco, Inc	61,661
1,560	*,e	GrafTech International Ltd	17,035
128		Graham Corp	4,077
466		Granite Construction, Inc	18,607
670		Great Lakes Dredge & Dock Corp	6,117
419	*	Greenbrier Cos, Inc	19,106
686		Griffon Corp	8,191
334		H&E Equipment Services, Inc	13,510
150		Hardinge, Inc	2,160
1,647	*	Harsco Corp	38,589
679	*	HD Supply Holdings, Inc	17,756
960		Heico Corp	57,754
1,310	*	Hexcel Corp	57,037
10,954		Honeywell International, Inc	1,016,093
186		Houston Wire & Cable Co	2,442
778		Hubbell, Inc (Class B)	93,259
656		Huntington Ingalls	67,083
78		Hurco Cos, Inc	2,081
132		Hyster-Yale Materials Handling, Inc	12,870
1,088		IDEX Corp	79,304
646	*	II-VI, Inc	9,968
4,954		Illinois Tool Works, Inc	402,909
3,895		Ingersoll-Rand plc	222,950
155		Insteel Industries, Inc	3,049
1,538		ITT Corp	65,765
1,819	*	Jacobs Engineering Group, Inc	115,507
308		John Bean Technologies Corp	9,517
1,396	e	Joy Global, Inc	80,968
148		Kadant, Inc	5,398
380		Kaman Corp	15,458
1,895		KBR, Inc	50,559
983		Kennametal, Inc	43,547
424	*,e	KEYW Holding Corp	7,933
294	*	Kratos Defense & Security Solutions, Inc	2,217
1,217		L-3 Communications Holdings, Inc	143,789
220	*,e	Layne Christensen Co	4,002
111		LB Foster Co (Class A)	5,200
702		Lennox International, Inc	63,819
1,128		Lincoln Electric Holdings, Inc	81,227
265	e	Lindsay Manufacturing Co	23,368

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

101	*	LMI Aerospace, Inc	$1,424
3,578		Lockheed Martin Corp	584,073
131		LSI Industries, Inc	1,073
201	*	Lydall, Inc	4,597
727	*	Manitex International, Inc	11,850
1,843		Manitowoc Co, Inc	57,962
4,628		Masco Corp	102,788
844	*,e	Mastec, Inc	36,663
238	*	Middleby Corp	62,882
115		Miller Industries, Inc	2,246
595	*	Moog, Inc (Class A)	38,978
1,174	*	MRC Global, Inc	31,651
705		MSC Industrial Direct Co (Class A)	60,997
894		Mueller Industries, Inc	26,811
3,673		Mueller Water Products, Inc (Class A)	34,894
209	*	MYR Group, Inc	5,292
58	e	National Presto Industries, Inc	4,526
755	*	Navistar International Corp	25,572
532	*	NCI Building Systems, Inc	9,289
202		NN, Inc	3,979
814		Nordson Corp	57,379
100	*	Nortek, Inc	8,221
3,094		Northrop Grumman Corp	381,738
96	*	Northwest Pipe Co	3,471
706	*	Orbital Sciences Corp	19,697
434	*	Orion Marine Group, Inc	5,455
1,154		Oshkosh Truck Corp	67,936
1,547		Owens Corning, Inc	66,784
4,632		Paccar, Inc	312,382
1,472		Pall Corp	131,700
1,939		Parker Hannifin Corp	232,118
338	*	Patrick Industries, Inc	14,984
2,832		Pentair Ltd	224,691
593	*	Perini Corp	17,001
250	*	Pgt, Inc	2,878
200		Pike Electric Corp	2,152
211	*	Ply Gem Holdings, Inc	2,665
144	*	PMFG, Inc	860
591	*,e	Polypore International, Inc	20,218
94		Powell Industries, Inc	6,091
249	*	PowerSecure International, Inc	5,837
2,038		Precision Castparts Corp	515,125
28		Preformed Line Products Co	1,919
460		Primoris Services Corp	13,791
411	*	Proto Labs, Inc	27,812
450		Quanex Building Products Corp	9,306
2,673	*	Quanta Services, Inc	98,634
460		Raven Industries, Inc	15,065
4,528		Raytheon Co	447,321
517	*	RBC Bearings, Inc	32,933
583		Regal-Beloit Corp	42,390
2,974	*,e	Revolution Lighting Technologies, Inc	9,368
362	*	Rexnord Corp	10,491
1,820		Rockwell Automation, Inc	226,681
1,908		Rockwell Collins, Inc	152,010
1,377		Roper Industries, Inc	183,843
454	*	Rush Enterprises, Inc (Class A)	14,746
927		Simpson Manufacturing Co, Inc	32,751
738		Snap-On, Inc	83,748
426	*,e	SolarCity Corp	26,676
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	45,019
643		SPX Corp	63,213
151		Standex International Corp	8,091
2,232		Stanley Works	181,328
133	*	Sterling Construction Co, Inc	1,153
279		Sun Hydraulics Corp	12,083
444	e	TAL International Group, Inc	19,034
812	*	Taser International, Inc	14,851
241	*	Tecumseh Products Co (Class A)	1,663
466	*	Teledyne Technologies, Inc	45,356
200		Tennant Co	13,124
1,486		Terex Corp	65,830

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

246	e	Textainer Group Holdings Ltd	$9,414
3,648		Textron, Inc	143,330
81	*,e	The ExOne Company	2,902
356	*	Thermon Group Holdings	8,252
1,085		Timken Co	63,776
887	e	Titan International, Inc	16,844
282	*,e	Titan Machinery, Inc	4,419
795		Toro Co	50,236
803		TransDigm Group, Inc	148,716
286	*	Trex Co, Inc	20,924
609	*	Trimas Corp	20,219
1,142		Trinity Industries, Inc	82,304
680		Triumph Group, Inc	43,914
100		Twin Disc, Inc	2,634
1,302	*	United Rentals, Inc	123,612
12,742		United Technologies Corp	1,488,775
233		Universal Forest Products, Inc	12,894
1,097		URS Corp	51,625
1,142	*	USG Corp	37,366
391	e	Valmont Industries, Inc	58,196
200	*	Vicor Corp	2,040
835		W.W. Grainger, Inc	210,971
1,287	*	Wabash National Corp	17,709
766	*	WABCO Holdings, Inc	80,859
367		Watsco, Inc	36,667
478		Watts Water Technologies, Inc (Class A)	28,054
578	*,e	WESCO International, Inc	48,101
1,369		Westinghouse Air Brake Technologies Corp	106,098
880		Woodward Governor Co	36,546
710	*	Xerium Technologies, Inc	11,396
2,461		Xylem, Inc	89,630

		TOTAL CAPITAL GOODS	24,522,247

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	18,825
611	e	Acacia Research (Acacia Technologies)	9,336
1,386	*	ACCO Brands Corp	8,538
217	e	Acorn Energy, Inc	736
335		Administaff, Inc	10,378
2,761	e	ADT Corp	82,692
466	*	Advisory Board Co	29,941
200		American Ecology Corp	7,424
412	*	ARC Document Solutions, Inc	3,065
97		Barrett Business Services, Inc	5,778
550		Brink’s Co	15,703
1,276	*	Casella Waste Systems, Inc (Class A)	6,520
854	*	CBIZ, Inc	7,823
100		CDI Corp	1,715
131	e	Ceco Environmental Corp	2,173
676	*,e	Cenveo, Inc	2,055
1,396		Cintas Corp	83,216
890	*,e	Clean Harbors, Inc	48,763
1,448	*	Copart, Inc	52,693
451		Corporate Executive Board Co	33,478
1,641		Corrections Corp of America	51,396
73		Courier Corp	1,124
1,387		Covanta Holding Corp	25,035
167	*	CRA International, Inc	3,669
649		Deluxe Corp	34,053
535		Dun & Bradstreet Corp	53,152
236	*	EnerNOC, Inc	5,258
269		Ennis, Inc	4,457
1,695		Equifax, Inc	115,311
172		Exponent, Inc	12,910
148	*	Franklin Covey Co	2,926
571	*	FTI Consulting, Inc	19,037
387		G & K Services, Inc (Class A)	23,673
889		Geo Group, Inc	28,661
191	*	GP Strategies Corp	5,201
825		Healthcare Services Group	23,975
200		Heidrick & Struggles International, Inc	4,014
380	*	Heritage-Crystal Clean, Inc	6,889

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,006		Herman Miller, Inc	$32,323
567		HNI Corp	20,730
279	*	Huron Consulting Group, Inc	17,683
209	*	ICF International, Inc	8,320
2,113	*	ICO Global Communications Holdings Ltd	3,867
912	*	IHS, Inc (Class A)	110,808
1,253	*	Innerworkings, Inc	9,598
897		Interface, Inc	18,433
110		Intersections, Inc	649
2,231		Iron Mountain, Inc	61,509
995		KAR Auction Services, Inc	30,198
300		Kelly Services, Inc (Class A)	7,119
366		Kforce, Inc	7,803
300		Kimball International, Inc (Class B)	5,433
669		Knoll, Inc	12,169
641	*	Korn/Ferry International	19,083
1,102		Manpower, Inc	86,871
274		McGrath RentCorp	9,579
172	*	Mistras Group, Inc	3,916
505		Mobile Mini, Inc	21,897
352		MSA Safety, Inc	20,064
105		Multi-Color Corp	3,675
631	*	Navigant Consulting, Inc	11,774
2,994		Nielsen Holdings NV	133,622
113		NL Industries, Inc	1,225
817	*,e	Odyssey Marine Exploration, Inc	1,871
549	*	On Assignment, Inc	21,186
295	*	Performant Financial Corp	2,670
2,976	e	Pitney Bowes, Inc	77,346
313		Quad	7,340
2,519		R.R. Donnelley & Sons Co	45,090
3,548		Republic Services, Inc	121,200
514		Resources Connection, Inc	7,242
1,973		Robert Half International, Inc	82,767
1,202		Rollins, Inc	36,348
421	*	RPX Corp	6,854
100		Schawk, Inc (Class A)	1,999
189	*	SP Plus Corp	4,965
1,106		Steelcase, Inc (Class A)	18,371
1,305	*	Stericycle, Inc	148,274
1,065	*,e	Swisher Hygiene, Inc	479
390	*	Team, Inc	16,715
804	*	Tetra Tech, Inc	23,790
937		Towers Watson & Co	106,865
220	*	TRC Cos, Inc	1,463
550	*	TrueBlue, Inc	16,093
224		Unifirst Corp	24,627
612		United Stationers, Inc	25,135
2,085	*	Verisk Analytics, Inc	125,017
263		Viad Corp	6,323
48		VSE Corp	2,530
326	*	WageWorks, Inc	18,292
1,771		Waste Connections, Inc	77,676
6,404		Waste Management, Inc	269,416
279		West Corp	6,676

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,814,561

CONSUMER DURABLES & APPAREL - 1.6%
3,782	*,e	American Apparel, Inc	1,895
148		Arctic Cat, Inc	7,073
140		Bassett Furniture Industries, Inc	2,079
556	*,e	Beazer Homes USA, Inc	11,164
271	*,e	Black Diamond, Inc	3,314
150	e	Blyth, Inc	1,609
1,238		Brunswick Corp	56,069
806		Callaway Golf Co	8,237
778		Carter’s, Inc	60,412
72	*	Cavco Industries, Inc	5,648
3,990		Coach, Inc	198,143
273	e	Columbia Sportswear Co	22,563
1,231	*	CROCS, Inc	19,204
46		CSS Industries, Inc	1,242
110		Culp, Inc	2,171

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

474	*	Deckers Outdoor Corp	$37,792
3,689		DR Horton, Inc	79,867
279	e	Ethan Allen Interiors, Inc	7,101
539	*,e	EveryWare Global, Inc	2,458
60		Flexsteel Industries, Inc	2,257
683	*	Fossil Group, Inc	79,645
1,834	*,e	Garmin Ltd	101,347
271	*	G-III Apparel Group Ltd	19,398
1,270		Hanesbrands, Inc	97,130
932		Harman International Industries, Inc	99,165
1,546		Hasbro, Inc	85,989
477	*	Helen of Troy Ltd	33,023
140		Hooker Furniture Corp	2,192
1,946	*,e	Hovnanian Enterprises, Inc (Class A)	9,205
784	*	Iconix Brand Group, Inc	30,788
429	*,e	iRobot Corp	17,610
257		Jakks Pacific, Inc	1,856
1,721	*	Jarden Corp	102,967
1,084		Jones Apparel Group, Inc	16,227
1,572	*	Kate Spade & Co	58,305
1,193		KB Home	20,269
978		La-Z-Boy, Inc	26,504
636	*,e	Leapfrog Enterprises, Inc	4,770
1,876		Leggett & Platt, Inc	61,233
2,133	e	Lennar Corp (Class A)	84,509
193	*	Libbey, Inc	5,018
112		Lifetime Brands, Inc	2,000
385	*	M/I Homes, Inc	8,632
4,530		Mattel, Inc	181,698
441		MDC Holdings, Inc	12,471
475	*	Meritage Homes Corp	19,893
2,758	*	Michael Kors Holdings Ltd	257,239
785	*	Mohawk Industries, Inc	106,744
200		Movado Group, Inc	9,110
66		Nacco Industries, Inc (Class A)	3,578
398	*	Nautilus, Inc	3,833
3,773		Newell Rubbermaid, Inc	112,813
9,706		Nike, Inc (Class B)	716,885
66	*	NVR, Inc	75,702
200		Oxford Industries, Inc	15,640
161		Perry Ellis International, Inc	2,212
1,044		Phillips-Van Heusen Corp	130,260
881		Polaris Industries, Inc	123,085
567		Pool Corp	34,768
5,088		Pulte Homes, Inc	97,639
2,135	*	Quiksilver, Inc	16,034
887		Ralph Lauren Corp	142,745
101		RG Barry Corp	1,907
602		Ryland Group, Inc	24,038
602	*	Skechers U.S.A., Inc (Class A)	21,997
208	*	Skullcandy, Inc	1,909
1,107	*,e	Smith & Wesson Holding Corp	16,184
1,997	*	Standard-Pacific Corp	16,595
972	*	Steven Madden Ltd	34,973
365	e	Sturm Ruger & Co, Inc	21,827
757	*	Taylor Morrison Home Corp	17,789
798	*	Tempur-Pedic International, Inc	40,435
2,217	*	Toll Brothers, Inc	79,590
186	*,e	TRI Pointe Homes, Inc	3,019
1,203	*	Tumi Holdings, Inc	27,224
709		Tupperware Corp	59,386
1,101	*	Under Armour, Inc (Class A)	126,219
340	*	Unifi, Inc	7,844
166	*	Universal Electronics, Inc	6,373
246	*,e	Vera Bradley, Inc	6,640
4,596		VF Corp	284,400
219		Weyco Group, Inc	5,917
1,073		Whirlpool Corp	160,371
183	*	William Lyon Homes, Inc	5,053
1,318	e	Wolverine World Wide, Inc	37,629
939	*	Zagg, Inc	4,338

		TOTAL CONSUMER DURABLES & APPAREL	4,572,086

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
224	*	American Public Education, Inc	$7,858
1,296	*	Apollo Group, Inc (Class A)	44,375
314		ARAMARK Holdings Corp	9,081
159	*	Ascent Media Corp (Series A)	12,012
569	*	Bally Technologies, Inc	37,708
298	*	BJ’s Restaurants, Inc	9,748
725	*	Bloomin’ Brands, Inc	17,472
379		Bob Evans Farms, Inc	18,961
1,324	*	Boyd Gaming Corp	17,477
141	*	Bravo Brio Restaurant Group, Inc	1,989
192	*	Bridgepoint Education, Inc	2,859
167	*	Bright Horizons Family Solutions	6,531
931		Brinker International, Inc	48,831
246	*	Buffalo Wild Wings, Inc	36,629
1,316		Burger King Worldwide, Inc	34,940
540	*	Caesars Entertainment Corp	10,265
202		Capella Education Co	12,756
812	*	Career Education Corp	6,058
5,652		Carnival Corp	213,985
200	e	Carriage Services, Inc	3,648
288		CBRL Group, Inc	28,005
746		Cheesecake Factory	35,532
442	*	Chipotle Mexican Grill, Inc (Class A)	251,078
464		Choice Hotels International, Inc	21,344
250		Churchill Downs, Inc	22,825
215	*	Chuy’s Holdings, Inc	9,275
387		ClubCorp Holdings, Inc	7,314
3,661	*,e	Corinthian Colleges, Inc	5,052
2,064		Darden Restaurants, Inc	104,769
136	*	Del Frisco’s Restaurant Group, Inc	3,794
949	*	Denny’s Corp	6,102
854		DeVry, Inc	36,201
247	*	Diamond Resorts International, Inc	4,187
223		DineEquity, Inc	17,410
767		Domino’s Pizza, Inc	59,036
1,398		Dunkin Brands Group, Inc	70,152
519	*,e	Education Management Corp	2,528
366	*	Fiesta Restaurant Group, Inc	16,686
54		Graham Holdings Co	38,002
595	*	Grand Canyon Education, Inc	27,786
3,866		H&R Block, Inc	116,715
856		Hillenbrand, Inc	27,674
1,397	*	Hilton Worldwide Holdings, Inc	31,069
367	*,e	Houghton Mifflin Harcourt Co	7,461
906	*	Hyatt Hotels Corp	48,752
80	*,e	Ignite Restaurant Group, Inc	1,126
3,498		International Game Technology	49,182
548		International Speedway Corp (Class A)	18,627
474		Interval Leisure Group, Inc	12,390
244	*	Isle of Capri Casinos, Inc	1,871
351	*,e	ITT Educational Services, Inc	10,067
678	*	Jack in the Box, Inc	39,961
147	*	Jamba, Inc	1,763
310	*,e	K12, Inc	7,021
865	*	Krispy Kreme Doughnuts, Inc	15,336
5,291		Las Vegas Sands Corp	427,407
545	*,e	Life Time Fitness, Inc	26,214
1,262	*	LifeLock, Inc	21,593
288		Lincoln Educational Services Corp	1,086
200		Marcus Corp	3,340
3,054		Marriott International, Inc (Class A)	171,085
345	*	Marriott Vacations Worldwide Corp	19,289
367		Matthews International Corp (Class A)	14,977
13,911		McDonald’s Corp	1,363,696
5,009	*	MGM Mirage	129,533
200	*	Monarch Casino & Resort, Inc	3,706
510	*	Morgans Hotel Group Co	4,100
322	*	Multimedia Games, Inc	9,351
30	*	Nathan’s Famous, Inc	1,470
628	*	Norwegian Cruise Line Holdings Ltd	20,266

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,121	*	Orient-Express Hotels Ltd (Class A)	$30,564
374	*	Panera Bread Co (Class A)	66,000
526		Papa John’s International, Inc	27,410
861	*	Penn National Gaming, Inc	10,608
793	*	Pinnacle Entertainment, Inc	18,794
306	*	Popeyes Louisiana Kitchen, Inc	12,436
150	*	Red Robin Gourmet Burgers, Inc	10,752
674		Regis Corp	9,234
2,393		Royal Caribbean Cruises Ltd	130,562
779	*	Ruby Tuesday, Inc	4,370
473		Ruth’s Chris Steak House, Inc	5,719
774	*	Scientific Games Corp (Class A)	10,627
402		SeaWorld Entertainment, Inc	12,152
2,758		Service Corp International	54,829
1,104		Six Flags Entertainment Corp	44,326
729	*	Sonic Corp	16,614
897		Sotheby’s (Class A)	39,064
164		Speedway Motorsports, Inc	3,072
10,107		Starbucks Corp	741,652
2,550		Starwood Hotels & Resorts Worldwide, Inc	202,980
24	*	Steak N Shake Co	11,700
185	*	Steiner Leisure Ltd	8,556
171	*	Strayer Education, Inc	7,940
823		Texas Roadhouse, Inc (Class A)	21,464
250		Town Sports International Holdings, Inc	2,122
228		Universal Technical Institute, Inc	2,953
437		Vail Resorts, Inc	30,459
795	e	Weight Watchers International, Inc	16,329
3,949		Wendy’s	36,015
1,783		Wyndham Worldwide Corp	130,569
1,089		Wynn Resorts Ltd	241,921
6,202		Yum! Brands, Inc	467,569

		TOTAL CONSUMER SERVICES	6,355,751

DIVERSIFIED FINANCIALS - 4.1%
747	*	Affiliated Managers Group, Inc	149,437
4,010	*	American Capital Ltd	63,318
13,018		American Express Co	1,172,011
2,644		Ameriprise Financial, Inc	291,025
2,935		Apollo Investment Corp	24,390
3,521		Ares Capital Corp	62,040
167		Artisan Partners Asset Management, Inc	10,730
15,732		Bank of New York Mellon Corp	555,182
1,263		BGC Partners, Inc (Class A)	8,260
942	e	BlackRock Kelso Capital Corp	8,638
1,816		BlackRock, Inc	571,096
200		Calamos Asset Management, Inc (Class A)	2,586
8,125		Capital One Financial Corp	626,925
188		Capital Southwest Corp	6,527
400	e	Cash America International, Inc	15,488
1,366		CBOE Holdings, Inc	77,316
15,247		Charles Schwab Corp	416,700
4,546		CME Group, Inc	336,449
207	e	Cohen & Steers, Inc	8,249
888	*	Cowen Group, Inc	3,916
98	*	Credit Acceptance Corp	13,931
22		Diamond Hill Investment Group, Inc	2,892
6,909		Discover Financial Services	402,035
586	*	Dollar Financial Corp	5,174
3,622	*	E*Trade Financial Corp	83,378
1,972		Eaton Vance Corp	75,251
302	*,e	Encore Capital Group, Inc	13,801
364		Evercore Partners, Inc (Class A)	20,111
545	*	Ezcorp, Inc (Class A)	5,881
163	*	FBR & Co	4,210
1,318	e	Federated Investors, Inc (Class B)	40,252
149	e	Fidus Investment Corp	2,877
1,653	*	Fifth Street Finance Corp	15,637
642		Financial Engines, Inc	32,601
363	*	First Cash Financial Services, Inc	18,317
64	*,e	First Marblehead Corp	387
110		Firsthand Technology Value Fund, Inc	2,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,741		Franklin Resources, Inc	$311,047
208	e	Friedman Billings Ramsey Group, Inc (Class A)	5,508
482	e	FXCM, Inc	7,119
69		GAMCO Investors, Inc (Class A)	5,358
704		GFI Group, Inc	2,499
239	e	Gladstone Capital Corp	2,409
252		Gladstone Investment Corp	2,084
6,299		Goldman Sachs Group, Inc	1,032,091
450	e	Golub Capital BDC, Inc	8,028
276	*	Green Dot Corp	5,390
354	e	Greenhill & Co, Inc	18,401
240	*,e	GSV Capital Corp	2,434
808	e	Hercules Technology Growth Capital, Inc	11,369
409		HFF, Inc (Class A)	13,746
80		Horizon Technology Finance Corp	1,001
987		ING US, Inc	35,798
610		Interactive Brokers Group, Inc (Class A)	13,219
1,611		IntercontinentalExchange Group, Inc	318,704
153	*	International Assets Holding Corp	2,878
405	*	Internet Capital Group, Inc	8,270
5,829		Invesco Ltd	215,673
524	*	Investment Technology Group, Inc	10,585
14,050	e	iShares Russell 3000 Index Fund	1,577,955
2,289	e	Janus Capital Group, Inc	24,881
173		JMP Group, Inc	1,230
240	e	KCAP Financial, Inc	2,078
961	*	KCG Holdings, Inc	11,465
1,144	*	Ladenburg Thalmann Financial Services, Inc	3,455
1,683		Lazard Ltd (Class A)	79,252
1,523		Legg Mason, Inc	74,688
3,959		Leucadia National Corp	110,852
741		LPL Financial Holdings, Inc	38,932
459	*,e	Main Street Capital Corp	15,083
175		Manning & Napier, Inc	2,935
463		MarketAxess Holdings, Inc	27,419
102		Marlin Business Services Corp	2,123
778		MCG Capital Corp	2,949
175		Medallion Financial Corp	2,312
1,082	e	Medley Capital Corp	14,726
2,722		Moody’s Corp	215,909
20,806		Morgan Stanley	648,523
1,580	*	MSCI, Inc (Class A)	67,972
407		MVC Capital, Inc	5,515
1,500		NASDAQ OMX Group, Inc	55,410
320		Nelnet, Inc (Class A)	13,088
413		New Mountain Finance Corp	6,009
341	*	NewStar Financial, Inc	4,726
300	e	NGP Capital Resources Co	2,028
120		Nicholas Financial, Inc	1,888
3,509		Northern Trust Corp	230,050
116		Oppenheimer Holdings, Inc	3,254
725		PennantPark Investment Corp	8,011
639	*,e	PHH Corp	16,512
272	*	Pico Holdings, Inc	7,069
236	*	Piper Jaffray Cos	10,809
666	*	Portfolio Recovery Associates, Inc	38,535
5,070	e	Prospect Capital Corp	54,756
90		Pzena Investment Management, Inc (Class A)	1,059
1,719		Raymond James Financial, Inc	96,144
60	*	Regional Management Corp	1,480
150		Resource America, Inc (Class A)	1,285
219	*	Safeguard Scientifics, Inc	4,857
931	*	Santander Consumer USA Holdings, Inc	22,418
2,249		SEI Investments Co	75,589
5,829		SLM Corp	142,694
586		Solar Capital Ltd	12,763
125	e	Solar Senior Capital Ltd	2,139
332	*,e	Springleaf Holdings, Inc	8,350
6,141		State Street Corp	427,107
154	e	Stellus Capital Investment Corp	2,214
831	*	Stifel Financial Corp	41,351
289	*	SWS Group, Inc	2,162

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,694		T Rowe Price Group, Inc	$304,201
343		TCP Capital Corp	5,677
3,381		TD Ameritrade Holding Corp	114,785
343		THL Credit, Inc	4,733
692	e	TICC Capital Corp	6,768
517		Triangle Capital Corp	13,385
80	*	Virtus Investment Partners, Inc	13,854
1,207		Waddell & Reed Financial, Inc (Class A)	88,859
839	*,e	Walter Investment Management Corp	25,027
61		Westwood Holdings Group, Inc	3,824
1,321	*	WisdomTree Investments, Inc	17,332
174	*,e	World Acceptance Corp	13,064

		TOTAL DIVERSIFIED FINANCIALS	12,018,497

ENERGY - 9.2%
2,642	*	Abraxas Petroleum Corp	10,462
30		Adams Resources & Energy, Inc	1,738
429	e	Alon USA Energy, Inc	6,409
3,062	*,e	Alpha Natural Resources, Inc	13,013
1,985	*,e	Amyris Biotechnologies, Inc	7,404
6,751		Anadarko Petroleum Corp	572,215
422	*	Antero Resources Corp	26,417
5,397		Apache Corp	447,681
180	*	APCO Argentina, Inc	2,601
503	*,e	Approach Resources, Inc	10,518
3,374	e	Arch Coal, Inc	16,263
246	*	Athlon Energy, Inc	8,721
814	*	Atwood Oceanics, Inc	41,017
5,797		Baker Hughes, Inc	376,921
658	*	Basic Energy Services, Inc	18,036
901	*,e	Bill Barrett Corp	23,066
412		Bolt Technology Corp	8,145
517	*	Bonanza Creek Energy, Inc	22,955
3,876	*,e	BPZ Energy, Inc	12,326
590		Bristow Group, Inc	44,557
929	*,e	C&J Energy Services, Inc	27,090
5,810		Cabot Oil & Gas Corp	196,843
4,328	*,e	Cal Dive International, Inc	7,358
1,747	*	Callon Petroleum Co	14,622
3,191	*	Cameron International Corp	197,108
324		CARBO Ceramics, Inc	44,709
714	*	Carrizo Oil & Gas, Inc	38,170
3,265	*	Cheniere Energy, Inc	180,718
7,835		Chesapeake Energy Corp	200,733
26,732		Chevron Corp	3,178,702
1,183		Cimarex Energy Co	140,907
90	*	Clayton Williams Energy, Inc	10,171
839	*,e	Clean Energy Fuels Corp	7,501
755	*	Cloud Peak Energy, Inc	15,961
3,862	*	Cobalt International Energy, Inc	70,752
870	e	Comstock Resources, Inc	19,879
1,448	*	Concho Resources, Inc	177,380
16,540		ConocoPhillips	1,163,589
2,890		Consol Energy, Inc	115,455
368		Contango Oil & Gas Co	17,568
560	*,e	Continental Resources, Inc	69,591
212	e	CVR Energy, Inc	8,957
213		Dawson Geophysical Co	5,966
486		Delek US Holdings, Inc	14,113
5,212		Denbury Resources, Inc	85,477
5,495	*	Devon Energy Corp	367,780
904	e	Diamond Offshore Drilling, Inc	44,079
393	*	Diamondback Energy, Inc	26,453
1,104	*	Dresser-Rand Group, Inc	64,485
510	*	Dril-Quip, Inc	57,171
1,061	*,e	Emerald Oil, Inc	7,130
780	*,e	Endeavour International Corp	2,535
915		Energen Corp	73,941
1,096	e	Energy XXI Bermuda Ltd	25,833
3,692		EOG Resources, Inc	724,260
422	*	EPL Oil & Gas, Inc	16,289

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,667		Equal Energy Ltd	$7,635
1,921		Equitable Resources, Inc	186,279
272	*	Era Group, Inc	7,972
468		Evolution Petroleum Corp	5,958
1,902	e	EXCO Resources, Inc	10,651
747		Exterran Holdings, Inc	32,778
61,221	d	Exxon Mobil Corp	5,980,067
3,113	*	FMC Technologies, Inc	162,779
1,851	*	Forest Oil Corp	3,535
772	*	Forum Energy Technologies, Inc	23,917
467		Frank’s International NV	11,572
743	*	Frontline Ltd	2,920
1,633	*,e	FX Energy, Inc	5,454
581		GasLog Ltd	13,531
1,809	*	Gastar Exploration, Inc	9,895
164	*,e	Geospace Technologies Corp	10,852
764	e	Golar LNG Ltd	31,851
555	*,e	Goodrich Petroleum Corp	8,780
569		Green Plains Renewable Energy, Inc	17,047
190		Gulf Island Fabrication, Inc	4,106
359		Gulfmark Offshore, Inc	16,133
1,126	*	Gulfport Energy Corp	80,149
4,352	*,e	Halcon Resources Corp	18,844
649		Hallador Petroleum Co	5,549
11,453		Halliburton Co	674,467
1,541	*	Helix Energy Solutions Group, Inc	35,412
1,306		Helmerich & Payne, Inc	140,473
2,303	*	Hercules Offshore, Inc	10,571
4,200		Hess Corp	348,096
2,758		Holly Corp	131,226
613	*	Hornbeck Offshore Services, Inc	25,630
3,120	*	ION Geophysical Corp	13,135
13	*,e	Isramco, Inc	1,723
322	*	Jones Energy, Inc (Class A)	4,875
2,635	*	Key Energy Services, Inc	24,347
9,002		Kinder Morgan, Inc	292,475
1,319	*,e	KiOR, Inc (Class A)	756
185		Knightsbridge Tankers Ltd	2,507
3,714	*	Kodiak Oil & Gas Corp	45,088
1,636	*	Kosmos Energy LLC	17,996
3,066	*,e,m	L&L Energy, Inc	2,575
747	*	Laredo Petroleum Holdings, Inc	19,317
3,031	*,e	Magnum Hunter Resources Corp	25,763
9,298		Marathon Oil Corp	330,265
4,240		Marathon Petroleum Corp	369,050
1,143	*	Matador Resources Co	27,992
440	*	Matrix Service Co	14,863
3,749	*,e	McDermott International, Inc	29,317
783	*,e	Midstates Petroleum Co, Inc	4,197
1,226	*,e	Miller Petroleum, Inc	7,209
120	*	Mitcham Industries, Inc	1,673
2,523		Murphy Oil Corp	158,596
4,057		Nabors Industries Ltd	100,005
5,852		National Oilwell Varco, Inc	455,695
351	*	Natural Gas Services Group, Inc	10,579
1,843	*	Newfield Exploration Co	57,796
1,250	*	Newpark Resources, Inc	14,312
4,703		Noble Energy, Inc	334,101
1,029	e	Nordic American Tanker Shipping	10,125
911	*,e	Northern Oil And Gas, Inc	13,319
479	*,e	Nuverra Environmental Solutions, Inc	9,719
1,306	*	Oasis Petroleum, Inc	54,499
10,919		Occidental Petroleum Corp	1,040,472
1,376		Oceaneering International, Inc	98,879
721	*	Oil States International, Inc	71,091
2,811		Oneok, Inc	166,552
85		Panhandle Oil and Gas, Inc (Class A)	3,707
1,644	*	Parker Drilling Co	11,656
1,923		Patterson-UTI Energy, Inc	60,921
332		PBF Energy, Inc	8,566
540	*	PDC Energy, Inc	33,620
3,699		Peabody Energy Corp	60,442

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

998	*,e	Penn Virginia Corp	$17,455
815	*	Petroquest Energy, Inc	4,645
149	*	PHI, Inc	6,592
8,263		Phillips 66	636,747
1,260	*	Pioneer Energy Services Corp	16,317
1,821		Pioneer Natural Resources Co	340,782
2,264		Questar Market Resources, Inc	66,652
2,381	*,e	Quicksilver Resources, Inc	6,262
2,236		Range Resources Corp	185,521
376	*,e	Renewable Energy Group, Inc	4,504
1,056	*,e	Resolute Energy Corp	7,603
727	*	Rex Energy Corp	13,602
92	*	Rex Stores Corp	5,249
537	*	Rice Energy, Inc	14,171
354	*	RigNet, Inc	19,056
851	*	Rosetta Resources, Inc	39,640
1,533	*	Rowan Cos plc	51,631
1,354	e	RPC, Inc	27,649
717	*,e	Sanchez Energy Corp	21,245
7,671	*,e	SandRidge Energy, Inc	47,100
18,323		Schlumberger Ltd	1,786,493
2,117		Scorpio Tankers, Inc	21,106
272		SEACOR Holdings, Inc	23,506
4,780	e	Seadrill Ltd	168,065
666		SemGroup Corp	43,743
1,204	e	Ship Finance International Ltd	21,636
1,127	*,e	Solazyme, Inc	13,084
4,637	*	Southwestern Energy Co	213,348
9,074		Spectra Energy Corp	335,194
844		St. Mary Land & Exploration Co	60,169
656	*	Stone Energy Corp	27,532
2,001		Superior Energy Services	61,551
652	*,e	Swift Energy Co	7,016
1,246	*	Synergy Resources Corp	13,395
467		Targa Resources Investments, Inc	46,354
480		Teekay Corp	26,995
800	e	Teekay Tankers Ltd (Class A)	2,832
746	*	Tesco Corp	13,801
1,780		Tesoro Corp	90,050
1,305	*	Tetra Technologies, Inc	16,704
784		TGC Industries, Inc	4,665
645		Tidewater, Inc	31,360
1,272	*,e	Triangle Petroleum Corp	10,481
2,216	*,e	Ultra Petroleum Corp	59,588
786	*	Unit Corp	51,389
1,254	*,e	Uranium Energy Corp	1,655
7,767	*,e	Ur-Energy, Inc	12,039
1,418	*	Vaalco Energy, Inc	12,124
7,380		Valero Energy Corp	391,878
5,036	*,e	Vantage Drilling Co	8,612
927		W&T Offshore, Inc	16,046
2,335	*	Warren Resources, Inc	11,208
714	e	Western Refining, Inc	27,560
125	*	Westmoreland Coal Co	3,723
1,594	*	Whiting Petroleum Corp	110,608
1,032	*	Willbros Group, Inc	13,024
9,198		Williams Cos, Inc	373,255
997		World Fuel Services Corp	43,968
2,822	*	WPX Energy, Inc	50,881
2,938	*,e	ZaZa Energy Corp	2,210

		TOTAL ENERGY	26,884,916

FOOD & STAPLES RETAILING - 2.0%
486		Andersons, Inc	28,791
496		Casey’s General Stores, Inc	33,525
300	*	Chefs’ Warehouse Holdings, Inc	6,420
5,948		Costco Wholesale Corp	664,273
17,013		CVS Corp	1,273,593
205	*,e	Fairway Group Holdings Corp	1,566
538	*	Fresh Market, Inc	18,077
100		Ingles Markets, Inc (Class A)	2,382
7,125		Kroger Co	311,006

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

95	*,e	Natural Grocers by Vitamin C	$4,148
248	*	Pantry, Inc	3,804
319		Pricesmart, Inc	32,197
10,341	*	Rite Aid Corp	64,838
245	e	Roundy’s, Inc	1,686
3,299		Safeway, Inc	121,865
626		Spartan Stores, Inc	14,529
294	*	Sprouts Farmers Market, Inc	10,593
2,809	*,e	Supervalu, Inc	19,213
238	*	Susser Holdings Corp	14,868
8,330		Sysco Corp	300,963
668	*	United Natural Foods, Inc	47,374
77		Village Super Market (Class A)	2,033
13,051		Walgreen Co	861,757
22,386		Wal-Mart Stores, Inc	1,710,962
228		Weis Markets, Inc	11,229
5,052		Whole Foods Market, Inc	256,187

		TOTAL FOOD & STAPLES RETAILING	5,817,879

FOOD, BEVERAGE & TOBACCO - 4.5%
100		Alico, Inc	3,770
2,325	*	Alliance One International, Inc	6,789
27,669		Altria Group, Inc	1,035,651
178	*,e	Annie’s, Inc	7,154
8,810		Archer Daniels Midland Co	382,266
743		B&G Foods, Inc (Class A)	22,372
2,097		Beam, Inc	174,680
133	*,e	Boston Beer Co, Inc (Class A)	32,549
718	*	Boulder Brands, Inc	12,651
2,251		Brown-Forman Corp (Class B)	201,892
2,199		Bunge Ltd	174,843
271		Calavo Growers, Inc	9,642
200		Cal-Maine Foods, Inc	12,556
2,303		Campbell Soup Co	103,359
536	*	Chiquita Brands International, Inc	6,673
77		Coca-Cola Bottling Co Consolidated	6,544
53,088		Coca-Cola Co	2,052,382
3,596		Coca-Cola Enterprises, Inc	171,745
5,649		ConAgra Foods, Inc	175,289
1,990	*	Constellation Brands, Inc (Class A)	169,090
2,248	*	Darling International, Inc	45,005
1,170		Dean Foods Co	18,088
262	*,e	Diamond Foods, Inc	9,152
2,677		Dr Pepper Snapple Group, Inc	145,789
200	*	Farmer Bros Co	3,940
2,326		Flowers Foods, Inc	49,893
603		Fresh Del Monte Produce, Inc	16,625
8,604		General Mills, Inc	445,859
38		Griffin Land & Nurseries, Inc (Class A)	1,149
490	*	Hain Celestial Group, Inc	44,820
1,967		Hershey Co	205,355
1,613		Hillshire Brands Co	60,100
1,774		Hormel Foods Corp	87,405
1,023		Ingredion, Inc	69,646
170	*	Inventure Foods, Inc	2,377
360		J&J Snack Foods Corp	34,549
1,408		J.M. Smucker Co	136,914
100		John B. Sanfilippo & Son, Inc	2,302
3,585		Kellogg Co	224,815
2,022	*	Keurig Green Mountain, Inc	213,503
8,058		Kraft Foods Group, Inc	452,054
260		Lancaster Colony Corp	25,849
870		Lance, Inc	24,525
101	e	Limoneira Co	2,291
5,134		Lorillard, Inc	277,647
1,852		McCormick & Co, Inc	132,863
2,772		Mead Johnson Nutrition Co	230,464
1,834		Molson Coors Brewing Co (Class B)	107,949
24,257		Mondelez International, Inc	838,079
1,883	*	Monster Beverage Corp	130,774
129		National Beverage Corp	2,517
245	*	Omega Protein Corp	2,957

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

21,402		PepsiCo, Inc	$1,787,067
22,453		Philip Morris International, Inc	1,838,227
707	*	Pilgrim’s Pride Corp	14,790
437		Pinnacle Foods, Inc	13,049
452	*	Post Holdings, Inc	24,914
4,299		Reynolds American, Inc	229,653
507		Sanderson Farms, Inc	39,794
9		Seaboard Corp	23,593
232	*	Seneca Foods Corp	7,303
215	*,e	Synutra International, Inc	1,438
424	e	Tootsie Roll Industries, Inc	12,705
511	*	TreeHouse Foods, Inc	36,787
3,849	*	Tyson Foods, Inc (Class A)	169,395
465	e	Universal Corp	25,989
877	e	Vector Group Ltd	18,891
1,817	*	WhiteWave Foods Co (Class A)	51,857

		TOTAL FOOD, BEVERAGE & TOBACCO	13,102,604

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
247	e	Abaxis, Inc	9,603
21,579		Abbott Laboratories	831,007
400	*	Abiomed, Inc	10,416
672	*	Acadia Healthcare Co, Inc	30,321
682	*,e	Accuray, Inc	6,547
5,336		Aetna, Inc	400,040
489		Air Methods Corp	26,127
910	*	Align Technology, Inc	47,129
2,366	*	Allscripts Healthcare Solutions, Inc	42,659
72		Almost Family, Inc	1,663
620	*	Alphatec Holdings, Inc	930
341	*	Amedisys, Inc	5,077
3,257		AmerisourceBergen Corp	213,627
602	*	AMN Healthcare Services, Inc	8,271
451	*	Amsurg Corp	21,233
150		Analogic Corp	12,316
275	*	Angiodynamics, Inc	4,331
148	*	Anika Therapeutics, Inc	6,083
2,094	*	Antares Pharma, Inc	7,329
325	*	Arthrocare Corp	15,662
560	*,e	athenahealth, Inc	89,734
170	*	AtriCure, Inc	3,198
51		Atrion Corp	15,613
1,143		Bard (C.R.), Inc	169,141
7,475		Baxter International, Inc	550,010
2,703		Becton Dickinson & Co	316,467
412	*,e	Bio-Reference Labs, Inc	11,404
763	*	BioScrip, Inc	5,326
17,865	*	Boston Scientific Corp	241,535
1,300	*	Brookdale Senior Living, Inc	43,563
625		Cantel Medical Corp	21,075
517	*	Capital Senior Living Corp	13,437
4,849		Cardinal Health, Inc	339,333
280	*	Cardiovascular Systems, Inc	8,901
2,866	*	CareFusion Corp	115,271
2,701	*	Catamaran Corp	120,897
707	*	Centene Corp	44,011
4,085	*	Cerner Corp	229,781
449	*,e	Cerus Corp	2,155
281	e	Chemed Corp	25,135
128	*	Chindex International, Inc	2,442
4,011		Cigna Corp	335,841
1,417		Community Health Systems, Inc	55,504
185		Computer Programs & Systems, Inc	11,951
450		Conmed Corp	19,553
659		Cooper Cos, Inc	90,520
180	*	Corvel Corp	8,957
6,572		Covidien plc	484,094
296	*	Cross Country Healthcare, Inc	2,389
253		CryoLife, Inc	2,520
327	*	Cyberonics, Inc	21,337
141	*	Cynosure, Inc (Class A)	4,131
2,597	*	DaVita, Inc	178,803

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,881		Dentsply International, Inc	$86,601
120	*	Derma Sciences, Inc	1,522
874	*	DexCom, Inc	36,149
1,631	*	Edwards Lifesciences Corp	120,971
524	*	Emeritus Corp	16,475
697	*	Endologix, Inc	8,970
270		Ensign Group, Inc	11,783
661	*	Envision Healthcare Holdings, Inc	22,362
78	*	Exactech, Inc	1,760
338	*	ExamWorks Group, Inc	11,833
10,780	*	Express Scripts Holding Co	809,470
374	*	Five Star Quality Care, Inc	1,818
1,154	*	GenMark Diagnostics, Inc	11,471
456	*	Gentiva Health Services, Inc	4,159
717	*	Globus Medical, Inc	19,065
269	*	Greatbatch, Inc	12,352
720	*	Haemonetics Corp	23,465
414	*	Hanger Orthopedic Group, Inc	13,944
3,673		HCA Holdings, Inc	192,833
1,061	*	Health Net, Inc	36,085
1,191		Healthsouth Corp	42,793
190	*	HealthStream, Inc	5,073
402	*,e	Healthways, Inc	6,890
241	*	HeartWare International, Inc	22,601
1,316	*	Henry Schein, Inc	157,091
836		Hill-Rom Holdings, Inc	32,219
1,092	*	HMS Holdings Corp	20,803
3,527	*	Hologic, Inc	75,831
2,092		Humana, Inc	235,810
239	*	ICU Medical, Inc	14,311
837	*	Idexx Laboratories, Inc	101,612
702	*	Insulet Corp	33,289
289	*	Integra LifeSciences Holdings Corp	13,291
537	*	Intuitive Surgical, Inc	235,201
316		Invacare Corp	6,026
1,041	*	Inverness Medical Innovations, Inc	35,758
220	*	IPC The Hospitalist Co, Inc	10,798
613		Kindred Healthcare, Inc	14,356
1,324	*	Laboratory Corp of America Holdings	130,030
174		Landauer, Inc	7,887
267	*	LHC Group, Inc	5,890
822	*	LifePoint Hospitals, Inc	44,840
405	*	Magellan Health Services, Inc	24,037
611		Masimo Corp	16,686
3,157		McKesson Corp	557,431
746	*	MedAssets, Inc	18,434
698	*	Medidata Solutions, Inc	37,929
14,129		Medtronic, Inc	869,499
1,254	*	Merge Healthcare, Inc	3,060
489		Meridian Bioscience, Inc	10,655
538	*	Merit Medical Systems, Inc	7,693
349	*	Molina Healthcare, Inc	13,108
161	*	MWI Veterinary Supply, Inc	25,055
212		National Healthcare Corp	11,823
316	*	Natus Medical, Inc	8,153
451	*	Neogen Corp	20,272
581	*	NuVasive, Inc	22,316
742	*	NxStage Medical, Inc	9,453
1,375		Omnicare, Inc	82,046
387	*	Omnicell, Inc	11,076
609	*	OraSure Technologies, Inc	4,854
239	*	Orthofix International NV	7,206
864		Owens & Minor, Inc	30,266
1,289		Patterson Cos, Inc	53,829
1,484	*	Pediatrix Medical Group, Inc	91,978
373	*	PharMerica Corp	10,437
164	*,e	PhotoMedex, Inc	2,596
443	*	Premier, Inc	14,597
97	*	Providence Service Corp	2,743
452		Quality Systems, Inc	7,630
2,169	e	Quest Diagnostics, Inc	125,628
333	*,e	Quidel Corp	9,091
1,903	e	Resmed, Inc	85,045

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

890	*,e	Rockwell Medical Technologies, Inc	$11,267
611	*	RTI Biologics, Inc	2,493
1,073		Select Medical Holdings Corp	13,359
768	*	Sirona Dental Systems, Inc	57,347
246	*	Skilled Healthcare Group, Inc (Class A)	1,296
526	*	Spectranetics Corp	15,943
3,753		St. Jude Medical, Inc	245,409
407	*	Staar Surgical Co	7,652
745		STERIS Corp	35,574
4,733		Stryker Corp	385,598
147	*	SurModics, Inc	3,322
376	*	Symmetry Medical, Inc	3,783
903	*	Team Health Holdings, Inc	40,409
343	*,e	TearLab Corp	2,319
578		Teleflex, Inc	61,985
1,361	*	Tenet Healthcare Corp	58,264
748	*	Thoratec Corp	26,786
348	*	Tornier BV	7,385
246	*	Triple-S Management Corp (Class B)	3,970
584	*,e	Unilife Corp	2,377
14,098		UnitedHealth Group, Inc	1,155,895
417		Universal American Corp	2,948
1,161		Universal Health Services, Inc (Class B)	95,283
133		US Physical Therapy, Inc	4,598
40		Utah Medical Products, Inc	2,313
1,534	*	Varian Medical Systems, Inc	128,841
200	*	Vascular Solutions, Inc	5,238
1,163	*	VCA Antech, Inc	37,483
226	*,e	Veeva Systems, Inc	6,034
275	*	Vocera Communications, Inc	4,491
677	*	Volcano Corp	13,344
648	*	WellCare Health Plans, Inc	41,161
3,948		WellPoint, Inc	393,023
980		West Pharmaceutical Services, Inc	43,169
456	*	Wright Medical Group, Inc	14,168
245	*	Zeltiq Aesthetics, Inc	4,804
2,395		Zimmer Holdings, Inc	226,519

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,340,364

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
5,566		Avon Products, Inc	81,486
798	*	Central Garden and Pet Co (Class A)	6,599
1,950		Church & Dwight Co, Inc	134,686
1,757	e	Clorox Co	154,634
12,702		Colgate-Palmolive Co	823,979
773		Coty, Inc	11,580
350	*	Elizabeth Arden, Inc	10,328
830		Energizer Holdings, Inc	83,614
3,176		Estee Lauder Cos (Class A)	212,411
204	e	Female Health Co	1,583
532	*,e	Harbinger Group, Inc	6,506
1,140	e	Herbalife Ltd	65,288
294		Inter Parfums, Inc	10,646
5,267		Kimberly-Clark Corp	580,687
3,963	*,e	Lifevantage Corp	5,191
152	*	Medifast, Inc	4,422
140		Nature’s Sunshine Products, Inc	1,929
842		Nu Skin Enterprises, Inc (Class A)	69,760
127		Nutraceutical International Corp	3,301
63		Oil-Dri Corp of America	2,176
70		Orchids Paper Products Co	2,142
37,805		Procter & Gamble Co	3,047,083
716	*	Revlon, Inc (Class A)	18,294
291		Spectrum Brands, Inc	23,193
5,236	*,e	Star Scientific, Inc	4,109
92	*,e	USANA Health Sciences, Inc	6,931
398		WD-40 Co	30,873

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,403,431

INSURANCE - 4.1%
4,670		ACE Ltd	462,610
6,502		Aflac, Inc	409,886
253	*	Alleghany Corp	103,067

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

453		Allied World Assurance Co Holdings Ltd	$46,745
6,518		Allstate Corp	368,788
587	*	AMBAC Financial Group, Inc	18,215
836		American Equity Investment Life Holding Co	19,746
1,020		American Financial Group, Inc	58,864
20,295		American International Group, Inc	1,014,953
85		American National Insurance Co	9,609
202		Amerisafe, Inc	8,870
354	e	Amtrust Financial Services, Inc	13,314
4,351		Aon plc	366,702
2,086	*	Arch Capital Group Ltd	120,028
411		Argo Group International Holdings Ltd	18,865
1,992		Arthur J. Gallagher & Co	94,779
906		Aspen Insurance Holdings Ltd	35,968
1,096		Assurant, Inc	71,196
2,211		Assured Guaranty Ltd	55,983
1,609		Axis Capital Holdings Ltd	73,773
125		Baldwin & Lyons, Inc (Class B)	3,286
24,831	*	Berkshire Hathaway, Inc (Class B)	3,103,130
1,877		Brown & Brown, Inc	57,737
3,571		Chubb Corp	318,890
2,243		Cincinnati Financial Corp	109,144
387	*	Citizens, Inc (Class A)	2,864
303		CNA Financial Corp	12,944
2,903		Conseco, Inc	52,544
245		Crawford & Co (Class B)	2,673
143		Donegal Group, Inc (Class A)	2,085
280	*	eHealth, Inc	14,224
60		EMC Insurance Group, Inc	2,132
620		Employers Holdings, Inc	12,543
551		Endurance Specialty Holdings Ltd	29,660
108	*	Enstar Group Ltd	14,721
531		Erie Indemnity Co (Class A)	37,043
670		Everest Re Group Ltd	102,544
155		FBL Financial Group, Inc (Class A)	6,715
3,669		Fidelity National Title Group, Inc (Class A)	115,353
1,423		First American Financial Corp	37,781
6,368	*	Genworth Financial, Inc (Class A)	112,905
327	*	Greenlight Capital Re Ltd (Class A)	10,726
136	*	Hallmark Financial Services	1,130
539		Hanover Insurance Group, Inc	33,116
6,478		Hartford Financial Services Group, Inc	228,479
1,646		HCC Insurance Holdings, Inc	74,877
90	e	HCI Group, Inc	3,276
932	*,e	Health Insurance Innovations, Inc	9,637
808	*	Hilltop Holdings, Inc	19,222
467		Horace Mann Educators Corp	13,543
205		Infinity Property & Casualty Corp	13,864
20		Investors Title Co	1,518
77		Kansas City Life Insurance Co	3,711
614		Kemper Corp	24,050
3,518		Lincoln National Corp	178,257
3,940		Loews Corp	173,557
553		Maiden Holdings Ltd	6,901
191	*	Markel Corp	113,855
7,686		Marsh & McLennan Cos, Inc	378,920
1,717	*	MBIA, Inc	24,021
694		Meadowbrook Insurance Group, Inc	4,046
361		Mercury General Corp	16,274
12,553		Metlife, Inc	662,798
751		Montpelier Re Holdings Ltd	22,350
173		National Interstate Corp	4,638
92		National Western Life Insurance Co (Class A)	22,494
149	*	Navigators Group, Inc	9,147
3,288		Old Republic International Corp	53,923
313		OneBeacon Insurance Group Ltd (Class A)	4,839
756		PartnerRe Ltd	78,246
83	*	Phoenix Cos, Inc	4,295
486		Platinum Underwriters Holdings Ltd	29,209

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

747		Primerica, Inc	$35,191
3,879		Principal Financial Group	178,395
800		ProAssurance Corp	35,624
8,325		Progressive Corp	201,632
1,036		Protective Life Corp	54,483
6,361		Prudential Financial, Inc	538,459
960		Reinsurance Group of America, Inc (Class A)	76,445
583		RenaissanceRe Holdings Ltd	56,901
536		RLI Corp	23,713
200		Safety Insurance Group, Inc	10,770
656		Selective Insurance Group, Inc	15,298
628		Stancorp Financial Group, Inc	41,950
200		State Auto Financial Corp	4,262
200		Stewart Information Services Corp	7,026
1,030		Symetra Financial Corp	20,415
1,281		Torchmark Corp	100,815
354	e	Tower Group International Ltd	956
4,802		Travelers Cos, Inc	408,650
257	*	United America Indemnity Ltd	6,769
234		United Fire & Casualty Co	7,102
384		Universal Insurance Holdings, Inc	4,877
3,525		UnumProvident Corp	124,468
1,352		Validus Holdings Ltd	50,984
1,419		W.R. Berkley Corp	59,059
78		White Mountains Insurance Group Ltd	46,792
3,888		XL Capital Ltd	121,500

		TOTAL INSURANCE	11,980,334

MATERIALS - 3.8%
412		A. Schulman, Inc	14,939
484	*	Advanced Emissions Solutions, Inc	11,877
78	*	AEP Industries, Inc	2,894
2,855		Air Products & Chemicals, Inc	339,859
859		Airgas, Inc	91,492
2,596	*,e	AK Steel Holding Corp	18,743
1,140		Albemarle Corp	75,719
14,463		Alcoa, Inc	186,139
1,401		Allegheny Technologies, Inc	52,790
1,470	*,e	Allied Nevada Gold Corp	6,336
532		AMCOL International Corp	24,355
350	e	American Vanguard Corp	7,578
1,019		Aptargroup, Inc	67,356
254	*	Arabian American Development Co	2,756
1,042		Ashland, Inc	103,658
1,360		Avery Dennison Corp	68,911
932		Axiall Corp	41,865
437		Balchem Corp	22,776
1,951		Ball Corp	106,934
1,348		Bemis Co, Inc	52,896
714	*	Berry Plastics Group, Inc	16,529
182	*	Boise Cascade Co	5,213
300		Brush Engineered Materials, Inc	10,179
989		Cabot Corp	58,410
730	*	Calgon Carbon Corp	15,936
574		Carpenter Technology Corp	37,907
200	*,e	Castle (A.M.) & Co	2,938
2,073		Celanese Corp (Series A)	115,072
742	*	Century Aluminum Co	9,802
812		CF Industries Holdings, Inc	211,640
1,899	*	Chemtura	48,026
316	*	Clearwater Paper Corp	19,804
2,110		Cliffs Natural Resources, Inc	43,171
1,418	*	Coeur d’Alene Mines Corp	13,173
1,538		Commercial Metals Co	29,037
452		Compass Minerals International, Inc	37,299
2,052	*	Crown Holdings, Inc	91,807
562		Cytec Industries, Inc	54,857
127		Deltic Timber Corp	8,284
458		Domtar Corp	51,397
16,588		Dow Chemical Co	806,011
12,449		Du Pont (E.I.) de Nemours & Co	835,328

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

633		Eagle Materials, Inc	$56,122
2,121		Eastman Chemical Co	182,851
3,565		Ecolab, Inc	384,984
1,134	*	Ferro Corp	15,490
835	*	Flotek Industries, Inc	23,255
1,903		FMC Corp	145,694
13,991		Freeport-McMoRan Copper & Gold, Inc (Class B)	462,682
235		FutureFuel Corp	4,771
1,260	*,e	General Moly, Inc	1,247
553		Glatfelter	15,053
743		Globe Specialty Metals, Inc	15,469
1,339	*,e	Gold Resource Corp	6,400
2,745	*	Graphic Packaging Holding Co	27,889
417		Greif, Inc (Class A)	21,888
723		H.B. Fuller Co	34,906
107		Hawkins, Inc	3,931
128		Haynes International, Inc	6,912
770	*	Headwaters, Inc	10,172
4,927	e	Hecla Mining Co	15,126
716	*	Horsehead Holding Corp	12,043
2,580		Huntsman Corp	63,004
435		Innophos Holdings, Inc	24,665
412		Innospec, Inc	18,635
1,075		International Flavors & Fragrances, Inc	102,845
6,240		International Paper Co	286,291
650	e	Intrepid Potash, Inc	10,049
245		Kaiser Aluminum Corp	17,498
1,206		Kapstone Paper and Packaging Corp	34,781
75		KMG Chemicals, Inc	1,176
239		Koppers Holdings, Inc	9,854
396	*	Kraton Polymers LLC	10,351
274	e	Kronos Worldwide, Inc	4,570
565	*	Landec Corp	6,305
1,743	*	Louisiana-Pacific Corp	29,404
229	*	LSB Industries, Inc	8,569
5,473		LyondellBasell Industries AF S.C.A	486,769
658		Martin Marietta Materials, Inc	84,454
2,273		MeadWestvaco Corp	85,556
5,301	*	Midway Gold Corp	5,566
492		Minerals Technologies, Inc	31,764
3,981	*,e	Molycorp, Inc	18,671
7,362		Monsanto Co	837,575
4,060		Mosaic Co	203,000
426		Myers Industries, Inc	8,486
162		Neenah Paper, Inc	8,379
129		NewMarket Corp	50,411
6,737		Newmont Mining Corp	157,915
1,642		Noranda Aluminium Holding Corp	6,749
4,128		Nucor Corp	208,629
1,054	e	Olin Corp	29,101
286		Olympic Steel, Inc	8,208
346		OM Group, Inc	11,494
511	*	Omnova Solutions, Inc	5,304
2,097	*	Owens-Illinois, Inc	70,942
1,277		Packaging Corp of America	89,863
3,632	*,e	Paramount Gold and Silver Corp	4,467
1,229		PolyOne Corp	45,055
1,872		PPG Industries, Inc	362,157
4,093		Praxair, Inc	536,060
166		Quaker Chemical Corp	13,086
985		Reliance Steel & Aluminum Co	69,600
4,829		Rentech, Inc	9,175
944	*,e	Resolute Forest Products	18,965
975		Rock-Tenn Co (Class A)	102,931
1,021		Rockwood Holdings, Inc	75,962
838		Royal Gold, Inc	52,476
1,667		RPM International, Inc	69,747
362	*	RTI International Metals, Inc	10,056
246		Schnitzer Steel Industries, Inc (Class A)	7,097
442		Schweitzer-Mauduit International, Inc	18,825
701		Scotts Miracle-Gro Co (Class A)	42,957

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,568		Sealed Air Corp	$84,410
694		Sensient Technologies Corp	39,149
1,259		Sherwin-Williams Co	248,187
1,656		Sigma-Aldrich Corp	154,637
581		Silgan Holdings, Inc	28,771
1,370		Sonoco Products Co	56,197
2,137		Southern Copper Corp (NY)	62,208
2,782		Steel Dynamics, Inc	49,492
291		Stepan Co	18,787
1,755	*	Stillwater Mining Co	25,992
798	*	SunCoke Energy, Inc	18,226
1,028	*	Tahoe Resources, Inc	21,742
209	*	Taminco Corp	4,391
298	*	Texas Industries, Inc	26,707
508		Tredegar Corp	11,689
70	*	UFP Technologies, Inc	1,705
30		United States Lime & Minerals, Inc	1,689
1,888	e	United States Steel Corp	52,128
72	*	Universal Stainless & Alloy	2,431
179	*	US Concrete, Inc	4,207
562	e	US Silica Holdings Inc	21,452
1,192		Valspar Corp	85,967
1,685		Vulcan Materials Co	111,968
952	e	Walter Energy, Inc	7,197
784		Wausau Paper Corp	9,980
546		Westlake Chemical Corp	36,134
735		Worthington Industries, Inc	28,114
995	*	WR Grace & Co	98,674
260		Zep, Inc	4,602

		TOTAL MATERIALS	11,060,860

MEDIA - 3.7%
790	*	AMC Networks, Inc	57,741
60		Beasley Broadcasting Group, Inc	546
3,439	e	Cablevision Systems Corp (Class A)	58,016
409	*	Carmike Cinemas, Inc	12,213
8,200		CBS Corp (Class B)	506,760
1,543	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	4,536
857	*	Charter Communications, Inc	105,582
1,721		Cinemark Holdings, Inc	49,926
400		Clear Channel Outdoor Holdings, Inc (Class A)	3,644
35,907		Comcast Corp (Class A)	1,796,068
1,524	*	Crown Media Holdings, Inc (Class A)	5,852
2,220	*	Cumulus Media, Inc (Class A)	15,340
46	*	Daily Journal Corp	7,957
219	*,e	Dex Media, Inc	2,015
6,849	*	DIRECTV	523,401
3,354	*	Discovery Communications, Inc (Class A)	277,376
2,710		DISH Network Corp (Class A)	168,589
943	*,e	DreamWorks Animation SKG, Inc (Class A)	25,037
285	*	Entercom Communications Corp (Class A)	2,870
1,561		Entravision Communications Corp (Class A)	10,459
354	*	EW Scripps Co (Class A)	6,273
3,009		Gannett Co, Inc	83,048
137	*,e	Global Sources Ltd	1,227
1,896	*	Gray Television, Inc	19,662
700		Harte-Hanks, Inc	6,188
5,693		Interpublic Group of Cos, Inc	97,578
596		John Wiley & Sons, Inc (Class A)	34,353
949	*	Journal Communications, Inc (Class A)	8,408
1,122	*	Lamar Advertising Co (Class A)	57,211
5,401	*	Liberty Global plc	219,875
5,401	*	Liberty Global plc (Class A)	224,682
1,324	*	Liberty Media Corp	173,087
1,303	e	Lions Gate Entertainment Corp	34,829
1,699	*	Live Nation, Inc	36,953
292		Loral Space & Communications, Inc	20,653
800	*	Madison Square Garden, Inc	45,424
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,083
2,225	*,e	McClatchy Co (Class A)	14,284
3,781		McGraw-Hill Cos, Inc	288,490

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

475		MDC Partners, Inc	$10,839
269	*,e	Media General, Inc (Class A)	4,942
426		Meredith Corp	19,779
416		Morningstar, Inc	32,872
760		National CineMedia, Inc	11,400
1,565		New York Times Co (Class A)	26,793
6,516	*	News Corp	112,206
558		Nexstar Broadcasting Group, Inc (Class A)	20,936
3,604		Omnicom Group, Inc	261,650
120	*,e	ReachLocal, Inc	1,182
210	*	Reading International, Inc	1,539
1,342	e	Regal Entertainment Group (Class A)	25,069
114	*	Rentrak Corp	6,872
142		Saga Communications, Inc	7,056
130		Salem Communications	1,299
365		Scholastic Corp	12,585
1,437		Scripps Networks Interactive (Class A)	109,083
899		Sinclair Broadcast Group, Inc (Class A)	24,354
40,787		Sirius XM Holdings, Inc	130,518
300	*	Sizmek, Inc	3,189
1,521	*	Starz-Liberty Capital	49,098
4,900	e	Thomson Corp	167,580
3,943		Time Warner Cable, Inc	540,901
12,804		Time Warner, Inc	836,485
26,854		Twenty-First Century Fox, Inc	858,522
6,208		Viacom, Inc (Class B)	527,618
24,712		Walt Disney Co	1,978,690
251	e	World Wrestling Entertainment, Inc (Class A)	7,249

		TOTAL MEDIA	10,797,542

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
21,820		AbbVie, Inc	1,121,548
923	*	Acadia Pharmaceuticals, Inc	22,457
142	*,e	Acceleron Pharma, Inc	4,899
1,268	*,e	Achillion Pharmaceuticals, Inc	4,172
533	*	Acorda Therapeutics, Inc	20,206
2,434	*	Actavis plc	501,039
373	*	Aegerion Pharmaceuticals, Inc	17,203
766	*,e	Affymetrix, Inc	5,462
4,791		Agilent Technologies, Inc	267,913
973	*,e	Akorn, Inc	21,406
309	*,e	Albany Molecular Research, Inc	5,744
2,691	*	Alexion Pharmaceuticals, Inc	409,382
1,659	*	Alkermes plc	73,145
4,158		Allergan, Inc	516,008
820	*	Alnylam Pharmaceuticals, Inc	55,055
252	*	AMAG Pharmaceuticals, Inc	4,876
10,445		Amgen, Inc	1,288,286
380	*,e	Amicus Therapeutics, Inc	787
250	*,e	Ampio Pharmaceuticals, Inc	1,587
360	*	Anacor Pharmaceuticals, Inc	7,204
3,077	*,e	Arena Pharmaceuticals, Inc	19,385
3,120	*,e	Ariad Pharmaceuticals, Inc	25,147
744	*	Arqule, Inc	1,525
1,535	*	Array Biopharma, Inc	7,214
567	*,e	Auxilium Pharmaceuticals, Inc	15,411
3,581	*	AVANIR Pharmaceuticals, Inc	13,142
489	*	AVEO Pharmaceuticals, Inc	731
270	*,e	BioDelivery Sciences International, Inc	2,279
3,266	*	Biogen Idec, Inc	998,971
1,970	*	BioMarin Pharmaceuticals, Inc	134,374
389	*	Bio-Rad Laboratories, Inc (Class A)	49,839
252	*,e	Biotime, Inc	829
22,746		Bristol-Myers Squibb Co	1,181,655
1,435	*	Bruker BioSciences Corp	32,704
396	*	Cambrex Corp	7,473
5,808	*	Celgene Corp	810,797
1,800	*,e	Cell Therapeutics, Inc	6,120
1,333	*,e	Celldex Therapeutics, Inc	23,554
835	*,e	Cepheid, Inc	43,069
716	*	Charles River Laboratories International, Inc	43,203

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,602	*,e	Chelsea Therapeutics International, Inc	$8,843
316	*,e	ChemoCentryx, Inc	2,095
115	*	Chimerix, Inc	2,627
250	*	Clovis Oncology, Inc	17,317
492	*,e	Corcept Therapeutics, Inc	2,145
170	*,e	Coronado Biosciences, Inc	337
746	*	Covance, Inc	77,509
857	*	Cubist Pharmaceuticals, Inc	62,690
754	*,e	Curis, Inc	2,126
327	*,e	Cytokinetics, Inc	3,106
335	*,e	Cytori Therapeutics, Inc	904
2,347	*,e	Dendreon Corp	7,018
567	*	Depomed, Inc	8,221
2,036	*	Dyax Corp	18,283
2,418	*,e	Dynavax Technologies Corp	4,352
13,764		Eli Lilly & Co	810,149
553	*	Emergent Biosolutions, Inc	13,974
1,840	*	Endo International plc	126,316
379	*	Endocyte, Inc	9,024
551		Enzon Pharmaceuticals, Inc	568
718	*,e	Exact Sciences Corp	10,174
2,025	*,e	Exelixis, Inc	7,169
259	*	Fluidigm Corp	11,414
3,764	*	Forest Laboratories, Inc	347,304
104	*	Furiex Pharmaceuticals Inc	9,048
1,383	*,e	Galena Biopharma, Inc	3,458
270	*,e	Genomic Health, Inc	7,112
1,585	*,e	Geron Corp	3,297
21,133	*	Gilead Sciences, Inc	1,497,484
1,148	*	Halozyme Therapeutics, Inc	14,580
72	*	Harvard Apparatus Regenerative Technology, Inc	653
290	*	Harvard Bioscience, Inc	1,375
118		Hi-Tech Pharmacal Co, Inc	5,113
697	*,e	Horizon Pharma, Inc	10,539
2,169	*	Hospira, Inc	93,809
115	*,e	Hyperion Therapeutics, Inc	2,967
1,941	*,e	Idenix Pharmaceuticals, Inc	11,704
1,721	*,e	Illumina, Inc	255,844
977	*,e	Immunogen, Inc	14,587
1,809	*,e	Immunomedics, Inc	7,616
854	*	Impax Laboratories, Inc	22,563
1,345	*	Incyte Corp	71,984
629	*	Infinity Pharmaceuticals, Inc	7,479
367	*	Insmed, Inc	6,988
144	*,e	Insys Therapeutics, Inc	5,966
114	*	Intercept Pharmaceuticals, Inc	37,596
1,288	*	InterMune, Inc	43,109
1,888	*	Ironwood Pharmaceuticals, Inc	23,260
1,480	*,e	Isis Pharmaceuticals, Inc	63,951
681	*	Jazz Pharmaceuticals plc	94,441
38,828		Johnson & Johnson	3,814,075
180	*,e	Karyopharm Therapeutics, Inc	5,560
1,264	*,e	Keryx Biopharmaceuticals, Inc	21,539
343	*,e	KYTHERA Biopharmaceuticals, Inc	13,638
253	*	Lannett Co, Inc	9,037
5,255	*	Lexicon Pharmaceuticals, Inc	9,091
230	*	Ligand Pharmaceuticals, Inc (Class B)	15,470
588	*	Luminex Corp	10,649
780	*	Mallinckrodt plc	49,460
1,780	*,e	MannKind Corp	7,156
828	*	Medicines Co	23,532
983	*	Medivation, Inc	63,276
41,617		Merck & Co, Inc	2,362,597
1,198	*,e	Merrimack Pharmaceuticals, Inc	6,038
470	*	Mettler-Toledo International, Inc	110,770
1,119	*,e	MiMedx Group, Inc	6,859
571	*	Momenta Pharmaceuticals, Inc	6,652
5,049	*	Mylan Laboratories, Inc	246,543
1,132	*,e	Myriad Genetics, Inc	38,703
1,084	*,e	Navidea Biopharmceuticals, Inc	2,005
1,670	*	Nektar Therapeutics	20,240

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

851	*	Neurocrine Biosciences, Inc	$13,701
164	*,e	NewLink Genetics Corp	4,658
2,515	*,e	Novavax, Inc	11,393
1,471	*	NPS Pharmaceuticals, Inc	44,027
291	*,e	Omeros Corp	3,512
120	*	OncoGenex Pharmaceutical, Inc	1,411
2,803	*,e	Opko Health, Inc	26,124
1,247	*,e	Orexigen Therapeutics, Inc	8,106
170	*,e	Osiris Therapeutics, Inc	2,232
424	*	Pacific Biosciences of California, Inc	2,268
506	*	Pacira Pharmaceuticals, Inc	35,415
762	*	Parexel International Corp	41,217
1,837	e	PDL BioPharma, Inc	15,265
1,810	*,e	Peregrine Pharmaceuticals, Inc	3,439
1,408		PerkinElmer, Inc	63,444
1,784		Perrigo Co plc	275,913
91,999		Pfizer, Inc	2,955,008
796	*	Pharmacyclics, Inc	79,775
131	*	Portola Pharmaceuticals, Inc	3,393
322		Pozen, Inc	2,576
621	*	Prestige Brands Holdings, Inc	16,922
300	*	Progenics Pharmaceuticals, Inc	1,227
193	*	Prothena Corp plc	7,394
230	*,e	PTC Therapeutics, Inc	6,012
292	*	Puma Biotechnology, Inc	30,409
3,176	*	Qiagen NV (NASDAQ)	66,982
698		Questcor Pharmaceuticals, Inc	45,321
343	*	Quintiles Transnational Holdings, Inc	17,414
716	*,e	Raptor Pharmaceutical Corp	7,160
140	*	Receptos, Inc	5,872
1,102	*	Regeneron Pharmaceuticals, Inc	330,909
390	*	Repligen Corp	5,015
190	*,e	Repros Therapeutics, Inc	3,371
854	*	Rigel Pharmaceuticals, Inc	3,314
214	*	Sagent Pharmaceuticals	5,001
805	*	Salix Pharmaceuticals Ltd	83,406
835	*,e	Sangamo Biosciences, Inc	15,097
680	*,e	Sarepta Therapeutics, Inc	16,340
716	*	Sciclone Pharmaceuticals, Inc	3,258
1,317	*,e	Seattle Genetics, Inc	60,003
1,228	*,e	Sequenom, Inc	3,009
310	*,e	SIGA Technologies, Inc	961
823	e	Spectrum Pharmaceuticals, Inc	6,452
119	*,e	Stemline Therapeutics, Inc	2,423
1,007	*,e	Sunesis Pharmaceuticals, Inc	6,656
40	*,e	Supernus Pharmaceuticals, Inc	358
222	*	Synageva BioPharma Corp	18,419
1,430	*,e	Synergy Pharmaceuticals, Inc	7,593
271	*,e	Synta Pharmaceuticals Corp	1,168
286	*	Targacept, Inc	1,359
554		Techne Corp	47,295
173	*	TESARO, Inc	5,100
2,671	*,e	TherapeuticsMD, Inc	16,854
959	*,e	Theravance, Inc	29,671
5,280		Thermo Electron Corp	634,867
582	*,e	Threshold Pharmaceuticals, Inc	2,770
657	*	United Therapeutics Corp	61,778
317	*	Vanda Pharmaceuticals, Inc	5,151
182	*,e	Verastem, Inc	1,964
3,177	*	Vertex Pharmaceuticals, Inc	224,677
423	*,e	Vical, Inc	546
1,259	*,e	Vivus, Inc	7,478
1,259	*	Waters Corp	136,488
288	*	Xenoport, Inc	1,489
1,768	*	XOMA Corp	9,211
599	*,e	ZIOPHARM Oncology, Inc	2,743
6,848		Zoetis Inc	198,181
1,610	*,e	Zogenix, Inc	4,580

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	24,241,424

REAL ESTATE - 3.4%
719		Acadia Realty Trust	18,967
370		AG Mortgage Investment Trust	6,479

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

171		Agree Realty Corp	$5,200
519		Alexander & Baldwin, Inc	22,089
24		Alexander’s, Inc	8,664
1,086		Alexandria Real Estate Equities, Inc	78,800
579		Altisource Residential Corp	18,273
393		American Assets Trust, Inc	13,260
1,376		American Campus Communities, Inc	51,394
5,197		American Capital Agency Corp	111,684
836		American Capital Mortgage, Inc	15,692
783		American Homes 4 Rent	13,084
6,826		American Realty Capital Properties, Inc	95,701
177	*	American Residential Properties, Inc	3,182
5,538		American Tower Corp	453,396
207		AmREIT, Inc (Class B)	3,430
12,431		Annaly Capital Management, Inc	136,368
1,733		Anworth Mortgage Asset Corp	8,596
1,892		Apartment Investment & Management Co (Class A)	57,176
433		Apollo Commercial Real Estate Finance, Inc	7,201
100		Ares Commercial Real Estate Corp	1,341
244		Armada Hoffler Properties, Inc	2,450
4,902	*	ARMOUR Residential REIT, Inc	20,196
252		Ashford Hospitality Prime, Inc	3,810
1,263		Ashford Hospitality Trust, Inc	14,234
672		Associated Estates Realty Corp	11,384
110	*	AV Homes, Inc	1,990
1,789		AvalonBay Communities, Inc	234,931
152		Aviv REIT, Inc	3,716
2,448		BioMed Realty Trust, Inc	50,160
2,116		Boston Properties, Inc	242,345
2,048		Brandywine Realty Trust	29,614
1,096		BRE Properties, Inc (Class A)	68,807
678		Brixmor Property Group, Inc	14,462
1,079		Camden Property Trust	72,660
1,317		Campus Crest Communities, Inc	11,432
1,194		Capstead Mortgage Corp	15,116
2,043		CBL & Associates Properties, Inc	36,263
4,068	*	CBRE Group, Inc	111,585
1,018		Cedar Shopping Centers, Inc	6,220
3,262		Chambers Street Properties	25,346
105		Chatham Lodging Trust	2,123
691		Chesapeake Lodging Trust	17,779
13,015		Chimera Investment Corp	39,826
844		Colony Financial, Inc	18,526
77		Consolidated-Tomoka Land Co	3,102
238		Coresite Realty	7,378
1,194		Corporate Office Properties Trust	31,808
2,382		Cousins Properties, Inc	27,322
4,711		Crown Castle International Corp	347,578
1,746		CubeSmart	29,961
254		CyrusOne, Inc	5,291
2,264		CYS Investments, Inc	18,701
3,999		DCT Industrial Trust, Inc	31,512
4,313		DDR Corp	71,078
2,598		DiamondRock Hospitality Co	30,526
1,851		Digital Realty Trust, Inc	98,251
1,862		Douglas Emmett, Inc	50,535
4,573		Duke Realty Corp	77,192
734		DuPont Fabros Technology, Inc	17,667
1,055		Dynex Capital, Inc	9,442
361		EastGroup Properties, Inc	22,710
1,317		Education Realty Trust, Inc	12,999
1,127		Empire State Realty Trust, Inc	17,029
730		Entertainment Properties Trust	38,975
1,120		Equity Lifestyle Properties, Inc	45,528
693		Equity One, Inc	15,482
4,981		Equity Residential	288,848
536		Essex Property Trust, Inc	91,147
629		Excel Trust, Inc	7,976
1,582		Extra Space Storage, Inc	76,743
920		Federal Realty Investment Trust	105,542
2,088	*	FelCor Lodging Trust, Inc	18,876

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,406		First Industrial Realty Trust, Inc	$27,164
627		First Potomac Realty Trust	8,101
2,072	*	Forest City Enterprises, Inc (Class A)	39,575
498	*	Forestar Real Estate Group, Inc	8,864
1,181		Franklin Street Properties Corp	14,881
1,329		Gaming and Leisure Properties, Inc	48,455
8,390		General Growth Properties, Inc	184,580
404		Getty Realty Corp	7,632
579		Gladstone Commercial Corp	10,040
1,772		Glimcher Realty Trust	17,773
625		Government Properties Income Trust	15,750
580		Gramercy Property Trust, Inc	2,993
1,296		Hatteras Financial Corp	24,430
5,927		HCP, Inc	229,908
4,099		Health Care REIT, Inc	244,300
1,183		Healthcare Realty Trust, Inc	28,569
1,456		Healthcare Trust of America, Inc	16,584
3,082		Hersha Hospitality Trust	17,968
1,279		Highwoods Properties, Inc	49,126
804		Home Properties, Inc	48,336
1,837		Hospitality Properties Trust	52,759
10,666		Host Marriott Corp	215,880
519	*	Howard Hughes Corp	74,066
2,047		HRPT Properties Trust	53,836
467		Hudson Pacific Properties	10,774
1,113		Inland Real Estate Corp	11,742
1,779		Invesco Mortgage Capital, Inc	29,300
1,317		Investors Real Estate Trust	11,827
1,264	*	iStar Financial, Inc	18,657
174	*	JAVELIN Mortgage Investment Corp	2,333
578		Jones Lang LaSalle, Inc	68,493
741		Kennedy-Wilson Holdings, Inc	16,680
1,156		Kilroy Realty Corp	67,718
5,886		Kimco Realty Corp	128,786
1,214		Kite Realty Group Trust	7,284
1,327		LaSalle Hotel Properties	41,548
2,617		Lexington Corporate Properties Trust	28,551
1,824		Liberty Property Trust	67,415
458		LTC Properties, Inc	17,235
1,839		Macerich Co	114,625
1,118		Mack-Cali Realty Corp	23,243
1,859		Medical Properties Trust, Inc	23,777
4,747		MFA Mortgage Investments, Inc	36,789
1,004		Mid-America Apartment Communities, Inc	68,543
516		Monmouth Real Estate Investment Corp (Class A)	4,923
417		National Health Investors, Inc	25,212
1,610		National Retail Properties, Inc	55,255
5,224		New Residential Investment Corp	33,799
939		New York Mortgage Trust, Inc	7,305
3,963		NorthStar Realty Finance Corp	63,963
1,749		Omega Healthcare Investors, Inc	58,626
498		One Liberty Properties, Inc	10,617
725		Parkway Properties, Inc	13,231
843		Pebblebrook Hotel Trust	28,468
892		Pennsylvania Real Estate Investment Trust	16,101
1,022		Pennymac Mortgage Investment Trust	24,426
2,149		Piedmont Office Realty Trust, Inc	36,855
2,300		Plum Creek Timber Co, Inc	96,692
745		Post Properties, Inc	36,579
481		Potlatch Corp	18,610
6,972		Prologis, Inc	284,667
235		PS Business Parks, Inc	19,651
2,058		Public Storage, Inc	346,752
1,095		RAIT Investment Trust	9,297
838		Ramco-Gershenson Properties	13,659
1,780		Rayonier, Inc	81,720
1,827	*	Realogy Holdings Corp	79,383
3,064		Realty Income Corp	125,195
1,075		Redwood Trust, Inc	21,801
1,287		Regency Centers Corp	65,714
1,691		Resource Capital Corp	9,419
1,198		Retail Opportunities Investment Corp	17,898

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,665		Retail Properties of America, Inc	$22,544
1,620		RLJ Lodging Trust	43,319
262		Rouse Properties, Inc	4,517
580		Ryman Hospitality Properties	24,662
539		Sabra Healthcare REIT, Inc	15,033
133		Saul Centers, Inc	6,299
292		Select Income REIT	8,839
2,500		Senior Housing Properties Trust	56,175
454		Silver Bay Realty Trust Corp	7,046
4,294		Simon Property Group, Inc	704,216
1,298		SL Green Realty Corp	130,605
413		Sovran Self Storage, Inc	30,335
5,445		Spirit Realty Capital, Inc	59,786
810	*,e	St. Joe Co	15,592
534		STAG Industrial, Inc	12,869
2,671		Starwood Property Trust, Inc	63,009
534	*	Starwood Waypoint Residential Trust	15,374
2,727	*	Strategic Hotels & Resorts, Inc	27,788
2,233		Summit Hotel Properties, Inc	20,722
493		Sun Communities, Inc	22,229
2,146		Sunstone Hotel Investors, Inc	29,465
1,271		Tanger Factory Outlet Centers, Inc	44,485
914		Taubman Centers, Inc	64,702
156	*	Tejon Ranch Co	5,277
247		Terreno Realty Corp	4,671
4,797		Two Harbors Investment Corp	49,169
3,535		UDR, Inc	91,309
120		UMH Properties, Inc	1,174
200		Universal Health Realty Income Trust	8,448
447		Urstadt Biddle Properties, Inc (Class A)	9,235
3,846		Ventas, Inc	232,952
2,584		Vornado Realty Trust	254,679
820		Washington Real Estate Investment Trust	19,582
1,598		Weingarten Realty Investors	47,940
351		Western Asset Mortgage Capital Corp	5,490
8,230		Weyerhaeuser Co	241,550
550		Whitestone REIT	7,942
242		Winthrop Realty Trust	2,805
754		WP Carey, Inc	45,293

		TOTAL REAL ESTATE	10,083,986

RETAILING - 4.2%
1,152	*	1-800-FLOWERS.COM, Inc (Class A)	6,486
998		Aaron’s, Inc	30,180
1,026	e	Abercrombie & Fitch Co (Class A)	39,501
1,033		Advance Auto Parts, Inc	130,674
1,127	*,e	Aeropostale, Inc	5,658
5,079	*	Amazon.com, Inc	1,709,185
2,498		American Eagle Outfitters, Inc	30,576
122	*	America’s Car-Mart, Inc	4,480
867	*	Ann Taylor Stores Corp	35,963
510	*	Asbury Automotive Group, Inc	28,208
2,042	*	Ascena Retail Group, Inc	35,286
673	*	Audiovox Corp (Class A)	9,207
667	*	Autonation, Inc	35,504
489	*	AutoZone, Inc	262,642
477	*	Barnes & Noble, Inc	9,969
380		Bebe Stores, Inc	2,326
2,867	*	Bed Bath & Beyond, Inc	197,250
3,698		Best Buy Co, Inc	97,664
334		Big 5 Sporting Goods Corp	5,361
766	*	Big Lots, Inc	29,008
158	*	Blue Nile, Inc	5,498
1,372	*,e	Body Central Corp	1,468
359	e	Bon-Ton Stores, Inc	3,942
657		Brown Shoe Co, Inc	17,437
408	e	Buckle, Inc	18,686
617	*,e	Cabela’s, Inc	40,420
3,073	*	Carmax, Inc	143,816
525		Cato Corp (Class A)	14,196

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,122		Chico’s FAS, Inc	$34,016
335		Children’s Place Retail Stores, Inc	16,686
469	*	Christopher & Banks Corp	3,100
243	*	Citi Trends, Inc	3,958
319	*,e	Conn’s, Inc	12,393
138	*,e	Container Store Group, Inc	4,685
190		Core-Mark Holding Co, Inc	13,794
798		CST Brands, Inc	24,930
264		Destination Maternity Corp	7,234
514	*	Destination XL Group, Inc	2,899
1,304		Dick’s Sporting Goods, Inc	71,211
374		Dillard’s, Inc (Class A)	34,558
4,480	*	Dollar General Corp	248,550
2,944	*	Dollar Tree, Inc	153,618
930		DSW, Inc (Class A)	33,350
1,583		Expedia, Inc	114,767
1,135	*	Express Parent LLC	18,024
1,404		Family Dollar Stores, Inc	81,446
681		Finish Line, Inc (Class A)	18,448
430	*	Five Below, Inc	18,266
1,926		Foot Locker, Inc	90,483
580	*	Francesca’s Holdings Corp	10,521
480		Fred’s, Inc (Class A)	8,645
211	*	FTD Cos, Inc	6,712
1,560	e	GameStop Corp (Class A)	64,116
3,850		Gap, Inc	154,231
311	*	Genesco, Inc	23,191
2,165		Genuine Parts Co	188,030
1,273		GNC Holdings, Inc	56,037
683		Gordmans Stores, Inc	3,729
300		Group 1 Automotive, Inc	19,698
5,505	*,e	Groupon, Inc	43,159
822		Guess?, Inc	22,687
323		Haverty Furniture Cos, Inc	9,593
176	*,e	HHgregg, Inc	1,691
335	*,e	Hibbett Sports, Inc	17,715
20,234		Home Depot, Inc	1,601,116
739	*	HomeAway, Inc	27,838
475		HSN, Inc	28,372
3,202	*,e	JC Penney Co, Inc	27,601
349	*	JOS A Bank Clothiers, Inc	22,441
145	*	Kirkland’s, Inc	2,681
3,060		Kohl’s Corp	173,808
3,288		L Brands, Inc	186,660
7,017	*	Liberty Interactive Corp	202,581
490	*	Liberty Ventures	63,862
291		Lithia Motors, Inc (Class A)	19,340
3,907	*	LKQ Corp	102,949
14,456		Lowe’s Companies, Inc	706,898
351	*	Lumber Liquidators, Inc	32,924
5,252		Macy’s, Inc	311,391
257	*	MarineMax, Inc	3,904
249	*,e	Mattress Firm Holding Corp	11,910
661		Men’s Wearhouse, Inc	32,376
412		Monro Muffler, Inc	23,435
630	*	Murphy USA, Inc	25,572
699	*	NetFlix, Inc	246,069
512	*	New York & Co, Inc	2,248
1,902		Nordstrom, Inc	118,780
414		Nutri/System, Inc	6,239
6,590	*	Office Depot, Inc	27,217
482	*	Orbitz Worldwide, Inc	3,779
1,515	*	O’Reilly Automotive, Inc	224,811
397	*,e	Outerwall, Inc	28,782
176	*,e	Overstock.com, Inc	3,467
1,372	*	Pacific Sunwear Of California, Inc	4,075
688		Penske Auto Group, Inc	29,419
614	*	PEP Boys—Manny Moe & Jack	7,810
278	e	PetMed Express, Inc	3,728
1,451	e	Petsmart, Inc	99,959
1,228		Pier 1 Imports, Inc	23,185
711	*	Priceline.com, Inc	847,434

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,485	*,e	RadioShack Corp	$3,148
793		Rent-A-Center, Inc	21,094
232	*	Restoration Hardware Holdings, Inc	17,073
190	*	RetailMeNot, Inc	6,080
2,876		Ross Stores, Inc	205,778
2,169	*	Sally Beauty Holdings, Inc	59,431
567	*,e	Sears Holdings Corp	27,080
159	*	Sears Hometown and Outlet Stores, Inc	3,760
1,046	*	Select Comfort Corp	18,912
326		Shoe Carnival, Inc	7,511
497	*,e	Shutterfly, Inc	21,212
1,178		Signet Jewelers Ltd	124,703
481		Sonic Automotive, Inc (Class A)	10,813
411		Stage Stores, Inc	10,049
8,991	e	Staples, Inc	101,958
524		Stein Mart, Inc	7,341
151		Systemax, Inc	2,251
8,847		Target Corp	535,332
1,464		Tiffany & Co	126,124
239	*,e	Tile Shop Holdings, Inc	3,693
120	*	Tilly’s, Inc	1,404
9,674		TJX Companies, Inc	586,728
1,832		Tractor Supply Co	129,394
1,609	*	TripAdvisor, Inc	145,759
567	*	Tuesday Morning Corp	8,023
864	*	Ulta Salon Cosmetics & Fragrance, Inc	84,223
1,468	*	Urban Outfitters, Inc	53,538
512	*	Valuevision International, Inc (Class A)	2,488
280	*	Vitacost.com, Inc	1,985
425	*	Vitamin Shoppe, Inc	20,196
178	*	West Marine, Inc	2,024
1,045	*,e	Wet Seal, Inc (Class A)	1,379
524	*	WEX, Inc	49,806
1,247		Williams-Sonoma, Inc	83,100
783	*	Zale Corp	16,373
181	*,e	zulily, Inc	9,084
245	*	Zumiez, Inc	5,939

		TOTAL RETAILING	12,386,209

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
504	*	Advanced Energy Industries, Inc	12,348
10,309	*,e	Advanced Micro Devices, Inc	41,339
183	*	Alpha & Omega Semiconductor Ltd	1,347
4,196		Altera Corp	152,063
239	*,e	Ambarella, Inc	6,384
1,245	*,e	Amkor Technology, Inc	8,541
891	*	Anadigics, Inc	1,515
4,442		Analog Devices, Inc	236,048
16,573		Applied Materials, Inc	338,421
891	*	Applied Micro Circuits Corp	8,821
5,710	*	Atmel Corp	47,736
395	*	ATMI, Inc	13,434
3,428		Avago Technologies Ltd	220,797
4,761	*	Axcelis Technologies, Inc	10,236
8,083		Broadcom Corp (Class A)	254,453
831		Brooks Automation, Inc	9,083
285	*	Cabot Microelectronics Corp	12,540
664	*	Cavium Networks, Inc	29,037
234	*	Ceva, Inc	4,109
821	*,e	Cirrus Logic, Inc	16,313
280		Cohu, Inc	3,007
1,547	*	Cree, Inc	87,498
2,072	e	Cypress Semiconductor Corp	21,279
395	*	Diodes, Inc	10,317
289	*	DSP Group, Inc	2,497
1,676	*	Entegris, Inc	20,296
903	*	Entropic Communications, Inc	3,693
520	*	Exar Corp	6,214
1,829	*	Fairchild Semiconductor International, Inc	25,222
1,005	*	First Solar, Inc	70,139
593	*	Formfactor, Inc	3,789

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

740	*,e	Freescale Semiconductor Holdings Ltd	$18,063
234	*	GSI Technology, Inc	1,617
2,295	*,e	GT Solar International, Inc	39,130
459		Hittite Microwave Corp	28,935
252	*	Inphi Corp	4,055
1,945	*	Integrated Device Technology, Inc	23,787
306	*	Integrated Silicon Solution, Inc	4,758
68,802		Intel Corp	1,775,780
853	*	International Rectifier Corp	23,372
1,619		Intersil Corp (Class A)	20,917
257		IXYS Corp	2,917
2,306		Kla-Tencor Corp	159,437
800	*	Kopin Corp	3,024
2,143	*	Lam Research Corp	117,865
1,300	*	Lattice Semiconductor Corp	10,192
3,340		Linear Technology Corp	162,625
7,345		LSI Logic Corp	81,309
584	*	LTX-Credence Corp	5,203
80	*	MA-COM Technology Solutions	1,644
5,232		Marvell Technology Group Ltd	82,404
4,082		Maxim Integrated Products, Inc	135,196
87	*	MaxLinear, Inc	825
797		Micrel, Inc	8,831
2,750	e	Microchip Technology, Inc	131,340
14,318	*	Micron Technology, Inc	338,764
1,221	*	Microsemi Corp	30,562
698		MKS Instruments, Inc	20,863
666		Monolithic Power Systems, Inc	25,821
316	*,e	MoSys, Inc	1,435
214	*	Nanometrics, Inc	3,846
55	*	NVE Corp	3,137
7,587		Nvidia Corp	135,883
721	*	Omnivision Technologies, Inc	12,762
5,763	*	ON Semiconductor Corp	54,172
268	*	PDF Solutions, Inc	4,870
347	*	Peregrine Semiconductor Corp	2,099
304	*	Pericom Semiconductor Corp	2,380
666	*	Photronics, Inc	5,681
410	*	PLX Technology, Inc	2,481
2,763	*	PMC - Sierra, Inc	21,026
358		Power Integrations, Inc	23,549
1,317	*	Rambus, Inc	14,158
3,667	*	RF Micro Devices, Inc	28,896
149	*,e	Rubicon Technology, Inc	1,682
351	*	Rudolph Technologies, Inc	4,005
936	*	Semtech Corp	23,718
373	*	Sigma Designs, Inc	1,775
1,131	*	Silicon Image, Inc	7,804
618	*	Silicon Laboratories, Inc	32,291
2,712	*	Skyworks Solutions, Inc	101,754
622	*	Spansion, Inc	10,835
3,604	*	SunEdison, Inc	67,899
589	*,e	SunPower Corp	19,001
100		Supertex, Inc	3,298
2,565	*,e	Teradyne, Inc	51,018
605		Tessera Technologies, Inc	14,296
15,550		Texas Instruments, Inc	733,183
1,986	*	Triquint Semiconductor, Inc	26,593
267	*	Ultra Clean Holdings	3,511
367	*	Ultratech, Inc	10,713
512	*	Veeco Instruments, Inc	21,468
3,685		Xilinx, Inc	199,985

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,588,956

SOFTWARE & SERVICES - 10.0%
552	*	Accelrys, Inc	6,878
8,764		Accenture plc	698,666
503	*	ACI Worldwide, Inc	29,773
3,514		Activision Blizzard, Inc	71,826
620	*	Actuate Corp	3,732
1,008	*	Acxiom Corp	34,670

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,982	*	Adobe Systems, Inc	$458,997
374		Advent Software, Inc	10,981
2,499	*	Akamai Technologies, Inc	145,467
695	*	Alliance Data Systems Corp	189,353
2,269		Amdocs Ltd	105,418
276		American Software, Inc (Class A)	2,807
555	*,e	Angie’s List, Inc	6,760
1,454	*	Ansys, Inc	111,987
1,190		AOL, Inc	52,086
1,185	*	Aspen Technology, Inc	50,197
3,179	*	Autodesk, Inc	156,343
6,855		Automatic Data Processing, Inc	529,617
315	*	AVG Technologies NV	6,602
588	*	Bankrate, Inc	9,961
636	*	Bazaarvoice, Inc	4,643
538		Blackbaud, Inc	16,839
148	*,e	Blackhawk Network Holdings, Inc	3,610
540	*	Blucora, Inc	10,633
294		Booz Allen Hamilton Holding Co	6,468
421	*	Bottomline Technologies, Inc	14,798
357	*	Brightcove, Inc	3,509
1,649		Broadridge Financial Solutions, Inc	61,244
440	*	BroadSoft, Inc	11,761
4,568		CA, Inc	141,471
349	*	CACI International, Inc (Class A)	25,756
3,718	*	Cadence Design Systems, Inc	57,778
370	*	Callidus Software, Inc	4,632
531	*	Cardtronics, Inc	20,629
90		Cass Information Systems, Inc	4,640
834	*	Ciber, Inc	3,820
2,579	*	Citrix Systems, Inc	148,112
8,286	*	Cognizant Technology Solutions Corp (Class A)	419,354
610	*	Commvault Systems, Inc	39,619
2,128		Computer Sciences Corp	129,425
174		Computer Task Group, Inc	2,956
2,948		Compuware Corp	30,954
399	*	comScore, Inc	13,083
276	*	Comverse, Inc	9,544
611	*,e	Concur Technologies, Inc	60,532
342	*	Constant Contact, Inc	8,365
1,480		Convergys Corp	32,427
1,094	*,e	Conversant, Inc	30,796
530	*	Cornerstone OnDemand, Inc	25,371
374	*	CoStar Group, Inc	69,841
485		CSG Systems International, Inc	12,629
185	*	Datalink Corp	2,577
571	*	DealerTrack Holdings, Inc	28,087
379	*	Demand Media, Inc	1,838
210	*	Demandware, Inc	13,453
606	*	Dice Holdings, Inc	4,521
453	*	Digital River, Inc	7,896
85		DMRC Corp	2,669
483		DST Systems, Inc	45,784
190	*,e	E2open, Inc	4,478
1,405		EarthLink Holdings Corp	5,072
17,883	*	eBay, Inc	987,857
4,056	*	Electronic Arts, Inc	117,665
280	*,e	Ellie Mae, Inc	8,075
500	*,e	Endurance International Group Holdings, Inc	6,505
269	*	Envestnet, Inc	10,808
566	*	EPAM Systems, Inc	18,621
405		EPIQ Systems, Inc	5,520
51		ePlus, Inc	2,844
703	*	Equinix, Inc	129,943
589	*	Euronet Worldwide, Inc	24,496
388		EVERTEC, Inc	9,584
430	*	ExlService Holdings, Inc	13,291
23,412	*	Facebook, Inc	1,410,339
590	e	Factset Research Systems, Inc	63,608
557		Fair Isaac Corp	30,813
4,041		Fidelity National Information Services, Inc	215,991
263	*,e	FireEye, Inc	16,193

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,638	*	First American Corp	$49,206
3,656	*	Fiserv, Inc	207,259
986	*	FleetCor Technologies, Inc	113,489
215	*	FleetMatics Group plc	7,192
178		Forrester Research, Inc	6,381
1,660	*	Fortinet, Inc	36,570
1,309	*	Gartner, Inc	90,897
2,209		Genpact Ltd	38,481
299	*,m	Gerber Scientific, Inc	0
824	*	Global Cash Access, Inc	5,653
281	*	Global Eagle Entertainment, Inc	4,434
1,032		Global Payments, Inc	73,386
531	*,e	Glu Mobile, Inc	2,517
3,716	*	Google, Inc (Class A)	4,141,519
551	*	Guidewire Software, Inc	27,027
476		Hackett Group, Inc	2,846
451	e	Heartland Payment Systems, Inc	18,694
384	*	Higher One Holdings, Inc	2,776
1,028		IAC/InterActiveCorp	73,389
384	*	iGate Corp	12,111
266	*	Imperva, Inc	14,816
655	*	Infoblox, Inc	13,139
1,414	*	Informatica Corp	53,421
202	*	Interactive Intelligence, Inc	14,645
538	*	Internap Network Services Corp	3,809
13,605		International Business Machines Corp	2,618,827
4,263		Intuit, Inc	331,363
601	e	j2 Global, Inc	30,080
1,107		Jack Henry & Associates, Inc	61,726
522	*	Jive Software, Inc	4,181
298	*	Knot, Inc	3,022
1,274	e	Leidos Holdings, Inc	45,061
884	*	Limelight Networks, Inc	1,927
1,371	*	LinkedIn Corp	253,553
704	*	Lionbridge Technologies	4,724
325	*,e	Liquidity Services, Inc	8,466
697	*	Liveperson, Inc	8,413
252	*	LogMeIn, Inc	11,312
187	*	magicJack VocalTec Ltd	3,970
1,244	*	Manhattan Associates, Inc	43,577
292		Mantech International Corp (Class A)	8,588
206		Marchex, Inc (Class B)	2,165
16,030		Mastercard, Inc (Class A)	1,197,441
964		MAXIMUS, Inc	43,245
1,291		Mentor Graphics Corp	28,428
1,095	*	Micros Systems, Inc	57,958
115,474		Microsoft Corp	4,733,279
100	*	MicroStrategy, Inc (Class A)	11,539
461	*,e	Millennial Media, Inc	3,190
1,455	*,e	Mitek Systems, Inc	5,631
105	*	Model N, Inc	1,062
529	*	ModusLink Global Solutions, Inc	2,238
744	*	MoneyGram International, Inc	13,132
443		Monotype Imaging Holdings, Inc	13,352
1,800	*	Monster Worldwide, Inc	13,464
696	*	Move, Inc	8,046
467	*	Netscout Systems, Inc	17,550
458	*	NetSuite, Inc	43,432
874	*,e	NeuStar, Inc (Class A)	28,414
1,070		NIC, Inc	20,662
3,423	*,e	Nuance Communications, Inc	58,773
293	*,e	OpenTable, Inc	22,540
46,932		Oracle Corp	1,919,988
2,330	*	Pandora Media, Inc	70,646
4,510		Paychex, Inc	192,126
162		Pegasystems, Inc	5,722
320	*	Perficient, Inc	5,798
240	*	PRG-Schultz International, Inc	1,663
831	*	Progress Software Corp	18,116
282	*	Proofpoint, Inc	10,457
283	*	PROS Holdings, Inc	8,917

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,520	*	PTC, Inc	$53,854
43		QAD, Inc (Class A)	878
1,081	*	QLIK Technologies, Inc	28,744
201	*	Qualys, Inc	5,111
335	*	QuinStreet, Inc	2,224
1,702	*	Rackspace Hosting, Inc	55,860
299	*	RealNetworks, Inc	2,266
606	*,e	RealPage, Inc	11,005
2,731	*	Red Hat, Inc	144,688
127	*	Rosetta Stone, Inc	1,425
1,436	*	Rovi Corp	32,712
8,253	*	Salesforce.com, Inc	471,164
170		Sapiens International Corp NV	1,379
1,557	*	Sapient Corp	26,562
547		Science Applications International Corp	20,452
303	*	Sciquest, Inc	8,186
334	*	Seachange International, Inc	3,487
1,193	*	ServiceNow, Inc	71,485
634	*	ServiceSource International LLC	5,351
98	*,e	Shutterstock, Inc	7,116
860	*	SolarWinds, Inc	36,662
977		Solera Holdings, Inc	61,883
150	*,e	Spark Networks, Inc	784
1,556	*	Splunk, Inc	111,238
235	*	SPS Commerce, Inc	14,441
765	*	SS&C Technologies Holdings, Inc	30,615
192	*	Stamps.com, Inc	6,444
513	*	SupportSoft, Inc	1,308
460	*	Sykes Enterprises, Inc	9,140
9,764		Symantec Corp	194,987
328	*	Synchronoss Technologies, Inc	11,247
2,017	*	Synopsys, Inc	77,473
374	*	Syntel, Inc	33,623
402	*	TA Indigo Holding Corp	4,112
123	*	Tableau Software, Inc	9,358
925	*	Take-Two Interactive Software, Inc	20,285
383	*,e	Tangoe, Inc	7,120
205	*	TeleNav, Inc	1,222
455	*	TeleTech Holdings, Inc	11,152
2,396	*	Teradata Corp	117,859
2,110	*	TIBCO Software, Inc	42,875
1,671	*	TiVo, Inc	22,107
2,318		Total System Services, Inc	70,490
174	*	Travelzoo, Inc	3,985
360	*,e	Trulia, Inc	11,952
1,123	*,e	Twitter, Inc	52,410
432	*	Tyler Technologies, Inc	36,150
362	*	Ultimate Software Group, Inc	49,594
586	*	Unisys Corp	17,850
150		United Online, Inc	1,734
1,081	*	Unwired Planet, Inc	2,346
1,310	*	Vantiv, Inc	39,588
248	*	Vasco Data Security International	1,870
1,365	*	VeriFone Systems, Inc	46,164
691	*	Verint Systems, Inc	32,429
1,932	*,e	VeriSign, Inc	104,154
574	*,e	VirnetX Holding Corp	8,139
265	*	Virtusa Corp	8,880
7,202		Visa, Inc (Class A)	1,554,624
527	*	VistaPrint Ltd	25,939
1,286	*	VMware, Inc (Class A)	138,914
202	*	Vocus, Inc	2,693
852	*,e	Vringo, Inc	2,956
552	*,e	WebMD Health Corp (Class A)	22,853
552	*	Website Pros, Inc	18,785
7,919		Western Union Co	129,555
260	*	Wix.com Ltd	5,972
583	*	Workday, Inc	53,304
16,106		Xerox Corp	181,998
12,391	*	Yahoo!, Inc	444,837
485	*	Yelp, Inc	37,311
367	*,e	Zillow, Inc	32,333

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

743	*	Zix Corp	$3,076
7,662	*	Zynga, Inc	32,947

		TOTAL SOFTWARE & SERVICES	29,263,025

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
1,447	*,e	3D Systems Corp	85,590
806		Adtran, Inc	19,674
400	*	Agilysys, Inc	5,360
398	e	Alliance Fiber Optic Products, Inc	5,759
2,215		Amphenol Corp (Class A)	203,005
356		Anixter International, Inc	36,141
12,964		Apple, Inc	6,958,297
1,549	*	ARRIS Group, Inc	43,651
1,424	*	Arrow Electronics, Inc	84,529
1,423	*	Aruba Networks, Inc	26,681
80	*	Audience, Inc	1,000
1,830		Avnet, Inc	85,150
583		AVX Corp	7,684
245	*	AX Holding Corp	2,036
258		Badger Meter, Inc	14,216
100		Bel Fuse, Inc (Class B)	2,190
565		Belden CDT, Inc	39,324
750	*	Benchmark Electronics, Inc	16,987
226		Black Box Corp	5,501
5,865	*	Brocade Communications Systems, Inc	62,228
358	*	CalAmp Corp	9,977
469	*	Calix Networks, Inc	3,954
500	*	Checkpoint Systems, Inc	6,710
1,254	*	Ciena Corp	28,516
73,771		Cisco Systems, Inc	1,653,208
1,084		Cognex Corp	36,704
306		Coherent, Inc	19,997
570	*	CommScope Holding Co, Inc	14,068
330		Comtech Telecommunications Corp	10,514
19,765		Corning, Inc	411,507
518	*	Cray, Inc	19,332
409		CTS Corp	8,540
423		Daktronics, Inc	6,087
932		Diebold, Inc	37,177
400	*	Digi International, Inc	4,060
769	e	Dolby Laboratories, Inc (Class A)	34,220
196	*	DTS, Inc	3,873
485	*	EchoStar Corp (Class A)	23,067
248		Electro Rent Corp	4,362
300		Electro Scientific Industries, Inc	2,955
630	*	Electronics for Imaging, Inc	27,285
29,397		EMC Corp	805,772
1,000	*	Emulex Corp	7,390
1,016	*	Extreme Networks, Inc	5,893
1,045	*	F5 Networks, Inc	111,428
252	*	Fabrinet	5,234
215	*	FARO Technologies, Inc	11,395
574		FEI Co	59,133
1,138	*	Finisar Corp	30,168
1,943		Flir Systems, Inc	69,948
1,128	*,e	Fusion-io, Inc	11,867
327	*	GSI Group, Inc	4,271
1,150	*	Harmonic, Inc	8,211
1,483		Harris Corp	108,496
670	*	Harris Stratex Networks, Inc (Class A)	1,065
26,641		Hewlett-Packard Co	862,103
1,947	*	Hutchinson Technology, Inc	5,510
400	*	Imation Corp	2,308
289	*	Immersion Corp	3,049
1,519	*	Infinera Corp	13,793
2,058	*	Ingram Micro, Inc (Class A)	60,834
655	*	Insight Enterprises, Inc	16,447
564	e	InterDigital, Inc	18,674
750	*,e	InvenSense, Inc	17,752
407	e	IPG Photonics Corp	28,930
477	*	Itron, Inc	16,953

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

743	*	Ixia	$9,287
2,660		Jabil Circuit, Inc	47,880
3,054	*	JDS Uniphase Corp	42,756
7,406	*	Juniper Networks, Inc	190,779
1,680	*	Kemet Corp	9,761
1,122	*	Knowles Corp	35,422
172	*	KVH Industries, Inc	2,264
871		Lexmark International, Inc (Class A)	40,319
261		Littelfuse, Inc	24,440
315	*	Maxwell Technologies, Inc	4,070
187	*	Measurement Specialties, Inc	12,688
375	*	Mercury Computer Systems, Inc	4,954
30		Mesa Laboratories, Inc	2,707
657		Methode Electronics, Inc	20,144
3,325		Motorola, Inc	213,764
221		MTS Systems Corp	15,136
160	*	Multi-Fineline Electronix, Inc	2,048
1,200		National Instruments Corp	34,428
2,397	*	NCR Corp	87,610
290	*,e	Neonode, Inc	1,650
4,695		NetApp, Inc	173,246
454	*	Netgear, Inc	15,313
407	*	Newport Corp	8,417
252	*	Oplink Communications, Inc	4,526
252	*	OSI Systems, Inc	15,085
542	*	Palo Alto Networks, Inc	37,181
232		Park Electrochemical Corp	6,930
935	*,e	Parkervision, Inc	4,488
196		PC Connection, Inc	3,983
230		PC-Tel, Inc	2,008
554		Plantronics, Inc	24,625
511	*	Plexus Corp	20,476
2,192	*	Polycom, Inc	30,074
248	*,e	Procera Networks, Inc	2,577
1,437	*	QLogic Corp	18,322
23,796		Qualcomm, Inc	1,876,553
4,721	*,e	Quantum Corp	5,760
187	*	Radisys Corp	671
485	*	RealD, Inc	5,417
181		Richardson Electronics Ltd	1,948
2,138	*	Riverbed Technology, Inc	42,140
383	*	Rofin-Sinar Technologies, Inc	9,177
200	*	Rogers Corp	12,484
571	*	Ruckus Wireless, Inc	6,943
3,191		SanDisk Corp	259,077
958	*	Sanmina Corp	16,717
321	*	Scansource, Inc	13,087
495	*	ShoreTel, Inc	4,257
301	*	Silicon Graphics International Corp	3,696
3,028	*	Sonus Networks, Inc	10,204
483	*	Stratasys Ltd	51,241
258	*	Super Micro Computer, Inc	4,481
424	*,e	Synaptics, Inc	25,448
313	*	SYNNEX Corp	18,971
546	*	Tech Data Corp	33,284
70		Tessco Technologies, Inc	2,615
3,538	*	Trimble Navigation Ltd	137,522
971	*	TTM Technologies, Inc	8,205
166	e	Ubiquiti Networks, Inc	7,548
527	*,e	Universal Display Corp	16,817
529	*	Viasat, Inc	36,522
1,895		Vishay Intertechnology, Inc	28,198
161	*	Vishay Precision Group, Inc	2,798
662	*	Westell Technologies, Inc	2,443
2,772		Western Digital Corp	254,525
721	*	Zebra Technologies Corp (Class A)	50,045
198	*	Zygo Corp	3,008

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	16,478,900

TELECOMMUNICATION SERVICES - 2.2%
754	*	8x8, Inc	8,151
74,242		AT&T, Inc	2,603,667
105		Atlantic Tele-Network, Inc	6,922

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

201	*	Boingo Wireless, Inc	$1,363
277	*	Cbeyond Communications, Inc	2,008
8,675		CenturyTel, Inc	284,887
3,005	*	Cincinnati Bell, Inc	10,397
706		Cogent Communications Group, Inc	25,084
526	e	Consolidated Communications Holdings, Inc	10,525
269	*,e	Fairpoint Communications, Inc	3,658
13,108	e	Frontier Communications Corp	74,716
464	*	General Communication, Inc (Class A)	5,294
126	*	Hawaiian Telcom Holdco, Inc	3,590
170		HickoryTech Corp	2,174
164		IDT Corp (Class B)	2,732
686	*	inContact, Inc	6,586
391		Inteliquent, Inc	5,681
504	*	Intelsat S.A.	9,435
641	*,e	Iridium Communications, Inc	4,814
2,188	*	Level 3 Communications, Inc	85,638
181		Lumos Networks Corp	2,420
181	e	NTELOS Holdings Corp	2,443
430	*	Orbcomm, Inc	2,945
762	*	Premiere Global Services, Inc	9,190
1,798	*	SBA Communications Corp (Class A)	163,546
364		Shenandoah Telecom Co	11,754
12,219	*	Sprint Corp	112,293
82	*	Straight Path Communications, Inc	604
1,221		Telephone & Data Systems, Inc	32,002
2,606		T-Mobile US, Inc	86,076
420	*,e	Towerstream Corp	987
1,990	*	tw telecom inc (Class A)	62,207
200		US Cellular Corp	8,202
250		USA Mobility, Inc	4,543
56,849		Verizon Communications, Inc	2,704,307
1,236	*	Vonage Holdings Corp	5,278
7,924	e	Windstream Holdings, Inc	65,294

		TOTAL TELECOMMUNICATION SERVICES	6,431,413

TRANSPORTATION - 2.1%
776	*	Air Transport Services Group, Inc	6,092
1,055		Alaska Air Group, Inc	98,442
215		Allegiant Travel Co	24,065
100		Amerco, Inc	23,212
2,604	*	American Airlines Group, Inc	95,306
300		Arkansas Best Corp	11,085
331	*	Atlas Air Worldwide Holdings, Inc	11,674
1,415	*	Avis Budget Group, Inc	68,910
250	*	Celadon Group, Inc	6,010
2,175		CH Robinson Worldwide, Inc	113,948
795		Con-Way, Inc	32,659
502		Copa Holdings S.A. (Class A)	72,885
13,408		CSX Corp	388,430
11,596		Delta Air Lines, Inc	401,801
134	*	Echo Global Logistics, Inc	2,455
2,852		Expeditors International of Washington, Inc	113,025
4,186		FedEx Corp	554,896
548		Forward Air Corp	25,268
566	*	Genesee & Wyoming, Inc (Class A)	55,083
633	*,e	Hawaiian Holdings, Inc	8,837
666		Heartland Express, Inc	15,112
4,872	*	Hertz Global Holdings, Inc	129,790
500	*	Hub Group, Inc (Class A)	19,995
64		International Shipholding Corp	1,884
1,276		J.B. Hunt Transport Services, Inc	91,770
2,933	*,e	JetBlue Airways Corp	25,488
1,445		Kansas City Southern Industries, Inc	147,477
734	*	Kirby Corp	74,318
691		Knight Transportation, Inc	15,983
644		Landstar System, Inc	38,138
576		Marten Transport Ltd	12,396
519		Matson, Inc	12,814
4,231		Norfolk Southern Corp	411,126
931	*	Old Dominion Freight Line	52,825

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

443	*	Pacer International, Inc	$3,969
96	*	Park-Ohio Holdings Corp	5,390
48	*	Patriot Transportation Holding, Inc	1,730
772	*	Quality Distribution, Inc	10,028
908	*	Republic Airways Holdings, Inc	8,299
231	*	Roadrunner Transportation Services Holdings, Inc	5,830
655		Ryder System, Inc	52,348
358	*	Saia, Inc	13,679
692		Skywest, Inc	8,830
9,893		Southwest Airlines Co	233,574
1,033	*	Spirit Airlines, Inc	61,360
985	*	Swift Transportation Co, Inc	24,379
4,891	*	UAL Corp	218,285
6,488		Union Pacific Corp	1,217,538
10,084		United Parcel Service, Inc (Class B)	981,980
68		Universal Truckload Services, Inc	1,965
1,203		UTI Worldwide, Inc	12,740
511		Werner Enterprises, Inc	13,036
546	*	Wesco Aircraft Holdings, Inc	12,017
575	*,e	XPO Logistics, Inc	16,911
521	*,e	YRC Worldwide, Inc	11,723

		TOTAL TRANSPORTATION	6,078,810

UTILITIES - 3.0%
8,134		AES Corp	116,153
1,793		AGL Resources, Inc	87,785
597	e	Allete, Inc	31,295
1,575		Alliant Energy Corp	89,476
3,162		Ameren Corp	130,274
6,494		American Electric Power Co, Inc	328,986
893		American States Water Co	28,835
2,339		American Water Works Co, Inc	106,191
2,303		Aqua America, Inc	57,736
77		Artesian Resources Corp	1,729
1,866	e	Atlantic Power Corp	5,411
1,189		Atmos Energy Corp	56,038
912		Avista Corp	27,953
557		Black Hills Corp	32,111
1,228		California Water Service Group	29,398
5,138	*	Calpine Corp	107,436
5,553		Centerpoint Energy, Inc	131,551
107		Chesapeake Utilities Corp	6,758
937		Cleco Corp	47,393
3,466		CMS Energy Corp	101,484
98		Connecticut Water Service, Inc	3,349
4,013		Consolidated Edison, Inc	215,297
160		Consolidated Water Co, Inc	2,109
90		Delta Natural Gas Co, Inc	1,865
8,045		Dominion Resources, Inc	571,115
2,384		DTE Energy Co	177,107
9,923		Duke Energy Corp	706,716
2,031	*,e	Dynegy, Inc	50,653
4,461		Edison International	252,537
600		El Paso Electric Co	21,438
1,184		Empire District Electric Co	28,795
2,379		Entergy Corp	159,036
11,675		Exelon Corp	391,813
5,665		FirstEnergy Corp	192,780
780	*	Genie Energy Ltd	7,777
2,017		Great Plains Energy, Inc	54,540
1,618	e	Hawaiian Electric Industries, Inc	41,130
750		Idacorp, Inc	41,602
1,029		Integrys Energy Group, Inc	61,380
2,085		ITC Holdings Corp	77,875
584		Laclede Group, Inc	27,536
2,402		MDU Resources Group, Inc	82,413
840		MGE Energy, Inc	32,953
155		Middlesex Water Co	3,382
960		National Fuel Gas Co	67,238
646		New Jersey Resources Corp	32,171
5,693		NextEra Energy, Inc	544,365

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,022		NiSource, Inc	$142,902
4,344		Northeast Utilities	197,652
333	e	Northwest Natural Gas Co	14,655
691		NorthWestern Corp	32,774
4,229		NRG Energy, Inc	134,482
402	e	NRG Yield, Inc	15,891
2,582		OGE Energy Corp	94,914
702	*	ONE Gas, Inc	25,223
240		Ormat Technologies, Inc	7,202
540		Otter Tail Corp	16,627
304	e	Pattern Energy Group, Inc	8,248
3,306		Pepco Holdings, Inc	67,707
6,063		PG&E Corp	261,922
1,001		Piedmont Natural Gas Co, Inc	35,425
1,599		Pinnacle West Capital Corp	87,401
1,049		PNM Resources, Inc	28,354
1,142		Portland General Electric Co	36,932
8,551		PPL Corp	283,380
6,933		Public Service Enterprise Group, Inc	264,425
2,481		Questar Corp	58,998
1,959		SCANA Corp	100,536
3,192		Sempra Energy	308,858
322		SJW Corp	9,518
487		South Jersey Industries, Inc	27,316
11,990		Southern Co	526,841
587		Southwest Gas Corp	31,375
2,812		TECO Energy, Inc	48,226
1,493		UGI Corp	68,096
895		UIL Holdings Corp	32,945
126		Unitil Corp	4,138
692		UNS Energy Corp	41,541
1,082		Vectren Corp	42,620
1,868	e	Westar Energy, Inc	65,679
691		WGL Holdings, Inc	27,681
2,979		Wisconsin Energy Corp	138,672
6,471		Xcel Energy, Inc	196,460
142		York Water Co	2,897

		TOTAL UTILITIES	8,861,478

		TOTAL COMMON STOCKS (Cost $185,177,693)	290,751,828

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
303	m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

MEDIA - 0.0%
25	m	Central European Media Enterprises Ltd	8

		TOTAL MEDIA	8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	*,m	Forest Laboratories, Inc CVR	112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $1,789)	1,974

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
8,993,372	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	8,993,372

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,993,372

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,993,372)	8,993,372

TIAA-CREF LIFE FUNDS - Stock Index Fund

VALUE

TOTAL INVESTMENTS - 102.4% (Cost $194,172,854)	$299,747,174
OTHER ASSETS & LIABILITIES, NET - (2.4)%	(6,904,698)

NET ASSETS - 100.0%	$292,842,476

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,856,213.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 0.8%
24,075		BHP Billiton Ltd	$816,028

		TOTAL AUSTRALIA	816,028

FRANCE - 21.9%
97,208		Accor S.A.	4,974,814
8,638		Aeroports de Paris	1,076,607
1,374		Atos Origin S.A.	124,166
21,874		BNP Paribas	1,686,466
53,903		Bouygues S.A.	2,246,121
62,610		Compagnie de Saint-Gobain	3,780,027
26,622		Compagnie Generale d’Optique Essilor International S.A.	2,686,644
3,281		Eiffage S.A.	245,443
1,871		Nexity	80,198
36,894		Rexel S.A.	968,000
23,156		Societe Television Francaise 1	382,810
24,190		Vinci S.A.	1,795,606
81,503		Vivendi Universal S.A.	2,268,460

		TOTAL FRANCE	22,315,362

GERMANY - 6.1%
23,411		Bayer AG.	3,170,402
8,097		Henkel KGaA (Preference)	871,578
27,989		Lanxess AG.	2,112,665

		TOTAL GERMANY	6,154,645

GREECE - 5.7%
70,267	*	Hellenic Telecommunications Organization S.A.	1,159,824
285,539	*	National Bank of Greece S.A.	1,562,334
1,135,438	*	Piraeus Bank S.A.	3,111,549

		TOTAL GREECE	5,833,707

HONG KONG - 0.0%
503		Hong Kong Exchanges and Clearing Ltd	7,639

		TOTAL HONG KONG	7,639

INDIA - 7.6%
13,811		Eicher Motors Ltd	1,378,614
125,140		HDFC Bank Ltd	1,578,793
89,242		IndusInd Bank Ltd	751,702
32,183	*	Just Dial Ltd	836,776
117,347		Larsen & Toubro Ltd	2,504,425
164,473		Mahindra & Mahindra Financial Services Ltd	695,756

		TOTAL INDIA	7,746,066

INDONESIA - 0.6%
976,500		PT Indofood Sukses Makmur Tbk	631,830

		TOTAL INDONESIA	631,830

ITALY - 0.3%
33,876		UniCredit S.p.A	309,662

		TOTAL ITALY	309,662

JAPAN - 13.5%
1,600		Daikin Industries Ltd	89,727
25,000		Daiwa House Industry Co Ltd	424,456
6,622		Denso Corp	317,567
8,200		Don Quijote Co Ltd	423,354
550		Fanuc Ltd	97,236
1,100	e	Fast Retailing Co Ltd	397,859

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

36,700		Hoya Corp	$1,148,013
53,000		J Front Retailing Co Ltd	364,739
1,103		Kao Corp	39,061
980		Komatsu Ltd	20,545
19,000	e	Matsui Securities Co Ltd	192,922
652,000	*	Mazda Motor Corp	2,896,577
993		Mitsubishi Corp	18,420
8,016		Mitsubishi Electric Corp	90,234
11,000		Mitsubishi Heavy Industries Ltd	63,650
29,153		Mitsubishi UFJ Financial Group, Inc	160,539
5,000		Mitsui Trust Holdings, Inc	22,623
550		Nitto Denko Corp	26,375
1,050		NOK Corp	17,087
1,453		Nomura Holdings, Inc	9,321
63,125	*	Olympus Corp	2,015,624
7,100	e	Oriental Land Co Ltd	1,079,352
38,000		Sekisui House Ltd	469,987
3,650		Softbank Corp	275,824
93,950	e	Sony Corp	1,789,485
1,750	e	Sumitomo Corp	22,252
116,000		Sumitomo Heavy Industries Ltd	471,798
2,200		Sumitomo Metal Mining Co Ltd	27,574
2,000		Suruga Bank Ltd	35,231
12,300		Toyota Motor Corp	693,644

		TOTAL JAPAN	13,701,076

MEXICO - 0.1%
8,500		Grupo Financiero Banorte S.A. de C.V.	57,183

		TOTAL MEXICO	57,183

NETHERLANDS - 2.3%
2,815		ASML Holding NV	262,030
148,241	*	ING Groep NV	2,108,236
128		Royal Dutch Shell plc (A Shares)	4,677

		TOTAL NETHERLANDS	2,374,943

SINGAPORE - 0.9%
882,000	e	Genting International plc	938,016

		TOTAL SINGAPORE	938,016

SPAIN - 0.9%
76,585		Banco Bilbao Vizcaya Argentaria S.A.	920,874

		TOTAL SPAIN	920,874

SWEDEN - 8.2%
161,292	e	SKF AB (B Shares)	4,129,881
266,445		Volvo AB (B Shares)	4,235,494

		TOTAL SWEDEN	8,365,375

SWITZERLAND - 8.4%
44,236		Adecco S.A.	3,681,594
2,867		Burckhardt Compression Holding AG.	1,491,793
52,989		Clariant AG.	1,030,408
37		Givaudan S.A.	57,230
17,458		Swatch Group AG. (Registered)	2,024,505
13,274		UBS AG.	274,683

		TOTAL SWITZERLAND	8,560,213

UNITED KINGDOM - 21.2%
13,824		ARM Holdings plc	233,464
21,039		Barclays plc	81,873
2,521		BG Group plc	47,065
402,671		British Sky Broadcasting plc	6,129,088
76,111		Drax Group plc	973,152
131,298		Filtrona plc	1,913,511
713,637	*	Lloyds TSB Group plc	892,774
1,172,871		Man Group plc	1,979,919
275,872	*	Ocado Ltd	2,119,262

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

20,308		Reckitt Benckiser Group plc	$1,657,234
32,960		Reed Elsevier plc	503,678
8,590		Rio Tinto plc	479,045
166,204	*	Royal Mail plc	1,562,271
270,142		Tate & Lyle plc	3,008,720

		TOTAL UNITED KINGDOM	21,581,056

		TOTAL COMMON STOCKS (Cost $90,314,953)	100,313,675

RIGHTS / WARRANTS - 0.2%

GREECE - 0.2%
100,624		Piraeus Bank S.A.	151,101

		TOTAL GREECE	151,101

SPAIN - 0.0%
76,585		Banco Bilbao Vizcaya Argentaria S.A.	17,936

		TOTAL SPAIN	17,936

		TOTAL RIGHTS / WARRANTS (Cost $101,043)	169,037

SHORT-TERM INVESTMENTS - 4.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.7%
4,785,454	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,785,454

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,785,454

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,785,454)	4,785,454

		TOTAL INVESTMENTS - 103.4% (Cost $95,201,450)	105,268,166
		OTHER ASSETS & LIABILITIES, NET - (3.4)%	(3,421,294)

		NET ASSETS - 100.0%	$101,846,872

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,519,544.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2014

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$29,969,738	29.4%
CONSUMER DISCRETIONARY	25,602,022	25.1
FINANCIALS	17,033,572	16.7
HEALTH CARE	7,872,670	7.7
MATERIALS	6,462,836	6.4
CONSUMER STAPLES	6,208,423	6.1
TELECOMMUNICATION SERVICES	3,704,108	3.6
INFORMATION TECHNOLOGY	2,604,449	2.6
UTILITIES	973,152	1.0
ENERGY	51,742	0.1
SHORT-TERM INVESTMENTS	4,785,454	4.7
OTHER ASSETS & LIABILITIES, NET	(3,421,294)	(3.4)

NET ASSETS	$101,846,872	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.3%

CONSUMER DURABLES & APPAREL - 0.1%
$ 100,000		Capital Safety North America	4.000%	03/26/21	$99,800

		TOTAL CONSUMER DURABLES & APPAREL			99,800

MEDIA - 0.2%
99,000	i	Univision Communications, Inc	4.000	03/01/20	98,806
197,500	i	Windstream Corp	3.500	01/23/20	196,957

		TOTAL MEDIA			295,763

		TOTAL BANK LOAN OBLIGATIONS (Cost $396,375)			395,563

BONDS - 96.5%
CORPORATE BONDS - 38.3%

AUTOMOBILES & COMPONENTS - 0.1%
100,000	g	Chrysler Group LLC	8.000	06/15/19	109,500

		TOTAL AUTOMOBILES & COMPONENTS			109,500

BANKS - 4.0%
200,000	g	Banco de Credito del Peru	5.375	09/16/20	211,750
150,000	g	Banco del Estado de Chile	3.875	02/08/22	148,002
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	196,250
110,000		Bancolombia S.A.	5.950	06/03/21	117,425
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	153,939
50,000		BB&T Corp	2.050	06/19/18	50,016
250,000		BDO Unibank, Inc	4.500	02/16/17	261,875
200,000	g	Caixa Economica Federal	2.375	11/06/17	193,000
50,000		Citigroup, Inc	5.000	09/15/14	50,968
100,000		Citigroup, Inc	2.250	08/07/15	101,826
350,000		Citigroup, Inc	3.500	05/15/23	330,208
100,000		Citigroup, Inc	6.675	09/13/43	117,100
400,000		Citigroup, Inc	4.950	11/07/43	406,482
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	77,672
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	99,317
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	128,632
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	327,383
100,000	g,i	Credit Agricole S.A.	7.875	12/30/49	105,625
50,000	g	HSBC Bank plc	1.500	05/15/18	48,975
150,000	g	HSBC Bank plc	4.125	08/12/20	158,971
450,000		HSBC Holdings plc	4.250	03/14/24	450,554
175,000		HSBC Holdings plc	5.250	03/14/44	176,952
225,000		HSBC USA, Inc	2.375	02/13/15	228,837
150,000		HSBC USA, Inc	1.625	01/16/18	148,762
200,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	211,088
60,000		JPMorgan Chase & Co	5.125	09/15/14	61,261
500,000		JPMorgan Chase & Co	3.875	02/01/24	504,486
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	93,750
175,000		PNC Bank NA	2.200	01/28/19	174,429
150,000		PNC Bank NA	2.700	11/01/22	140,912
600,000		PNC Bank NA	2.950	01/30/23	569,653
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	185,850
500,000		Royal Bank of Canada	1.200	09/19/17	496,501
175,000		Royal Bank of Canada	2.200	07/27/18	176,138
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	103,039
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,277
100,000		SunTrust Bank	2.750	05/01/23	93,655
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,894
150,000		Union Bank NA	2.125	06/16/17	152,783
125,000		UnionBanCal Corp	3.500	06/18/22	126,292
200,000		US Bancorp	1.650	05/15/17	202,440
125,000		US Bancorp	2.950	07/15/22	120,226
50,000		Westpac Banking Corp	3.000	08/04/15	51,622
200,000		Westpac Banking Corp	2.250	01/17/19	199,082

		TOTAL BANKS			8,081,899

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 1.5%
$ 50,000		Bombardier, Inc	4.750%	04/15/19	$50,000
50,000		Bombardier, Inc	6.000	10/15/22	50,000
200,000		Caterpillar, Inc	1.375	05/27/14	200,268
250,000		Caterpillar, Inc	1.500	06/26/17	250,164
105,000		Crown Americas LLC	4.500	01/15/23	100,275
100,000	g	EADS Finance BV	2.700	04/17/23	94,483
100,000		Eaton Corp	4.000	11/02/32	96,732
925,000		John Deere Capital Corp	1.950	03/04/19	915,055
100,000	g	Schaeffler Finance BV	4.750	05/15/21	102,250
150,000		Seagate HDD Cayman	7.000	11/01/21	167,812
300,000	g	Seagate HDD Cayman	4.750	06/01/23	296,250
111,000	g	Sealed Air Corp	8.375	09/15/21	127,789
70,000	g	Sealed Air Corp	5.250	04/01/23	70,700
120,000		SPX Corp	6.875	09/01/17	136,200
100,000	g	Stena AB	7.000	02/01/24	101,750
125,000		United Technologies Corp	1.800	06/01/17	127,089
50,000		United Technologies Corp	4.500	06/01/42	50,914

		TOTAL CAPITAL GOODS			2,937,731

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
100,000	g	ADT Corp	6.250	10/15/21	102,750
250,000		Air Lease Corp	3.875	04/01/21	250,000
200,000	g	Empresa de Transporte de Pasajeros Metro S.A.	4.750	02/04/24	207,726
125,000		MasterCard, Inc	2.000	04/01/19	124,460
75,000		Republic Services, Inc	3.800	05/15/18	79,510
250,000		Republic Services, Inc	3.550	06/01/22	250,442
250,000		Waste Management, Inc	2.600	09/01/16	258,897
100,000		Waste Management, Inc	2.900	09/15/22	95,470

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,369,255

CONSUMER DURABLES & APPAREL - 0.4%
275,000		DR Horton, Inc	4.750	05/15/17	291,500
130,000		Hanesbrands, Inc	6.375	12/15/20	142,025
400,000		PVH Corp	4.500	12/15/22	395,000
100,000		Whirlpool Corp	3.700	03/01/23	99,066

		TOTAL CONSUMER DURABLES & APPAREL			927,591

CONSUMER SERVICES - 0.4%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	108,250
100,000		ARAMARK Corp	5.750	03/15/20	105,625
150,000		DineEquity, Inc	9.500	10/30/18	163,500
50,000	g	GLP Capital LP	4.375	11/01/18	51,313
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	153,306
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	104,709
100,000		Walt Disney Co	0.450	12/01/15	99,917

		TOTAL CONSUMER SERVICES			786,620

DIVERSIFIED FINANCIALS - 6.2%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	102,043
40,000		Abbey National Treasury Services plc	4.000	04/27/16	42,397
125,000		American Express Centurion Bank	6.000	09/13/17	143,591
1,325,000		American Express Credit Corp	1.300	07/29/16	1,335,315
1,275,000		American Express Credit Corp	2.125	07/27/18	1,280,939
200,000		Bank of America Corp	5.300	03/15/17	220,089
1,000,000		Bank of America Corp	2.600	01/15/19	1,003,945
500,000		Bank of America Corp	2.650	04/01/19	501,595
475,000		Bank of America Corp	4.100	07/24/23	481,800
250,000		Bank of America Corp	4.000	04/01/24	249,706
50,000		Bank of America Corp	5.000	01/21/44	51,044
50,000		Bank of New York Mellon Corp	5.450	05/15/19	57,089
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	158,625
50,000		BlackRock, Inc	3.500	12/10/14	51,076
150,000		BlackRock, Inc	4.250	05/24/21	162,828
400,000		BlackRock, Inc	3.500	03/18/24	397,189
60,000		Capital One Bank USA NA	3.375	02/15/23	58,383
75,000		Capital One Financial Corp	1.000	11/06/15	75,106
34,000		Citigroup, Inc	5.500	10/15/14	34,896

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Comcel Trust	6.875%	02/06/24	$209,250
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,791
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	259,665
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,431
150,000		General Electric Capital Corp	2.300	01/14/19	151,345
750,000		General Electric Capital Corp	3.100	01/09/23	733,913
125,000		General Motors Financial Co, Inc	2.750	05/15/16	126,638
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	154,053
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	498,719
400,000		Goldman Sachs Group, Inc	3.625	01/22/23	393,482
250,000		Goldman Sachs Group, Inc	4.000	03/03/24	248,892
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	28,638
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	59,372
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	104,516
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	209,263
100,000	g	Icahn Enterprises LP	4.875	03/15/19	101,750
35,000	g	International Lease Finance Corp	6.500	09/01/14	35,744
130,000		International Lease Finance Corp	5.750	05/15/16	139,832
100,000		International Lease Finance Corp	3.875	04/15/18	102,000
150,000		International Lease Finance Corp	5.875	08/15/22	158,625
325,000		Morgan Stanley	1.750	02/25/16	329,193
250,000		Morgan Stanley	6.375	07/24/42	304,968
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	67,416
75,000		State Street Corp	4.300	05/30/14	75,473
100,000		Toyota Motor Credit Corp	1.250	10/05/17	99,086
250,000	g	UBS AG.	1.875	01/23/15	252,948
175,000		Unilever Capital Corp	2.200	03/06/19	174,986
50,000		Unilever Capital Corp	4.250	02/10/21	54,542
65,000	g	Waha Aerospace BV	3.925	07/28/20	68,742
350,000		Wells Fargo & Co	1.500	07/01/15	354,073
250,000		Wells Fargo & Co	5.375	11/02/43	263,348

		TOTAL DIVERSIFIED FINANCIALS			12,278,350

ENERGY - 3.9%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	55,473
30,000		Anadarko Petroleum Corp	6.950	06/15/19	35,805
100,000		Apache Corp	1.750	04/15/17	100,950
205,000		Apache Corp	4.750	04/15/43	206,082
375,000		Ashland, Inc	3.875	04/15/18	387,188
250,000		BP Capital Markets plc	1.375	05/10/18	244,730
165,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	166,238
100,000		Canadian Natural Resources Ltd	3.800	04/15/24	100,500
250,000		Chevron Corp	2.355	12/05/22	234,935
155,000		Cimarex Energy Co	5.875	05/01/22	168,175
150,000		Concho Resources, Inc	5.500	04/01/23	156,000
105,000		Continental Resources, Inc	5.000	09/15/22	110,250
175,000		Devon Energy Corp	1.875	05/15/17	176,269
50,000		Devon Energy Corp	4.750	05/15/42	49,568
300,000	g	EDC Finance Ltd	4.875	04/17/20	271,500
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,291
25,000		Enterprise Products Operating LLC	5.000	03/01/15	25,984
250,000		Enterprise Products Operating LLC	5.100	02/15/45	258,403
75,000		EOG Resources, Inc	2.625	03/15/23	70,856
75,000		Exterran Partners	6.000	10/01/22	73,778
200,000	g	Gazprom Neft OAO	4.375	09/19/22	177,500
200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	187,500
75,000		Hess Corp	5.600	02/15/41	82,361
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	198,750
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,379
50,000		Newfield Exploration Co	5.625	07/01/24	51,875
150,000		Noble Energy, Inc	5.250	11/15/43	156,561
25,000		Noble Holding International Ltd	3.450	08/01/15	25,819
75,000		Noble Holding International Ltd	4.900	08/01/20	80,026
200,000	g	ONE Gas, Inc	2.070	02/01/19	198,255
100,000	g	ONE Gas, Inc	3.610	02/01/24	100,951
250,000	g	ONE Gas, Inc	4.658	02/01/44	259,535
100,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	103,750
200,000	g	Pertamina Persero PT	4.300	05/20/23	180,250
100,000	i	Petrobras Global Finance BV	1.855	05/20/16	98,875
100,000		Petrobras Global Finance BV	3.250	03/17/17	100,310

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	i	Petrobras Global Finance BV	2.379%	01/15/19	$97,625
100,000		Petrobras International Finance Co	3.875	01/27/16	102,694
175,000		Petrobras International Finance Co	3.500	02/06/17	176,890
60,000		Petrobras International Finance Co	7.875	03/15/19	68,433
50,000		Petroleos Mexicanos	4.875	03/15/15	51,750
250,000		Petroleos Mexicanos	3.500	07/18/18	259,375
20,000		Petroleos Mexicanos	8.000	05/03/19	24,400
125,000		Petroleos Mexicanos	5.500	06/27/44	120,625
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	124,750
100,000		Phillips 66	1.950	03/05/15	101,165
45,000		Precision Drilling Corp	6.500	12/15/21	48,150
200,000	g	PTT Exploration & Production PCL	3.707	09/16/18	205,333
50,000		Regency Energy Partners LP	5.875	03/01/22	51,875
200,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	176,750
75,000		Shell International Finance BV	2.375	08/21/22	70,616
75,000		Shell International Finance BV	4.550	08/12/43	77,520
25,000		Statoil ASA	2.900	10/15/14	25,333
100,000		Statoil ASA	1.200	01/17/18	98,094
200,000		Statoil ASA	2.450	01/17/23	187,491
125,000		Statoil ASA	4.250	11/23/41	121,699
100,000		Total Capital Canada Ltd	1.450	01/15/18	99,300
150,000		Total Capital International S.A.	1.500	02/17/17	152,251
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	116,152
85,000		Vale Overseas Ltd	4.375	01/11/22	84,390
25,000		Vale Overseas Ltd	6.875	11/21/36	26,637
50,000		Valero Energy Corp	4.500	02/01/15	51,616

		TOTAL ENERGY			7,695,586

FOOD & STAPLES RETAILING - 0.2%
50,000		CVS Caremark Corp	3.250	05/18/15	51,426
125,000		CVS Caremark Corp	4.000	12/05/23	127,716
100,000		CVS Caremark Corp	5.300	12/05/43	110,382
200,000		Ingles Markets, Inc	5.750	06/15/23	200,000

		TOTAL FOOD & STAPLES RETAILING			489,524

FOOD, BEVERAGE & TOBACCO - 0.9%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	207,786
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	200,294
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	118,024
25,000		Campbell Soup Co	2.500	08/02/22	22,740
125,000		Coca-Cola Co	3.200	11/01/23	122,924
150,000		Diageo Capital plc	2.625	04/29/23	139,822
200,000	g	Embotelladora Andina S.A.	5.000	10/01/23	208,059
150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	137,504
55,000		General Mills, Inc	5.200	03/17/15	57,407
100,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	102,818
94,000		Kraft Foods, Inc	6.500	02/09/40	118,234
100,000		Mondelez International, Inc	4.125	02/09/16	105,694
50,000		Mondelez International, Inc	4.000	02/01/24	50,737
5,000		PepsiCo, Inc	7.900	11/01/18	6,276
32,000	g	Pernod Ricard S.A.	5.750	04/07/21	36,326
175,000	g	Pernod Ricard S.A.	4.250	07/15/22	179,736

		TOTAL FOOD, BEVERAGE & TOBACCO			1,814,381

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
110,000		Baxter International, Inc	3.200	06/15/23	107,298
50,000		Becton Dickinson & Co	1.750	11/08/16	51,115
100,000	g	CHS/Community Health Systems	6.875	02/01/22	104,500
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,804
100,000		Covidien International Finance S.A.	3.200	06/15/22	98,404
170,000		Endo Health Solutions	7.000	07/15/19	183,175
500,000		Express Scripts Holding Co	2.100	02/12/15	506,371
100,000		Express Scripts Holding Co	3.900	02/15/22	102,350
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	138,288
40,000		HCA, Inc	6.500	02/15/20	44,800
150,000		HCA, Inc	5.875	03/15/22	161,625
100,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	98,506
375,000		McKesson Corp	4.883	03/15/44	380,100
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,867
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	99,582

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Thermo Fisher Scientific, Inc	4.150%	02/01/24	$102,883
125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	134,708

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,491,376

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	77,279
50,000		Colgate-Palmolive Co	2.300	05/03/22	47,557

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			124,836

INSURANCE - 2.2%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	50,534
125,000		Aetna, Inc	1.500	11/15/17	124,742
100,000		Allstate Corp	3.150	06/15/23	98,235
100,000		Allstate Corp	4.500	06/15/43	100,545
125,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	122,896
250,000	g,i	Caelus Re Ltd	5.265	03/07/16	254,025
100,000		Chubb Corp	6.000	05/11/37	122,128
20,000		CIGNA Corp	5.125	06/15/20	22,147
100,000		CIGNA Corp	4.500	03/15/21	108,013
425,000	g	Five Corners Funding Trust	4.419	11/15/23	435,522
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	77,510
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	107,467
25,000		Lincoln National Corp	7.000	06/15/40	32,895
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,596
100,000		MetLife, Inc	6.750	06/01/16	112,146
300,000		MetLife, Inc	4.368	09/15/23	319,517
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,282
150,000		Progressive Corp	3.750	08/23/21	157,358
175,000		Prudential Financial, Inc	5.400	06/13/35	189,931
100,000		Prudential Financial, Inc	5.100	08/15/43	104,918
475,000	i	Prudential Financial, Inc	5.200	03/15/44	471,438
100,000	g	Prudential Funding LLC	6.750	09/15/23	121,951
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	94,247
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	116,630
25,000		Travelers Cos, Inc	5.800	05/15/18	28,617
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,533
100,000		UnitedHealth Group, Inc	1.400	10/15/17	99,729
125,000		UnitedHealth Group, Inc	3.950	10/15/42	113,154
250,000		WellPoint, Inc	3.125	05/15/22	239,241
150,000		WellPoint, Inc	4.625	05/15/42	144,708
150,000		Willis Group Holdings plc	4.125	03/15/16	157,508
25,000		WR Berkley Corp	5.375	09/15/20	27,486

		TOTAL INSURANCE			4,431,649

MATERIALS - 1.5%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	38,227
10,000		Airgas, Inc	4.500	09/15/14	10,167
35,000		ArcelorMittal	4.250	08/05/15	36,050
60,000		ArcelorMittal	5.000	02/25/17	63,675
125,000		Barrick North America Finance LLC	4.400	05/30/21	125,953
200,000		Braskem Finance Ltd	6.450	02/03/24	204,750
200,000	g	Cemex Finance LLC	6.000	04/01/24	200,500
100,000		Corning, Inc	1.450	11/15/17	97,991
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	201,180
257,000		Crown Americas LLC	6.250	02/01/21	278,202
250,000	g	Glencore Funding LLC	2.500	01/15/19	241,410
100,000		Hexion US Finance Corp	6.625	04/15/20	103,500
500,000		International Paper Co	4.750	02/15/22	540,624
50,000		International Paper Co	7.300	11/15/39	65,229
125,000		Nucor Corp	4.000	08/01/23	124,663
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,406
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	84,993
100,000		Rosetta Resources, Inc	5.625	05/01/21	102,250
225,000		Sherwin-Williams Co	1.350	12/15/17	221,558
100,000		Teck Resources Ltd	2.500	02/01/18	100,357
150,000		Teck Resources Ltd	3.750	02/01/23	140,990
25,000		Teck Resources Ltd	6.000	08/15/40	24,978
25,000		Teck Resources Ltd	5.200	03/01/42	22,630

		TOTAL MATERIALS			3,081,283

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 1.8%
$ 100,000	g	AMC Entertainment, Inc	5.875%	02/15/22	$101,750
100,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	102,500
100,000		Cinemark USA, Inc	4.875	06/01/23	96,125
475,000		Comcast Corp	4.250	01/15/33	465,569
100,000		DIRECTV Holdings LLC	3.800	03/15/22	98,954
75,000		DIRECTV Holdings LLC	4.450	04/01/24	75,212
100,000		Discovery Communications LLC	3.300	05/15/22	97,528
175,000		DISH DBS Corp	4.250	04/01/18	182,656
200,000		Grupo Televisa S.A.	6.000	05/15/18	224,288
100,000		Lamar Media Corp	7.875	04/15/18	104,250
100,000		Lamar Media Corp	5.875	02/01/22	106,000
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	98,156
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	122,247
500,000		News America, Inc	3.000	09/15/22	480,268
50,000		News America, Inc	6.900	08/15/39	62,841
75,000		Time Warner Cable, Inc	5.875	11/15/40	81,267
100,000		Time Warner Cable, Inc	4.500	09/15/42	91,798
50,000		Time Warner, Inc	3.150	07/15/15	51,640
50,000		Time Warner, Inc	6.500	11/15/36	59,282
250,000		Time Warner, Inc	4.900	06/15/42	250,894
125,000		Time Warner, Inc	5.350	12/15/43	133,213
200,000	g	Univision Communications, Inc	5.125	05/15/23	204,500
200,000		Viacom, Inc	1.250	02/27/15	201,201
115,000		Viacom, Inc	2.500	12/15/16	119,177
125,000		Viacom, Inc	5.850	09/01/43	137,354

		TOTAL MEDIA			3,748,670

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
275,000		Gilead Sciences, Inc	3.700	04/01/24	275,115
500,000		Gilead Sciences, Inc	4.800	04/01/44	514,702
65,000		Life Technologies Corp	3.500	01/15/16	67,723
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	57,195
125,000		Mylan, Inc	2.550	03/28/19	123,661
172,000	g	Mylan, Inc	7.875	07/15/20	192,808
150,000		NBTY, Inc	9.000	10/01/18	161,250
100,000	g	Perrigo Co Ltd	4.000	11/15/23	99,962
100,000	g	Perrigo Co Ltd	5.300	11/15/43	105,265
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	108,000
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	105,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,810,681

REAL ESTATE - 1.0%
30,000		AMB Property LP	4.500	08/15/17	32,451
35,000		Camden Property Trust	4.625	06/15/21	37,630
100,000		Camden Property Trust	2.950	12/15/22	94,073
100,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	99,720
100,000		Developers Diversified Realty Corp	4.750	04/15/18	108,415
40,000		Developers Diversified Realty Corp	7.875	09/01/20	49,680
100,000		Federal Realty Investment Trust	3.000	08/01/22	96,874
100,000		Federal Realty Investment Trust	2.750	06/01/23	93,456
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,693
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	95,165
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	95,226
225,000		Kilroy Realty LP	3.800	01/15/23	219,333
100,000		Mid-America Apartments LP	4.300	10/15/23	100,884
50,000		National Retail Properties, Inc	5.500	07/15/21	55,842
100,000		National Retail Properties, Inc	3.300	04/15/23	94,340
25,000		Simon Property Group LP	5.250	12/01/16	27,515
100,000		Simon Property Group LP	2.800	01/30/17	104,230
40,000		Simon Property Group LP	10.350	04/01/19	54,136
200,000	g	Trust F	5.250	12/15/24	199,500
15,000		Ventas Realty LP	3.125	11/30/15	15,566
150,000		Ventas Realty LP	2.000	02/15/18	149,657
50,000		Ventas Realty LP	3.250	08/15/22	48,181
100,000		Weingarten Realty Investors	3.500	04/15/23	94,390
100,000		Weingarten Realty Investors	4.450	01/15/24	100,958

		TOTAL REAL ESTATE			2,094,915

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.5%
$ 200,000		AmeriGas Finance LLC	3.750%	05/01/21	$195,500
130,000		AmeriGas Partners LP	6.250	08/20/19	139,750
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	206,837
125,000		Home Depot, Inc	2.250	09/10/18	126,393
132,000		Limited Brands, Inc	6.625	04/01/21	148,335
205,000		Limited Brands, Inc	5.625	02/15/22	216,531
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	117,041
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	37,203
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	713,469
100,000	g	QVC, Inc	7.500	10/01/19	106,405
510,000	g	QVC, Inc	7.375	10/15/20	549,991
100,000		QVC, Inc	5.125	07/02/22	103,740
100,000		Sally Holdings LLC	5.750	06/01/22	105,750
100,000		Sonic Automotive, Inc	5.000	05/15/23	98,125
200,000	g	WEX, Inc	4.750	02/01/23	188,000

		TOTAL RETAILING			3,053,070

SOFTWARE & SERVICES - 0.8%
100,000	g	Activision Blizzard, Inc	5.625	09/15/21	107,000
100,000		Equinix, Inc	4.875	04/01/20	102,250
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,223,919
100,000	g	NCR Escrow Corp	5.875	12/15/21	105,250
50,000		Oracle Corp	3.750	07/08/14	50,444

		TOTAL SOFTWARE & SERVICES			1,588,863

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
50,000		Amphenol Corp	4.750	11/15/14	51,250
80,000		Brocade Communications Systems, Inc	6.875	01/15/20	85,500
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,006
175,000		Cisco Systems, Inc	2.125	03/01/19	174,217
82,000		Flextronics International Ltd	4.625	02/15/20	82,717
500,000		General Electric Co	0.850	10/09/15	502,262
250,000		General Electric Co	2.700	10/09/22	242,301
100,000		General Electric Co	4.125	10/09/42	96,089
375,000		General Electric Co	4.500	03/11/44	380,817
200,000		Hewlett-Packard Co	2.750	01/14/19	201,323
100,000		Hewlett-Packard Co	3.750	12/01/20	101,580
282,000		Jabil Circuit, Inc	5.625	12/15/20	298,568
100,000		L-3 Communications Corp	4.950	02/15/21	107,105
68,000		Nokia Oyj	5.375	05/15/19	71,570
150,000	g	NXP BV	3.750	06/01/18	150,750
100,000		Scientific Games Corp	8.125	09/15/18	106,500
32,000		Scientific Games Corp	9.250	06/15/19	33,920
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	98,957
150,000	g	WESCO Distribution, Inc	5.375	12/15/21	153,375
25,000		Xerox Corp	8.250	05/15/14	25,210
50,000		Xerox Corp	4.500	05/15/21	52,691

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,116,708

TELECOMMUNICATION SERVICES - 3.3%
300,000		American Tower Corp	3.500	01/31/23	283,692
125,000		AT&T, Inc	1.400	12/01/17	123,679
150,000		AT&T, Inc	2.625	12/01/22	139,469
100,000		CenturyLink, Inc	6.750	12/01/23	106,125
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	144,317
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	75,442
200,000	g	ENTEL Chile S.A.	4.875	10/30/24	201,627
125,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	122,500
100,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	106,000
100,000	g	SES	3.600	04/04/23	96,921
100,000	g	SES Global Americas Holdings GP	2.500	03/25/19	99,390
100,000	g	Sprint Corp	7.250	09/15/21	109,000
150,000		Telefonica Emisiones SAU	3.992	02/16/16	157,289
200,000		Telefonica Emisiones SAU	4.570	04/27/23	204,249
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	111,454
100,000		T-Mobile USA, Inc	6.731	04/28/22	107,125
600,000		Verizon Communications, Inc	0.700	11/02/15	600,376

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 625,000		Verizon Communications, Inc	3.650%	09/14/18	$665,332
400,000		Verizon Communications, Inc	2.550	06/17/19	402,310
675,000		Verizon Communications, Inc	3.450	03/15/21	684,241
375,000		Verizon Communications, Inc	5.150	09/15/23	410,370
400,000		Verizon Communications, Inc	4.150	03/15/24	406,379
875,000		Verizon Communications, Inc	6.550	09/15/43	1,064,818
100,000		Windstream Corp	6.375	08/01/23	97,500

		TOTAL TELECOMMUNICATION SERVICES			6,519,605

TRANSPORTATION - 0.9%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	177,180
227,000	g	Embraer Overseas Ltd	5.696	09/16/23	235,513
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	96,000
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	109,256
221,000		GATX Corp	1.250	03/04/17	219,747
200,000		GATX Corp	2.500	07/30/19	197,622
200,000		GATX Corp	5.200	03/15/44	205,617
100,000		Hertz Corp	4.250	04/01/18	103,000
100,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	94,332
100,000	g	Kansas City Southern Railway	4.300	05/15/43	90,654
100,000		United Parcel Service, Inc	3.125	01/15/21	102,526
100,000		United Parcel Service, Inc	3.625	10/01/42	89,032

		TOTAL TRANSPORTATION			1,720,479

UTILITIES - 3.2%
100,000		AES Corp	7.375	07/01/21	114,000
100,000		AES Corp	4.875	05/15/23	95,500
100,000		AGL Capital Corp	4.400	06/01/43	97,806
100,000		Alabama Power Co	3.550	12/01/23	100,777
75,000		Alliant Energy Corp	4.000	10/15/14	76,355
75,000		Atmos Energy Corp	8.500	03/15/19	95,701
150,000		Atmos Energy Corp	4.150	01/15/43	143,998
200,000		Black Hills Corp	4.250	11/30/23	205,994
155,000	g	Calpine Corp	7.500	02/15/21	169,337
200,000		Carolina Power & Light Co	5.300	01/15/19	227,495
100,000		CMS Energy Corp	4.700	03/31/43	99,591
200,000	g	Comision Federal de Electricidad	4.875	01/15/24	203,000
150,000		Commonwealth Edison Co	4.000	08/01/20	160,084
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,572
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	136,364
50,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	49,341
75,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	76,478
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,333
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	77,676
150,000	g,i	Electricite de France	5.625	12/30/49	151,220
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	204,000
175,000		Florida Power & Light Co	2.750	06/01/23	168,997
200,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	208,000
50,000		Indiana Michigan Power Co	7.000	03/15/19	60,075
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,183
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	334,875
100,000		LG&E and KU Energy LLC	3.750	11/15/20	102,763
100,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	106,549
50,000		NiSource Finance Corp	4.800	02/15/44	47,886
100,000		Northeast Utilities	1.450	05/01/18	97,046
250,000		NSTAR Electric Co	4.400	03/01/44	250,988
200,000		NTPC Ltd	5.625	07/14/21	208,157
150,000		ONEOK Partners LP	3.375	10/01/22	144,622
175,000		Pacific Gas & Electric Co	3.850	11/15/23	176,475
125,000		PacifiCorp	2.950	02/01/22	123,408
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,684
50,000		PG&E Corp	5.750	04/01/14	50,000
300,000		PPL Capital Funding, Inc	4.200	06/15/22	311,063
250,000		PPL Electric Utilities Corp	3.000	09/15/21	251,255
50,000		Progress Energy, Inc	7.050	03/15/19	59,856
75,000		Public Service Co of Colorado	3.200	11/15/20	77,021
80,000		Public Service Co of Colorado	4.750	08/15/41	85,674
100,000		Public Service Co of Oklahoma	5.150	12/01/19	111,215
175,000		Public Service Electric & Gas Co	2.375	05/15/23	161,630
32,000		Questar Market Resources, Inc	6.875	03/01/21	35,200

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		San Diego Gas & Electric Co	3.000%	08/15/21	$75,471
100,000		Tampa Electric Co	4.100	06/15/42	95,081
55,000		Virginia Electric and Power Co	2.950	01/15/22	54,303
50,000		Williams Partners LP	3.800	02/15/15	51,350
75,000		Williams Partners LP	4.000	11/15/21	76,258
100,000		Williams Partners LP	4.500	11/15/23	102,314
75,000		Williams Partners LP	5.400	03/04/44	76,960
50,000		Xcel Energy, Inc	4.800	09/15/41	51,422

		TOTAL UTILITIES			6,388,403

		TOTAL CORPORATE BONDS (Cost $75,275,078)			76,660,975

GOVERNMENT BONDS - 48.0%

AGENCY SECURITIES - 0.2%
200,000		Amber Circle Funding Ltd	3.250	12/04/22	184,272
187,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	196,037

		TOTAL AGENCY SECURITIES			380,309

FOREIGN GOVERNMENT BONDS - 2.7%
100,000		Brazilian Government International Bond	2.625	01/05/23	88,500
25,000		Brazilian Government International Bond	7.125	01/20/37	29,969
100,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	100,141
100,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	99,564
150,000		Canada Government International Bond	2.375	09/10/14	151,482
250,000		Canada Government International Bond	0.875	02/14/17	249,865
200,000		Colombia Government International Bond	2.625	03/15/23	180,000
200,000		Colombia Government International Bond	4.000	02/26/24	198,000
200,000	g	Croatia Government International Bond	6.250	04/27/17	214,750
100,000		European Investment Bank	4.875	02/15/36	114,957
200,000		Export-Import Bank of Korea	1.250	11/20/15	201,195
200,000		Export-Import Bank of Korea	1.750	02/27/18	197,675
175,000		Federative Republic of Brazil	6.000	01/17/17	194,425
100,000		Hungary Government International Bond	5.375	03/25/24	100,200
35,000		Italy Government International Bond	6.875	09/27/23	42,445
200,000	g,i	Kommunalbanken AS.	0.415	02/20/18	199,770
200,000		Korea Development Bank	1.500	01/22/18	195,695
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	241,235
200,000	g	Namibia International Bonds	5.500	11/03/21	209,500
100,000		Panama Government International Bond	5.200	01/30/20	110,700
25,000		Peruvian Government International Bond	7.350	07/21/25	32,156
200,000		Philippine Government International Bond	4.200	01/21/24	206,500
195,000		Poland Government International Bond	3.000	03/17/23	182,325
300,000		Province of Ontario Canada	4.100	06/16/14	302,394
300,000		Province of Ontario Canada	2.950	02/05/15	306,732
200,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	200,800
200,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	209,200
200,000	g	Slovenia Government International Bond	4.125	02/18/19	206,800
225,000		South Africa Government International Bond	5.875	09/16/25	241,875
100,000		Turkey Government International Bond	5.625	03/30/21	104,300
200,000		Turkey Government International Bond	5.750	03/22/24	206,900
100,000		United Mexican States	5.125	01/15/20	111,250
53,000		Uruguay Government International Bond	4.500	08/14/24	54,325

		TOTAL FOREIGN GOVERNMENT BONDS			5,485,625

MORTGAGE BACKED - 19.8%
26,967	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	28,686
92,745	i	FHLMC	2.375	07/01/36	98,425
76,628	i	FHLMC	2.255	09/01/36	82,386
23,059	i	FHLMC	2.366	09/01/36	24,780
28,238	i	FHLMC	2.420	09/01/36	30,146
58,170	i	FHLMC	2.486	03/01/37	61,742
53,706	i	FHLMC	6.010	04/01/37	56,884
4,417	i	FHLMC	6.080	05/01/37	4,586
104,973		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	111,355
9,976		FGLMC	4.500	01/01/20	10,553
48,085		FGLMC	4.500	07/01/20	51,371
10,399		FGLMC	5.000	04/01/23	11,242

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 35,561		FGLMC	4.000%	07/01/24	$37,657
12,909		FGLMC	4.500	09/01/24	13,817
1,732		FGLMC	6.000	03/01/33	1,922
121,208		FGLMC	5.000	11/01/33	133,880
193,084		FGLMC	6.000	11/01/33	214,787
29,093		FGLMC	5.000	05/01/34	31,722
22,923		FGLMC	6.000	09/01/34	25,796
15,402		FGLMC	6.000	04/01/35	17,108
9,149		FGLMC	5.000	02/01/36	9,946
1,365		FGLMC	6.500	05/01/36	1,529
76,552		FGLMC	6.000	08/01/37	85,508
22,727		FGLMC	6.500	09/01/37	25,593
19,030		FGLMC	6.500	11/01/37	21,426
51,318		FGLMC	5.000	04/01/38	56,024
12,729		FGLMC	6.500	05/01/38	14,251
13,693		FGLMC	5.500	01/01/39	15,031
40,012		FGLMC	5.000	07/01/39	43,457
585,486		FGLMC	4.500	12/01/39	627,874
72,409		FGLMC	5.000	01/01/40	78,640
358,206		FGLMC	4.500	07/01/40	384,044
412,654		Federal National Mortgage Association (FNMA)	4.962	01/01/15	411,127
24,738		FNMA	5.500	04/01/18	26,488
22,895		FNMA	5.500	05/01/18	24,389
82,570		FNMA	4.000	02/25/19	86,512
20,734		FNMA	4.500	03/01/19	21,971
9,823		FNMA	4.500	06/01/19	10,411
104,469		FNMA	5.500	07/01/20	113,672
5,144		FNMA	4.500	11/01/20	5,452
40,950		FNMA	4.500	12/01/20	43,975
10,666		FNMA	5.000	12/01/20	11,483
159,701		FNMA	6.000	08/01/21	173,460
110,686		FNMA	2.500	03/01/23	113,541
9,038		FNMA	4.500	03/01/23	9,590
37,823		FNMA	5.000	04/01/23	40,788
16,662		FNMA	4.500	06/01/23	17,661
9,457		FNMA	5.000	07/01/23	10,199
24,573		FNMA	5.000	07/01/23	26,470
710,566		FNMA	5.500	02/01/24	783,357
28,959		FNMA	4.500	04/01/24	30,729
19,487		FNMA	4.000	05/01/24	20,632
107,820		FNMA	5.500	07/01/24	118,910
3,769		FNMA	5.500	09/01/24	4,159
139,389		FNMA	4.000	02/01/25	147,617
258,268		FNMA	3.500	01/01/26	271,113
372,374		FNMA	2.500	01/01/27	373,330
505,605		FNMA	3.000	01/01/27	519,895
199,955		FNMA	3.000	01/01/27	205,598
1,138,018		FNMA	2.500	10/01/27	1,140,962
905,520		FNMA	3.000	03/01/28	931,972
455,874		FNMA	2.500	04/01/28	455,991
441,322		FNMA	3.500	06/01/32	454,832
21,490		FNMA	6.500	07/01/32	24,293
27,412		FNMA	6.500	02/01/35	30,794
11,886		FNMA	7.500	06/01/35	12,989
17,061		FNMA	7.500	07/01/35	17,894
57,517	i	FNMA	2.379	07/01/36	62,043
10,793		FNMA	6.500	09/01/36	12,112
25,357		FNMA	7.000	02/01/37	28,726
42,576		FNMA	7.000	04/01/37	46,240
6,307		FNMA	6.500	08/01/37	7,075
7,731		FNMA	7.000	11/01/37	8,638
1,452		FNMA	6.500	02/01/38	1,630
4,245		FNMA	6.500	03/01/38	4,762
190,902		FNMA	6.500	07/01/39	219,091
155,403		FNMA	5.000	03/01/40	171,299
1,823,418		FNMA	5.500	07/01/40	2,025,286
906,373		FNMA	6.000	10/01/40	1,012,300
1,310,486		FNMA	5.000	11/01/40	1,426,221
780,090		FNMA	4.000	12/01/40	812,353
565,522		FNMA	4.000	02/01/41	587,977
263,501		FNMA	5.000	02/01/41	292,097

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,211,195	FNMA	4.000%	11/01/41	$2,297,850
1,114,981	FNMA	3.000	04/01/42	1,077,563
950,545	FNMA	4.000	05/01/42	992,664
1,856,486	FNMA	3.500	06/01/42	1,869,201
434,194	FNMA	3.000	07/01/42	419,959
368,113	FNMA	3.000	11/01/42	355,759
1,792,807	FNMA	3.000	12/01/42	1,733,412
2,041,577	FNMA	3.500	01/01/43	2,055,388
537,736	FNMA	3.000	04/01/43	514,921
983,123	FNMA	3.500	08/01/43	979,929
2,447,033	FNMA	4.500	03/01/44	2,611,718
13,060	Government National Mortgage Association (GNMA)	5.500	07/15/33	14,606
102,784	GNMA	5.500	07/20/33	114,645
13,708	GNMA	5.000	03/15/34	14,981
132,533	GNMA	5.000	06/15/34	147,014
71,323	GNMA	5.500	02/15/37	79,361
38,220	GNMA	5.000	01/15/38	41,806
18,788	GNMA	5.000	04/15/38	20,552
51,183	GNMA	5.500	05/15/38	56,726
11,583	GNMA	6.000	08/15/38	12,979
10,998	GNMA	6.000	08/20/38	12,465
222,158	GNMA	5.500	07/15/39	245,998
81,748	GNMA	4.500	07/20/39	88,364
25,927	GNMA	5.000	07/20/39	28,310
392,965	GNMA	4.500	03/15/40	424,928
85,945	GNMA	4.500	04/15/40	92,937
60,028	GNMA	5.000	04/15/40	65,645
209,797	GNMA	5.000	04/15/40	230,112
543,142	GNMA	4.500	04/20/40	587,189
344,219	GNMA	4.500	05/15/40	371,893
263,365	GNMA	5.000	05/20/40	288,531
225,850	GNMA	4.500	06/15/40	244,425
208,090	GNMA	5.000	06/15/40	228,131
375,258	GNMA	4.000	07/15/40	394,737
776,491	GNMA	4.000	09/15/41	816,843
375,554	GNMA	3.500	12/20/41	383,863
906,095	GNMA	3.000	09/15/42	892,672
1,830,611	GNMA	3.500	11/15/42	1,871,529
954,283	GNMA	3.000	02/20/43	940,858

	TOTAL MORTGAGE BACKED			39,442,738

MUNICIPAL BONDS - 0.9%
250,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	252,500
200,000	New York State Urban Development Corp	0.550	03/15/16	199,498
200,000	New York State Urban Development Corp	1.350	03/15/18	196,828
200,000	State of California	0.850	02/01/15	200,594
100,000	State of California	5.450	04/01/15	104,976
200,000	State of California	1.050	02/01/16	200,724
100,000	State of California	5.950	04/01/16	109,918
200,000	State of Illinois	4.511	03/01/15	206,832
200,000	State of Illinois	4.875	07/01/16	214,012
200,000	University of Massachusetts Building Authority	0.770	11/01/16	198,024

	TOTAL MUNICIPAL BONDS			1,883,906

U.S. TREASURY SECURITIES - 24.4%
585,000	United States Treasury Bond	2.875	05/15/43	510,595
915,000	United States Treasury Bond	3.750	11/15/43	947,311
1,000,000	United States Treasury Note	0.250	05/31/14	1,000,312
3,050,000	United States Treasury Note	0.250	06/30/14	3,051,431
1,000,000	United States Treasury Note	0.250	09/30/14	1,000,820
524,000	United States Treasury Note	0.125	12/31/14	524,123
4,900,000	United States Treasury Note	0.250	02/28/15	4,904,978
2,115,000	United States Treasury Note	0.250	05/31/15	2,117,231
430,000	United States Treasury Note	0.250	10/31/15	429,899
8,664,000	United States Treasury Note	0.375	11/15/15	8,677,195
5,510,000	United States Treasury Note	0.500	06/15/16	5,506,556
805,000	United States Treasury Note	0.625	02/15/17	799,906
250,000	United States Treasury Note	0.750	03/15/17	249,063
520,000	United States Treasury Note	0.875	01/31/18	511,550
10,322,500	United States Treasury Note	1.500	02/28/19	10,219,275

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000		United States Treasury Note	2.375%	12/31/20	$1,007,812
1,325,000		United States Treasury Note	2.000	02/28/21	1,299,846
5,863,000		United States Treasury Note	2.750	02/15/24	5,875,828

		TOTAL U.S. TREASURY SECURITIES			48,633,731

		TOTAL GOVERNMENT BONDS (Cost $96,042,610)			95,826,309

STRUCTURED ASSETS - 10.2%

ASSET BACKED - 6.1%
250,000	g	Ally Master Owner Trust	4.250	04/15/17	258,759
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	257,110
		Series - 2010 2 (Class B)
1,500,000		AmeriCredit Automobile Receivables Trust	1.930	08/08/18	1,515,588
		Series - 2012 4 (Class C)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	259,122
		Series - 2010 3A (Class A)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	101,549
		Series - 2012 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	214,322
		Series - 2011 3A (Class B)
300,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	301,566
		Series - 2012 3A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	203,930
		Series - 2012 3A (Class B)
35,294	i	Bear Stearns Asset Backed Securities Trust	0.894	11/25/39	34,698
		Series - 2005 SD3 (Class 2A1)
142,090		Centex Home Equity	5.540	01/25/32	142,635
		Series - 2002 A (Class AF6)
175,000	g,i	DB/UBS Mortgage Trust	5.558	11/10/46	194,428
		Series - 2011 LC1A (Class C)
1,455,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	1,556,443
		Series - 2012 1A (Class A2)
44,805	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	44,772
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	77,211
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	207,032
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	205,468
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	257,700
		Series - 2013 A (Class D)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	101,911
		Series - 2011 1A (Class B1)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	258,863
		Series - 2009 2A (Class A2)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	413,249
		Series - 0 2A (Class B2)
176,432		Lehman XS Trust	6.500	06/25/46	138,360
		Series - 2006 13 (Class 2A1)
5,658	i	Long Beach Mortgage Loan Trust	0.904	02/25/35	5,642
		Series - 2005 1 (Class M1)
250,000	g	Rental Car Finance Corp	2.510	02/25/16	252,434
		Series - 2011 1A (Class A1)
13,657	i	Residential Asset Securities Corp	0.584	04/25/35	13,535
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	104,904
		Series - 2006 HI1 (Class M2)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	261,267
		Series - 2012 2 (Class D)
40,106	i	Securitized Asset Backed Receivables LLC	0.454	10/25/35	39,196
		Series - 2006 OP1 (Class A2C)
78,882	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	81,170
		Series - 2011 1A (Class A)
82,263	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	84,960
		Series - 2011 2A (Class B)
77,190	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	79,023
		Series - 2012 2A (Class B)
131,122	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	131,625
		Series - 2013 1A (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 209,795	g	Sierra Receivables Funding Co LLC	2.390%	11/20/29	$211,566
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	444,316
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	110,025
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	419,988
		Series - 2012 A (Class A2)
54,507	i	Soundview Home Equity Loan Trust	0.454	11/25/35	53,811
		Series - 2005 OPT3 (Class A4)
9,627	i	Structured Asset Investment Loan Trust	0.754	05/25/35	9,624
		Series - 2005 4 (Class M1)
135,966	g,i	Structured Asset Securities Corp	0.374	10/25/36	131,590
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.765	01/09/17	205,180
		Series - 2013 IV B (Class )
1,500,000	g	Volvo Financial Equipment LLC	0.540	11/15/16	1,500,003
		Series - 2014 1A (Class A2)
125,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	125,230
		Series - 2013 1A (Class A3)
100,000	g	Vornado DP LLC	5.280	09/13/28	109,892
		Series - 2010 VNO (Class C)
84,747	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	85,764
		Series - 2006 N1 (Class N1)
12,782	i	Wells Fargo Home Equity Trust	0.294	07/25/36	12,661
		Series - 2006 2 (Class A3)
1,000,000		World Financial Network Credit Card Master Trust	2.150	04/17/23	983,143
		Series - 2012 D (Class A)

		TOTAL ASSET BACKED			12,201,265

OTHER MORTGAGE BACKED - 4.1%
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	246,939
		Series - 2007 1 (Class AMFX)
100,000	i	Banc of America Commercial Mortgage Trust	5.813	02/10/51	110,999
		Series - 2007 4 (Class AM)
30,000	i	Bear Stearns Commercial Mortgage Securities	5.958	09/11/42	32,686
		Series - 2007 T28 (Class AJ)
370,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	386,457
		Series - 2007 PW15 (Class AM)
250,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	272,356
		Series - 2007 C3 (Class AM)
250,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	250,364
		Series - 2007 C3 (Class AJ)
35,192		Countrywide Alternative Loan Trust	5.500	08/25/16	36,425
		Series - 2004 30CB (Class 1A15)
1,279		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	1,277
		Series - 2005 12 (Class 1A5)
250,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	256,227
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	61,238
		Series - 2005 C5 (Class C)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	136,894
		Series - 2006 OMA (Class D)
730,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	785,553
		Series - 2006 C4 (Class AM)
75,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	78,206
		Series - 2009 RR1 (Class A3C)
58,437	i	HarborView Mortgage Loan Trust	0.376	07/19/47	49,704
		Series - 2007 4 (Class 2A1)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	108,862
		Series - 2011 C4 (Class C)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.884	02/15/51	485,770
		Series - 2007 C1 (Class AM)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	375,060
		Series - 2005 LDP2 (Class C)
225,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	250,985
		Series - 2007 LD12 (Class AM)
60,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	65,260
		Series - 2006 C7 (Class AM)
350,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	371,904
		Series - 2007 C2 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 275,000	i	LB-UBS Commercial Mortgage Trust	5.057%	09/15/40	$287,635
		Series - 2005 C5 (Class AJ)
170,000	i	Merrill Lynch Mortgage Trust	6.326	02/12/51	184,979
		Series - 0 C1 (Class AJA)
90,000	g,i	Morgan Stanley Capital I	5.811	08/12/41	94,059
		Series - 2006 T23 (Class B)
55,000	i	Morgan Stanley Capital I	5.832	07/12/44	58,356
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I	5.842	07/12/44	102,933
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I	5.252	09/15/47	23,081
		Series - 2011 C1 (Class D)
54,316		Residential Accredit Loans, Inc	4.350	03/25/34	56,246
		Series - 2004 QS4 (Class A1)
51,595	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	52,637
		Series - 2012 1A (Class A)
61,902	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	62,753
		Series - 0 2A (Class A)
1,010,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,093,257
		Series - 2007 C30 (Class AM)
780,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	863,184
		Series - 2007 C34 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.933	05/15/46	202,920
		Series - 2007 C34 (Class AJ)
150,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	164,458
		Series - 2007 C31 (Class AM)
110,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	107,399
		Series - 2007 C32 (Class AJ)
102,946	i	WaMu Mortgage Pass-Through Certificates	0.504	12/25/45	93,675
		Series - 2005 AR19 (Class A1B3)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	54,999
		Series - 2010 C1 (Class B)
211,043		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	209,145
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			8,074,882

		TOTAL STRUCTURED ASSETS (Cost $20,091,452)			20,276,147

		TOTAL BONDS (Cost $191,409,140)			192,763,431

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	60,687
17,265	*	Federal National Mortgage Association	8.250	12/30/49	180,937

		TOTAL BANKS			241,624

		TOTAL PREFERRED STOCKS (Cost $569,550)			241,624

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.6%

TREASURY DEBT - 1.6%
$3,100,000		United States Treasury Bill	0.083-0.108	07/24/14	3,099,582

		TOTAL TREASURY DEBT			3,099,582

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,099,090)			3,099,582

		TOTAL INVESTMENTS - 98.5% (Cost $195,474,155)			196,500,200
		OTHER ASSETS & LIABILITIES, NET - 1.5%			2,958,714

		NET ASSETS - 100.0%			$199,458,914

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $25,978,591 or 13.0% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 103.1%

CERTIFICATE OF DEPOSIT - 6.1%
$ 500,000		Banco Del Estado De Chile	0.200%	05/12/14	$500,000
500,000		Banco Del Estado De Chile	0.210	06/09/14	500,000
500,000		Bank of Montreal	0.170	06/04/14	500,000
500,000		Toronto-Dominion Bank	0.140	04/01/14	500,000
750,000		Toronto-Dominion Bank	0.120	05/20/14	750,000
600,000		Toronto-Dominion Bank	0.150	06/11/14	600,000
1,000,000		Wells Fargo Bank NA	0.140	06/02/14	1,000,000

		TOTAL CERTIFICATE OF DEPOSIT			4,350,000

COMMERCIAL PAPER - 43.8%
350,000		American Honda Finance Corp	0.110	05/21/14	349,947
1,000,000		American Honda Finance Corp	0.100	05/22/14	999,858
505,000		American Honda Finance Corp	0.110	05/23/14	504,920
500,000	y	Australia & New Zealand Banking Group Ltd	0.150	05/14/14	499,910
315,000		Bank of Nova Scotia	0.190	05/07/14	314,940
900,000		Bank of Nova Scotia	0.185	06/19/14	899,635
450,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.250	04/14/14	449,960
400,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.185	05/20/14	399,899
850,000	y	Bedford Row Funding Corp	0.205	05/19/14	849,768
300,000	y	Coca-Cola Co	0.100	04/09/14	299,994
500,000	y	Coca-Cola Co	0.120	06/04/14	499,893
1,360,000	y	Commonwealth Bank of Australia	0.140-0.155	04/03/14	1,359,989
500,000	y	Commonwealth Bank of Australia	0.160	06/27/14	499,807
500,000	y	Corporate Asset Funding Co, Inc	0.170	05/06/14	499,917
250,000	y	DBS Bank Ltd	0.250	04/01/14	250,000
394,000	y	Fairway Finance LLC	0.140	04/17/14	393,976
1,000,000	y	Fairway Finance LLC	0.150	04/29/14	999,883
500,000		General Electric Capital Corp	0.150	08/15/14	499,717
300,000		General Electric Co	0.090	06/25/14	299,936
400,000	y	Hydro-Quebec	0.100	04/09/14	399,991
285,000	y	Hydro-Quebec	0.110	04/25/14	284,979
250,000	y	Hydro-Quebec	0.110	04/29/14	249,979
500,000	y	Hydro-Quebec	0.110	06/19/14	499,879
402,000		JPMorgan Chase Bank NA	0.150-0.190	04/14/14	401,975
186,000		JPMorgan Chase Bank NA	0.170	05/05/14	185,970
212,000		JPMorgan Chase Bank NA	0.180	05/27/14	211,941
382,000		JPMorgan Chase Bank NA	0.155	05/30/14	381,903
237,000		JPMorgan Chase Bank NA	0.180	06/02/14	236,926
110,000		JPMorgan Chase Bank NA	0.210	07/18/14	109,931
500,000	y	Liberty Street Funding LLC	0.140	04/22/14	499,959
500,000	y	Merck & Co, Inc	0.070	04/29/14	499,973
500,000	y	Mitsubishi UFJ Trust & Banking Corp	0.170	04/08/14	499,983
1,000,000	y	National Australia Funding Delaware, Inc	0.160-0.163	05/05/14	999,847
500,000	y	National Australia Funding Delaware, Inc	0.130	06/24/14	499,848
610,000	y	Nestle Capital Corp	0.100	04/03/14	609,997
500,000	y	Nestle Capital Corp	0.100	05/09/14	499,947
800,000	y	Nestle Capital Corp	0.100	06/12/14	799,840
500,000	y	Old Line Funding LLC	0.140	04/25/14	499,953
250,000	y	Private Export Funding Corp	0.250	04/07/14	249,990
400,000	y	Private Export Funding Corp	0.150	07/14/14	399,827
309,000	y	Procter & Gamble Co	0.100	05/05/14	308,971
400,000	y	Procter & Gamble Co	0.100	05/28/14	399,936
1,000,000	y	Procter & Gamble Co	0.100	06/10/14	999,805
250,000	y	Procter & Gamble Co	0.100	06/11/14	249,951
1,000,000		Province of Ontario Canada	0.100	04/08/14	999,981
474,000		Province of Ontario Canada	0.110	04/10/14	473,987
410,000		Province of Ontario Canada	0.110	04/30/14	409,964
298,000	y	Province of Quebec Canada	0.100	05/12/14	297,966
1,000,000	y	PSP Capital, Inc	0.110-0.120	04/04/14	999,990
250,000	y	PSP Capital, Inc	0.120	04/25/14	249,980
500,000	y	PSP Capital, Inc	0.140	06/16/14	499,852

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 375,000		Rabobank USA Financial Corp	0.160%	05/08/14	$374,938
250,000		Rabobank USA Financial Corp	0.200	05/13/14	249,942
300,000	y	Thunder Bay Funding LLC	0.175	06/25/14	299,876
500,000		Toyota Motor Credit Corp	0.180	04/10/14	499,978
500,000		Toyota Motor Credit Corp	0.130	06/03/14	499,886
500,000	y	United Overseas Bank Ltd	0.185	04/22/14	499,946
300,000	y	United Overseas Bank Ltd	0.190	04/28/14	299,957
250,000	y	United Overseas Bank Ltd	0.200	05/13/14	249,942
400,000	y	United Overseas Bank Ltd	0.240	07/14/14	399,723
250,000	y	United Overseas Bank Ltd	0.250	08/27/14	249,743
1,500,000	y	Wal-Mart Stores, Inc	0.070	04/16/14	1,499,956
292,000	y	Wal-Mart Stores, Inc	0.090	04/28/14	291,980

		TOTAL COMMERCIAL PAPER			31,200,837

GOVERNMENT AGENCY DEBT - 27.5%
1,232,000		Federal Home Loan Bank (FHLB)	0.060-0.075	04/02/14	1,231,998
700,000		FHLB	0.055-0.110	04/04/14	699,995
664,000		FHLB	0.050	04/09/14	663,993
1,160,000		FHLB	0.055-0.060	04/11/14	1,159,982
1,120,000		FHLB	0.060-0.080	04/21/14	1,119,956
1,200,000		FHLB	0.060	04/23/14	1,199,956
150,000		FHLB	0.080	04/25/14	149,992
500,000		FHLB	0.060-0.095	04/30/14	499,970
220,000		FHLB	0.060	05/01/14	219,989
310,000		FHLB	0.090	05/02/14	309,976
580,000		FHLB	0.050-0.065	05/07/14	579,967
1,050,000		FHLB	0.069-0.080	05/09/14	1,049,914
500,000		FHLB	0.075	05/14/14	499,955
1,048,000		FHLB	0.080-0.110	05/16/14	1,047,878
600,000		FHLB	0.060-0.085	05/19/14	599,949
1,325,000		FHLB	0.065-0.070	05/21/14	1,324,876
240,000		FHLB	0.060	05/23/14	239,979
315,000		FHLB	0.070	06/04/14	314,961
1,000,000		FHLB	0.110	07/18/14	999,670
100,000		FHLB	0.110	09/12/14	99,950
800,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060-0.105	04/07/14	799,987
225,000		FHLMC	0.040	05/02/14	224,992
250,000		FHLMC	0.060	05/06/14	249,985
160,000		FHLMC	0.070	05/08/14	159,989
850,000		FHLMC	0.080	07/01/14	849,828
92,000		FHLMC	0.100	08/18/14	91,965
55,000		Federal National Mortgage Association (FNMA)	0.065	04/09/14	54,999
500,000		FNMA	0.090	04/16/14	499,981
360,000		FNMA	0.060	04/23/14	359,987
183,000		FNMA	0.130	05/07/14	182,976
233,000		FNMA	0.062	05/23/14	232,979
300,000		FNMA	0.085	06/02/14	299,956
310,000		FNMA	0.085	06/04/14	309,953
690,000		FNMA	0.072	06/18/14	689,892
70,000		FNMA	0.100	07/09/14	69,981
350,000		FNMA	0.085	07/14/14	349,914
190,000		FNMA	0.090	09/03/14	189,927

		TOTAL GOVERNMENT AGENCY DEBT			19,630,197

TREASURY DEBT - 20.9%
2,000,000		United States Treasury Bill	0.050	04/10/14	1,999,975
537,000		United States Treasury Bill	0.050	04/17/14	536,988
700,000		United States Treasury Bill	0.027-0.085	04/24/14	699,982
1,100,000		United States Treasury Bill	0.038-0.045	05/01/14	1,099,961
675,000		United States Treasury Bill	0.048-0.055	05/08/14	674,962
710,000		United States Treasury Bill	0.045-0.050	05/22/14	709,951
475,000		United States Treasury Bill	0.045-0.048	05/29/14	474,963
160,000		United States Treasury Bill	0.091	06/05/14	159,974
365,000		United States Treasury Bill	0.043	06/12/14	364,969
225,000		United States Treasury Bill	0.045	06/19/14	224,978
1,190,000		United States Treasury Bill	0.050-0.086	06/26/14	1,189,804
275,000		United States Treasury Bill	0.055-0.077	07/24/14	274,943
900,000		United States Treasury Bill	0.089-0.095	08/21/14	899,674
230,000		United States Treasury Bill	0.075-0.091	09/18/14	229,908

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ !550,000		United States Treasury Note	1.250%	04/15/14	$550,245
509,000		United States Treasury Note	0.250	04/30/14	509,048
550,000		United States Treasury Note	1.000	05/15/14	550,569
480,000		United States Treasury Note	0.750	06/15/14	480,641
500,000		United States Treasury Note	0.250	06/30/14	500,148
660,000		United States Treasury Note	0.625	07/15/14	660,950
500,000		United States Treasury Note	0.125	07/31/14	500,015
300,000		United States Treasury Note	0.500	08/15/14	300,418
145,000		United States Treasury Note	0.250	09/15/14	145,054
160,000		United States Treasury Note	0.250	10/31/14	160,120
200,000		United States Treasury Note	0.250	11/30/14	200,154
199,000		United States Treasury Note	0.250	12/15/14	199,145
100,000		United States Treasury Note	0.125	12/31/14	100,003
540,000		United States Treasury Note	0.250	01/15/15	540,479

		TOTAL TREASURY DEBT			14,938,021

VARIABLE RATE SECURITIES - 4.8%
500,000	i	Federal Farm Credit Bank (FFCB)	0.180	04/01/14	499,940
500,000	i	FFCB	0.191	04/01/14	500,050
500,000	i	FFCB	0.200	04/01/14	500,170
400,000	i	FFCB	0.120	10/27/14	400,000
500,000	i	Federal Home Loan Bank (FHLB)	0.200	04/01/14	500,000
500,000	i	FHLB	0.220	04/01/14	500,243
200,000	i	Federal National Mortgage Association (FNMA)	0.137	06/20/14	199,994
300,000	i	Royal Bank of Canada	0.280	06/10/14	300,000

		TOTAL VARIABLE RATE SECURITIES			3,400,397

		TOTAL SHORT-TERM INVESTMENTS (Cost $73,519,452)			73,519,452

		TOTAL PORTFOLIO - 103.1% (Cost $73,519,452)			73,519,452
		OTHER ASSETS & LIABILITIES, NET - (3.1)%			(2,205,707)

		NET ASSETS - 100.0%			$71,313,745

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/2014, the aggregate value of these securities was $21,444,703 or 30.1% of net assets.

TIAA-CREF LIFE Funds - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES	SECURITY	VALUE
TIAA-CREF LIFE FUNDS - 95.1%(a)

FIXED INCOME - 47.4%
244,898	TIAA-CREF Life Bond Fund	$6,230,193

	TOTAL FIXED INCOME	6,230,193

INTERNATIONAL EQUITY - 9.5%
60,341	TIAA-CREF Life International Equity Fund	1,253,281

	TOTAL INTERNATIONAL EQUITY	1,253,281

U.S. EQUITY - 38.2%
44,332	TIAA-CREF Life Growth Equity Fund	1,145,975
33,499	TIAA-CREF Life Growth & Income Fund	1,255,888
29,932	TIAA-CREF Life Large-Cap Value Fund	1,112,564
7,909	TIAA-CREF Life Real Estate Securities Fund	250,805
6,860	TIAA-CREF Life Small-Cap Equity Fund	253,070
23,898	TIAA-CREF Life Stock Index Fund	1,004,440

	TOTAL U.S. EQUITY	5,022,742

	TOTAL TIAA-CREF LIFE FUNDS (Cost $12,252,883)	12,506,216

	TOTAL INVESTMENTS - 95.1% (Cost $12,252,883)	12,506,216
	OTHER ASSETS & LIABILITIES, NET - 4.9%	645,137

	NET ASSETS - 100.0%	$13,151,353

(a)	The Fund invests its assets in the affiliated TIAA-CREF LIFE Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investment (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and the Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”). The Balanced Fund commenced operations on January 31, 2014.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investment (unaudited)

adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2014, there were no material transfers between levels by the Funds.

As of March 31, 2014, 100% of the value of investments in the Small-Cap Equity Fund, Social Choice Equity Fund and Balanced Fund were valued based on Level 1 inputs.

As of March 31, 2014, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2014 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer discretionary	$10,767,348	$1,235,056	$—	$12,002,404
Health care	9,845,175	1,481,000	—	11,326,175
Information technology	21,039,421	139,600	—	21,179,021
Telecommunication services	196,000	876,591	—	1,072,591
All other equity investments*	14,693,630	—	—	14,693,630
Purchased options	26	—	—	26
Short-term investments	185,254	—	—	185,254
Written options**	(32)	—	—	(32)
Total	$56,726,822	$3,732,247	$—	$60,459,069

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investment (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Consumer discretionary	$21,841,838	$782,826	$—	$22,624,664
Consumer staples	8,934,978	2,677,906	—	11,612,884
Energy	10,416,847	436,569	—	10,853,416
Financials	17,441,944	845,754	—	18,287,698
Health care	19,060,404	1,985,609	—	21,046,013
Industrials	14,595,417	934,617	—	15,530,034
Materials	4,868,733	555,426	—	5,424,159
All other equity investments*	27,727,786	—	—	27,727,786
Purchased options	1,002	—	—	1,002
Short-term investments	2,976,457	—	—	2,976,457
Written options**	(11,167)	—	—	(11,167)
Total	$127,854,239	$8,218,707	$—	$136,072,946
Large-Cap Value
Equity investments:
Consumer discretionary	$8,157,545	$368,384	$—	$8,525,929
Consumer staples	5,126,926	1,116,391	—	6,243,317
Financials	25,713,701	138,959	—	25,852,660
Health care	12,973,942	1,015,911	—	13,989,853
Industrials	10,569,086	158,997	—	10,728,083
Materials	2,740,022	460,924	—	3,200,946
Telecommunication services	3,213,166	331,710	—	3,544,876
All other equity investments*	30,862,151	—	—	30,862,151
Short-term investments	3,724,173	—	—	3,724,173
Total	$103,080,712	$3,591,276	$—	$106,671,988
Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$720,088	$—	$720,088
Diversified REITs	9,333,210	375,014	—	9,708,224
Industrial REITs	8,722,130	633,131	—	9,355,261
Publishing	—	396,042	—	396,042
All other equity investments*	82,855,761	—	—	82,855,761
Total	$100,911,101	$2,124,275	$—	$103,035,376
Stock Index
Equity investments:
Consumer discretionary	$37,588,553	$8	$—	$37,588,561
Energy	26,882,341	—	2,575	26,884,916
Health care	37,581,788	—	177	37,581,965
Telecommunication services	6,431,413	1,789	—	6,433,202
All other equity investments*	182,265,158	—	—	182,265,158
Short-term investments	8,993,372	—	—	8,993,372
Futures**	(5,767)	—	—	(5,767)
Total	$299,736,858	$1,797	$2,752	$299,741,407
International Equity
Equity investments:
Asia	$—	$21,447,142	$—	$21,447,142
Europe	—	76,275,212	—	76,275,212
All other equity investments*	—	2,760,358	—	2,760,358
Short-term investments	4,785,454	—	—	4,785,454
Total	$4,785,454	$100,482,712	$—	$105,268,166

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investment (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$395,563	$—	$395,563
Corporate bonds	—	76,660,975	—	76,660,975
Government bonds	—	95,826,309	—	95,826,309
Structured assets	—	20,276,147	—	20,276,147
Preferred stocks	241,624	—	—	241,624
Short-term investments	—	3,099,582	—	3,099,582
Total	$241,624	$196,258,576	$—	$196,500,200

*	For detailed categories, see the accompanying schedule of investments.

**	Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At March 31, 2014, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	1	117,050	June 2014	$(4,050)
Stock Index	S&P 500 Index E-Mini	11	1,025,530	June 2014	(5,767)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

The following Funds had purchased options outstanding as of March 31, 2014:

	Number of contracts	Value
Growth Equity Fund
Tesla Motors Inc., Call, 4/4/14 at $245	2	$26
Growth & Income Fund
Gilead Sciences Inc., Put, 4/4/14 at $70	9	$882
Restoration Hardware Holdings, Put, 4/19/14 at $60	12	120
Total	21	$1,002

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investment (unaudited)

Written options outstanding as of March 31, 2014 were as follows:

	Number of contracts	Value
Growth Equity Fund
Tesla Motors Inc., Call, 4/4/14 at $257.50	4	$(32)
Growth & Income Fund
Amgen Inc., Call, 4/4/14 at $125	3	$(228)
Blackberry Ltd., Call, 4/4/14 at $10	15	(45)
Bristol-Myers Squibb Co., Call, 4/4/14 at $54	6	(42)
Facebook Inc., Put, 4/11/14 at $57.50	12	(960)
Halliburton Co., Call, 4/4/14 at $60.50	9	(252)
Priceline.com Inc., Call, 4/4/14 at $1,300	1	(40)
Restoration Hardware Holdings, Call, 4/19/14 at $70	12	(5,880)
Restoration Hardware Holdings, Put, 4/19/14 at $55	12	(120)
Tiffany & Co., Call, 4/19/14 at $97.50	6	(24)
Tiffany & Co., Put, 4/19/14 at $85	6	(546)
Tiffany & Co., Put, 4/19/14 at $87.50	6	(1,290)
Yelp Inc., Put, 4/19/14 at $75	6	(1,740)
Total	94	$(11,167)

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at January 31, 2014*	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at March 31, 2014
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$—	$1,148,802	$12,139	$504	$—	$1,145,975
TIAA-CREF Life Growth & Income	—	1,230,597	16,795	967	—	1,255,888
TIAA-CREF Life Large-Cap Value	—	1,078,690	20,677	840	—	1,112,564
TIAA-CREF Life Real Estate Securities	—	244,678	3,862	133	—	250,805
TIAA-CREF Life Small-Cap Equity	—	252,089	5,858	183	—	253,070
TIAA-CREF Life Stock Index	—	972,432	10,589	474	—	1,004,440
TIAA-CREF Life International Equity	—	1,237,917	43,770	1,741	—	1,253,281
TIAA-CREF Life Bond	—	6,216,956	20,376	(54)	—	6,230,193
	$—	$12,382,161	$134,066	$4,788	$—	$12,506,216

*	The Fund commenced operations on January 31, 2014.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investment (unaudited)

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$48,692,327	$12,341,305	$(574,531)	$11,766,774
Growth & Income	106,434,853	30,263,167	(613,907)	29,649,260
Large-Cap Value	92,426,847	16,717,093	(2,471,952)	14,245,141
Real Estate Securities	90,581,540	14,115,681	(1,661,845)	12,453,836
Small-Cap Equity	48,186,643	10,174,122	(1,186,231)	8,987,891
Social Choice Equity	46,551,892	21,131,000	(2,134,210)	18,996,790
Stock Index	194,172,854	119,972,435	(14,398,115)	105,574,320
International Equity	95,201,450	11,728,563	(1,661,847)	10,066,716
Bond	195,474,155	2,986,828	(1,960,783)	1,026,045
Balanced	12,252,883	253,333	—	253,333

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: May 16, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer